UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 19 of its series:

The following 11 series of Wells Fargo Funds Trust have a September 30 fiscal year end:

Wells Fargo Diversified Capital Builder Fund, Wells Fargo Diversified Income Builder Fund, Wells Fargo Index Asset Allocation Fund, Wells Fargo International Bond Fund, Wells Fargo Strategic Income Fund, Wells Fargo C&B Mid Cap Value Fund, Wells Fargo Common Stock Fund, Wells Fargo Discovery Fund, Wells Fargo Enterprise Fund, Wells Fargo Opportunity Fund, and Wells Fargo Special Mid Cap Value Fund.

The following 8 series of Wells Fargo Funds Trust have a March 31 fiscal year end:

Wells Fargo Intrinsic Small Cap Value Fund, Wells Fargo Disciplined Small Cap Fund, Wells Fargo Small Cap Value Fund, Wells Fargo Special Small Cap Value Fund, Wells Fargo Traditional Small Cap Growth Fund, Wells Fargo Precious Metals Fund, Wells Fargo Specialized Technology Fund, and Wells Fargo Utility and Telecommunications Fund.

Date of reporting period: December 31, 2018

ITEM 1. INVESTMENTS

Wells Fargo Precious Metals Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 93.61%
Australia : 10.28%
Evolution Mining Limited (Materials, Metals & Mining)	3,100,000	$8,057,058
Newcrest Mining Limited (Materials, Metals & Mining)	932,294	14,315,213
Northern Star Resources Limited (Materials, Metals & Mining)	825,000	5,369,259
		27,741,530

Canada : 57.85%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	273,164	11,035,826
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	225,370	9,096,020
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	1,414,000
Alamos Gold Incorporated Class A (Materials, Metals & Mining)	1,053,980	3,790,684
B2Gold Corporation (Materials, Metals & Mining) †	3,050,000	8,914,079
Barrick Gold Corporation (Materials, Metals & Mining)	559,083	7,569,984
Centerra Gold Incorporated-Legend Shares (Materials, Metals & Mining) 144A	350,000	1,502,344
Continental Gold Incorporated (Materials, Metals & Mining) †	600,000	988,866
Detour Gold Corporation (Materials, Metals & Mining) †	51,057	431,210
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining) †144A	525,000	4,433,966
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining) †	90,000	760,108
Endeavour Mining Corporation (Materials, Metals & Mining) †	400,000	6,545,561
Franco-Nevada Corporation (Materials, Metals & Mining)	10,000	701,216
Franco-Nevada Corporation-Legend Shares (Materials, Metals & Mining) 144A	142,948	10,023,742
Goldcorp Incorporated (Materials, Metals & Mining)	607,454	5,949,062
Goldcorp Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	165,694	1,623,801
IAMGOLD Corporation (Materials, Metals & Mining) †	2,055,000	7,541,423
Kinross Gold Corporation (Materials, Metals & Mining) †	4,000,553	12,893,666
Kirkland Lake Gold Limited (Materials, Metals & Mining)	612,000	15,958,980
Mag Silver Corporation (Materials, Metals & Mining) †	600,000	4,394,960
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining)	100,000	732,493
OceanaGold Corporation (Materials, Metals & Mining)	1,350,000	4,924,553
Osisko Gold Royalties Limited (Materials, Metals & Mining)	246,700	2,163,052
Pan American Silver Corporation (Materials, Metals & Mining)	160,000	2,336,000
Pretium Resources Incorporated (Materials, Metals & Mining) †	100,000	847,495
Semafo Incorporated (Materials, Metals & Mining) †	2,860,400	6,180,911
SSR Mining Incorporated (Materials, Metals & Mining) †	520,000	6,286,800
Torex Gold Resources Incorporated (Materials, Metals & Mining) †	225,000	2,140,895
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining) †	185,000	1,760,292
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining) †144A	266,250	2,533,393
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	12,950	252,796
Wheaton Precious Metals Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)	440,000	8,593,200
Yamana Gold Incorporated (Materials, Metals & Mining)	800,000	1,881,043
		156,202,421

Peru : 0.75%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	125,000	2,027,500

South Africa : 1.00%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	215,591	2,705,667

United Kingdom : 10.66%
Fresnillo plc (Materials, Metals & Mining)	700,000	7,673,091
Randgold Resources Limited ADR (Materials, Metals & Mining) (a)	255,000	21,116,298
		28,789,389

United States : 13.07%
Newmont Mining Corporation (Materials, Metals & Mining)	577,455	20,008,816
Royal Gold Incorporated (Materials, Metals & Mining)	178,436	15,283,043
		35,291,859

Total Common Stocks (Cost $193,552,345)		252,758,366

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Precious Metals Fund

Security name			Troy ounces	Value
Commodities : 4.58%
Gold Bullion † **			5,352	$12,372,634

Total Commodities (Cost $5,240,199)				12,372,634

		Yield	Shares
Short-Term Investments : 1.68%
Investment Companies : 1.68%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33%	4,526,520	4,526,520

Total Short-Term Investments (Cost $4,526,520)				4,526,520

Total investments in securities (Cost $203,319,064)	99.87%			269,657,520
Other assets and liabilities, net	0.13			340,751

Total net assets	100.00%			$269,998,271

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
**	Represents an investment held in Special Investments (Cayman) SPC, the consolidated entity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	4,941,346	59,068,047	59,482,873	4,526,520	$4,526,520	1.68%

Wells Fargo Precious Metals Fund (the “Fund”)

Notes to Consolidated portfolio of investments – December 31, 2018 (unaudited)

Investment in subsidiary

The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of December 31, 2018, the Subsidiary held $12,423,996 in gold bullion representing 100.00% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of December 31, 2018, the Fund held $12,372,634, in the Subsidiary, representing 4.58% of the Fund’s net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$27,741,530	$0	$0	$27,741,530
Canada	13,3042,083	23,160,338	0	156,202,421
Peru	2,027,500	0	0	2,027,500
South Africa	2,705,667	0	0	2,705,667
United Kingdom	7,673,091	21,116,298	0	28,789,389
United States	35,291,859	0	0	35,291,859
Commodities	12,372,634	0	0	12,372,634
Short-term investments
Investment companies	4,526,520	0	0	4,526,520

Total assets	$225,380,884	$44,276,636	$0	$269,657,520

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo International Bond Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 5.21%
United States : 5.21%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)	3.40%	11-30-2023	$353,000	$351,900
AbbVie Incorporated (Health Care, Biotechnology )	4.25	11-14-2028	825,000	801,406
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail )	3.15	8-22-2027	1,000,000	965,436
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals )	2.90	9-12-2027	1,250,000	1,177,600
B.A.T. Capital Corporation (Consumer Staples, Tobacco )	3.56	8-15-2027	1,400,000	1,243,548
Bayer US Finance LLC (Health Care, Pharmaceuticals ) 144A	4.25	12-15-2025	1,000,000	973,713
BP Capital Markets America Incorporated (Energy, Oil, Gas & Consumable Fuels )	3.22	4-14-2024	825,000	807,673
Conagra Brands Incorporated (Consumer Staples, Food Products )	4.60	11-1-2025	850,000	853,073
CVS Health Corporation (Health Care, Health Care Providers & Services )	4.10	3-25-2025	600,000	594,734
Discovery Communications LLC (Communication Services, Media )	3.95	3-20-2028	700,000	649,451
DowDuPont Incorporated (Materials, Chemicals )	4.21	11-15-2023	800,000	817,991
Goldman Sachs Group Incorporated (Financials, Capital Markets )	3.75	2-25-2026	1,000,000	946,102
JPMorgan Chase & Company (Financials, Banks )	3.30	4-1-2026	1,000,000	952,806
Microsoft Corporation (Information Technology, Software )	2.40	8-8-2026	1,000,000	935,805
Qualcomm Incorporated (Information Technology, Semiconductors & Semiconductor Equipment )	3.25	5-20-2027	1,000,000	934,516
Verizon Communications Incorporated (Communication Services, Diversified Telecommunication Services )	4.33	9-21-2028	1,000,000	1,004,729
Walmart Incorporated (Consumer Staples, Food & Staples Retailing )	3.70	6-26-2028	1,000,000	1,015,183

Total Corporate Bonds and Notes (Cost $15,620,364)				15,025,666

Foreign Corporate Bonds and Notes @: 5.17%
Brazil : 0.47%
International Finance Corporation (Financials, Banks, BRL)	8.25	1-30-2023	5,000,000	1,344,585

Denmark : 1.98%
Nykredit Realkredit AS (Financials, Thrifts & Mortgage Finance, DKK)	2.00	10-1-2050	18,843,903	2,873,648
Realkredit Danmark AS (Financials, Thrifts & Mortgage Finance, DKK)	2.00	10-1-2050	18,557,089	2,836,317
				5,709,965

France : 0.29%
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing, EUR)	4.50	3-7-2024	400,000	416,709
Paprec Holding SA (Industrials, Commercial Services & Supplies, EUR)	4.00	3-31-2025	425,000	410,737
				827,446

Luxembourg : 0.10%
LSF10 Wolverine Investment SCA (Financials, Diversified Financial Services, EUR)	5.00	3-15-2024	275,000	296,091

Mexico : 0.09%
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN) 144A	7.19	9-12-2024	6,532,000	258,431

Netherlands : 0.40%
Selecta Group BV (EUR) (Consumer Discretionary, Internet & Direct Marketing Retail, EUR) 144A	5.88	2-1-2024	575,000	618,784
Sigma Holdco BV (Consumer Staples, Food Products, EUR)	5.75	5-15-2026	550,000	552,117
				1,170,901

United Kingdom : 1.84%
CPUK Finance Limited (Consumer Discretionary, Consumer Finance, GBP)	4.25	2-28-2047	250,000	304,545

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
United Kingdom (continued)
FirstGroup plc (Industrials, Road & Rail, GBP)	5.25%	11-29-2022	700,000	$938,909
Heathrow Funding Limited (Industrials, Transportation Infrastructure, GBP)	7.13	2-14-2024	1,000,000	1,530,218
Ocado Group plc (Consumer Discretionary, Internet & Direct Marketing Retail, GBP)	4.00	6-15-2024	550,000	676,872
Pinnacle Bidco plc (Consumer Discretionary, Consumer Finance, GBP)	6.38	2-15-2025	200,000	252,893
RAC Bond Company plc (Consumer Discretionary, Automobiles, GBP)	5.00	11-6-2022	800,000	910,230
Tesco plc (Consumer Staples, Food & Staples Retailing, GBP)	6.13	2-24-2022	500,000	703,603
				5,317,270

Total Foreign Corporate Bonds and Notes (Cost $16,498,259)				14,924,689

Foreign Government Bonds @: 77.47%
Australian Government Bond Series 146 (AUD)	1.75	11-21-2020	13,500,000	9,481,157
Australian Government Bond Series 148 (AUD)	2.75	11-21-2027	5,000,000	3,648,177
Brazil (BRL)	10.00	1-1-2021	9,775,000	2,638,116
Brazil (BRL)	10.00	1-1-2023	3,400,000	918,757
Brazil (BRL)	10.00	1-1-2019	2,180,000	562,472
Brazil (BRL)	10.00	1-1-2025	9,845,000	2,652,012
Canada (CAD)	2.00	6-1-2028	17,500,000	12,856,962
Canada (CAD) 144A	2.65	12-15-2028	8,000,000	5,915,675
Colombia (COP)	7.00	5-4-2022	10,250,000,000	3,281,386
Czech Republic (CZK)	0.75	2-23-2021	18,000,000	785,657
Hungary (HUF)	1.75	10-26-2022	420,000,000	1,497,366
Hungary (HUF)	3.00	10-27-2027	2,135,000,000	7,614,934
India (INR)	7.17	1-8-2028	225,000,000	3,182,518
India (INR)	7.80	4-11-2021	117,000,000	1,700,158
India (INR)	8.79	11-8-2021	295,000,000	4,411,415
Indonesia (IDR)	7.50	8-15-2032	106,345,000,000	6,942,376
Indonesia (IDR)	8.38	3-15-2024	29,150,000,000	2,059,555
Indonesia (IDR)	8.38	9-15-2026	33,500,000,000	2,368,620
Italy Buoni Poliennali del Tesoro (EUR)	2.20	6-1-2027	3,550,000	3,969,631
Italy Buoni Poliennali del Tesoro (EUR)	0.95	3-1-2023	7,700,000	8,597,234
Korea Treasury Bond (KRW)	2.00	3-10-2020	6,845,000,000	6,147,722
Korea Treasury Bond (KRW)	2.38	3-10-2023	8,190,000,000	7,473,672
Malaysia (MYR)	3.73	6-15-2028	45,400,000	10,668,478
Malaysia (MYR)	3.66	10-15-2020	4,000,000	969,991
Malaysia (MYR)	3.90	11-30-2026	6,100,000	1,452,731
Malaysia (MYR)	3.96	9-15-2025	4,850,000	1,167,773
Mexico (MXN)	5.75	3-5-2026	57,500,000	2,471,578
Mexico (MXN)	7.75	11-13-2042	232,650,000	10,453,283
Mexico (MXN)	8.00	11-7-2047	45,000,000	2,068,098
Mexico (MXN)	10.00	12-5-2024	6,350,000	343,196
New South Wales (AUD)	5.00	8-20-2024	4,250,000	3,411,800
New South Wales (AUD)	6.00	5-1-2020	2,350,000	1,739,864
New Zealand (NZD)	2.75	4-15-2037	4,575,000	3,092,705
New Zealand (NZD)	4.50	4-15-2027	12,615,000	9,930,724
Poland (PLN)	2.50	7-25-2027	58,050,000	15,241,865
Province of Ontario (AUD)	6.25	9-29-2020	4,300,000	3,229,102
Queensland Treasury Corporation (AUD) 144A	2.75	8-20-2027	4,150,000	2,913,087
Queensland Treasury Corporation (AUD) 144A	4.00	6-21-2019	8,600,000	6,111,429
Republic of Peru (PEN)	5.70	8-12-2024	4,350,000	1,337,607
Republic of Peru (PEN)	6.35	8-12-2028	16,050,000	4,990,061
Republic of South Africa (ZAR)	8.75	2-28-2048	22,050,000	1,364,456
Republic of South Africa (ZAR)	8.75	2-28-2048	48,500,000	3,001,185
Republic of South Africa (ZAR)	7.75	2-28-2023	23,900,000	1,640,847
Republic of South Africa (ZAR)	10.50	12-21-2026	19,650,000	1,485,718
Romania (RON)	3.40	3-8-2022	2,950,000	709,227
Romania (RON)	3.25	4-29-2024	9,675,000	2,247,639
Romania (RON)	5.00	2-12-2029	8,000,000	1,986,509
Romania (RON)	5.75	4-29-2020	14,000,000	3,535,086
Singapore (SGD)	2.63	5-1-2028	4,000,000	3,077,384
Singapore (SGD)	2.75	3-1-2046	13,900,000	10,802,522

2

Wells Fargo International Bond Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Thailand (THB)	3.85%	12-12-2025	36,500,000	$1,225,697
Turkey (TRY)	13.00	11-13-2019	12,345,000	2,184,989
Turkey (TRY)	9.40	7-8-2020	2,300,000	380,038
Turkey (TRY)	10.50	1-15-2020	6,110,000	1,054,256
Turkey (TRY)	10.70	2-17-2021	5,800,000	945,753
Turkey (TRY)	11.00	2-24-2027	1,900,000	277,326
United Kingdom Gilt Bonds (GBP)	1.50	7-22-2047	6,250,000	7,369,170
Total Foreign Government Bonds (Cost $233,088,621)				223,586,746

U.S. Treasury Securities : 5.27%
U.S. Treasury Note	2.25	11-15-2027	$9,100,000	8,797,116
U.S. Treasury Note	3.00	9-30-2025	6,250,000	6,412,885
Total U.S. Treasury Securities (Cost $14,942,962)				15,210,001

Yankee Corporate Bonds and Notes : 3.54%
Canada : 0.52%
Alimentation Couche-Tard Incorporated (Consumer Staples, Food & Staples Retailing )	3.55	7-26-2027	1,600,000	1,494,726

Cayman Islands : 0.19%
UPCB Finance IV Limited (Financials, Diversified Financial Services )	5.38	1-15-2025	600,000	561,072

China : 0.33%
Tencent Holdings Limited (Communication Services, Interactive Media & Services )	3.60	1-19-2028	1,000,000	940,120

France : 0.74%
Danone SA (Consumer Staples, Food Products )	2.95	11-2-2026	1,500,000	1,369,325
Electricite de France SA (Utilities, Electric Utilities ) 144A	4.50	9-21-2028	800,000	775,861
				2,145,186

Ireland : 0.33%
Ardagh Packaging Finance plc (Financials, Diversified Financial Services )	4.63	5-15-2023	1,000,000	947,290

Spain : 0.25%
Telefonica Emisiones SAU (Communication Services, Diversified Telecommunication Services )	4.10	3-8-2027	750,000	723,180

Switzerland : 0.24%
Credit Suisse Group Funding Limited (Financials, Banks )	3.80	9-15-2022	700,000	694,858

United Kingdom : 0.94%
International Game Technology plc (Consumer Discretionary, Hotels, Restaurants & Leisure )	6.25	2-15-2022	1,000,000	1,002,500
Jaguar Land Rover Automobiles plc (Consumer Discretionary, Automobiles )	3.50	3-15-2020	1,200,000	1,146,000
Vodafone Group plc (Communication Services, Wireless Telecommunication Services )	4.38	5-30-2028	575,000	558,121
				2,706,621

Total Yankee Corporate Bonds and Notes (Cost $10,667,144)				10,213,053

	Yield		Shares
Short-Term Investments : 0.81%
Investment Companies : 0.81%
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33		2,338,345	2,338,345

3

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo International Bond Fund

		Value
Total Short-Term Investments (Cost $2,338,345)		$2,338,345

Total investments in securities (Cost $293,155,695)	97.47%	281,298,500
Other assets and liabilities, net	2.53	7,312,855

Total net assets	100.00%	$288,611,355

@	Foreign bond principal is denominated in the local currency of the issuer.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian Dollar
COP	Colombian peso
CZK	Czech koruna
DKK	Danish krone
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupiah
JPY	Japanese Yen
KRW	Republic of Korea won
MXN	Mexican peso
MYR	Malaysian ringgit
NZD	New Zealand dollar
PEN	Peruvian sol
PLN	Polish zloty
RON	Romanian lei
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

4

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
20,720,000 SGD	15,076,558 USD	State Street Bank	1-16-2019	$130,148	$0
15,065,804 USD	20,720,000 SGD	State Street Bank	1-16-2019	0	(140,902)
4,225,000 PLN	1,143,840 USD	State Street Bank	1-18-2019	0	(14,606)
1,117,144 USD	4,225,000 PLN	State Street Bank	1-18-2019	0	(12,090)
22,360,000 PEN	6,700,629 USD	State Street Bank	1-22-2019	0	(67,465)
6,674,627 USD	22,360,000 PEN	State Street Bank	1-22-2019	41,462	0
975,000 CAD	745,056 USD	State Street Bank	1-24-2019	0	(30,471)
28,250,000 CAD	21,672,753 USD	State Street Bank	1-24-2019	0	(968,107)
1,700,000 CAD	1,291,437 USD	State Street Bank	1-24-2019	0	(45,494)
1,105,000 CAD	825,724 USD	State Street Bank	1-24-2019	0	(15,861)
24,507,816 USD	32,030,000 CAD	State Street Bank	1-24-2019	1,032,779	0
6,983,980 USD	101,575,000,000 IDR	State Street Bank	1-28-2019	0	(61,591)
11,139,765 EUR	12,700,000 USD	State Street Bank	1-29-2019	91,042	0
550,000 EUR	626,065 USD	State Street Bank	1-29-2019	5,463	0
59,400,000 EUR	67,611,337 USD	State Street Bank	1-29-2019	593,688	0
775,000 EUR	888,789 USD	State Street Bank	1-29-2019	1,092	0
24,681,337 USD	21,465,000 EUR	State Street Bank	1-29-2019	34,521	0
14,802,137 USD	12,925,000 EUR	State Street Bank	1-29-2019	0	(38,772)
2,977,260 USD	2,600,000 EUR	State Street Bank	1-29-2019	0	(8,145)
2,284,459 USD	1,985,000 EUR	State Street Bank	1-29-2019	5,217	0
939,048 USD	825,000 EUR	State Street Bank	1-29-2019	0	(8,244)
140,000,000 HUF	499,377 USD	State Street Bank	2-4-2019	1,332	0
7,934,545 USD	2,248,650,000 HUF	State Street Bank	2-4-2019	0	(107,736)
1,400,000 AUD	1,011,734 USD	State Street Bank	2-21-2019	0	(24,745)
1,500,000 AUD	1,086,038 USD	State Street Bank	2-21-2019	0	(28,550)
1,750,000 AUD	1,259,036 USD	State Street Bank	2-21-2019	0	(25,300)
170,000 AUD	119,853 USD	State Street Bank	2-21-2019	0	(5)
16,180,566 USD	22,125,000 AUD	State Street Bank	2-21-2019	582,618	0
11,910,118 USD	45,000,000 PLN	State Street Bank	2-25-2019	0	(128,002)
3,743,300,000 JPY	33,185,548 USD	State Street Bank	2-28-2019	1,107,444	0
12,715,311 USD	17,400,000 AUD	State Street Bank	3-7-2019	445,860	0
920,000 NZD	626,675 USD	State Street Bank	3-7-2019	0	(8,478)
13,944,375 USD	20,100,000 NZD	State Street Bank	3-7-2019	438,104	0
3,431,984 USD	49,250,000 ZAR	State Street Bank	3-12-2019	36,864	0
4,900,000,000 JPY	43,529,863 USD	State Street Bank	3-18-2019	1,428,568	0
1,779,725 USD	195,000,000 JPY	State Street Bank	3-18-2019	0	(9,437)

				$5,976,202	$(1,744,001)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,592,910	42,972,209	42,226,774	2,338,345	$2,338,345	0.81%

Wells Fargo International Bond Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$15,025,666	$0	$15,025,666
Foreign corporate bonds and notes	0	14,924,689	0	14,924,689
Foreign government bonds	0	223,586,746	0	223,586,746
U.S. Treasury securities	15,210,001	0	0	15,210,001
Yankee corporate bonds and notes	0	10,213,053	0	10,213,053
Short-term investments
Investment companies	2,338,345	0	0	2,338,345

	17,548,346	263,750,154	0	281,298,500
Forward foreign currency contracts	0	5,976,202	0	5,976,202

Total assets	$17,548,346	$269,726,356	$0	$287,274,702

Liabilities
Forward foreign currency contracts	$0	$1,744,001	$0	$1,744,001

Total liabilities	$0	$1,744,001	$0	$1,744,001

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.64%
Communication Services : 3.23%
Entertainment : 3.23%
CD Projekt SA †	24,054	$950,264
World Wrestling Entertainment Incorporated Class A	22,241	1,661,848
		2,612,112

Consumer Discretionary : 17.20%
Auto Components : 1.60%
Stoneridge Incorporated †	52,508	1,294,322

Diversified Consumer Services : 4.97%
Adtalem Global Education Incorporated †	29,722	1,406,445
Bright Horizons Family Solutions Incorporated †	12,263	1,366,711
Chegg Incorporated †	43,954	1,249,173
		4,022,329

Hotels, Restaurants & Leisure : 6.09%
Dave & Buster’s Entertainment Incorporated	24,819	1,105,935
Eldorado Resorts Incorporated †	41,116	1,488,810
Hilton Grand Vacations Incorporated †	42,650	1,125,534
Six Flags Entertainment Corporation	21,707	1,207,560
		4,927,839

Household Durables : 1.00%
Skyline Champion Corporation	54,972	807,539

Internet & Direct Marketing Retail : 3.54%
Etsy Incorporated †	23,426	1,114,375
Waitr Holdings Incorporated †«	64,659	720,948
Zooplus AG †«	7,539	1,033,300
		2,868,623

Consumer Staples : 3.87%
Beverages : 3.87%
Boston Beer Company Incorporated Class A †	4,994	1,202,755
Craft Brew Alliance Incorporated †	75,490	1,080,262
National Beverage Corporation «	11,818	848,178
		3,131,195

Energy : 2.21%
Oil, Gas & Consumable Fuels : 2.21%
Texas Pacific Land Trust «	930	503,716
Viper Energy Partners LP	49,477	1,288,381
		1,792,097

Financials : 1.28%
Consumer Finance : 1.28%
SLM Corporation †	125,251	1,040,836

Health Care : 24.95%
Biotechnology : 9.83%
AnaptysBio Incorporated †	7,451	475,299
Array BioPharma Incorporated †	57,095	813,604

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund

Security name	Shares	Value
Biotechnology (continued)
Avrobio Incorporated †	8,826	$146,953
CareDx Incorporated †	31,097	781,779
Coherus Biosciences Incorporated †	41,723	377,593
CRISPR Therapeutics AG †«	7,167	204,761
Deciphera Pharmaceuticals Incorporated †	10,463	219,618
Editas Medicine Incorporated †	11,291	256,870
Flexion Therapeutics Incorporated †	47,704	540,009
Gritstone Oncology Incorporated †«	19,870	306,992
Halozyme Therapeutics Incorporated †	36,600	535,458
Immunomedics Incorporated †	34,277	489,133
Intercept Pharmaceuticals Incorporated †	1,950	196,541
IOVANCE Biotherapeutics Incorporated †	35,028	309,998
KalVista Pharmaceuticals Incorporated †	26,680	526,930
Mirati Therapeutics Incorporated †	8,724	370,072
Tyme Technologies Incorporated †«	97,709	360,546
Vericel Corporation †	44,079	766,975
Zai Lab Limited ADR †	12,000	278,640
		7,957,771

Health Care Equipment & Supplies : 11.16%
Avanos Medical Incorporated †	23,977	1,073,930
BioLife Solutions Incorporated †	74,400	895,032
Haemonetics Corporation †	17,605	1,761,380
ICU Medical Incorporated †	5,327	1,223,239
Insulet Corporation †	18,484	1,466,151
iRhythm Technologies Incorporated †	11,320	786,514
Orthopediatrics Corporation †	39,483	1,377,167
Sientra Incorporated †	35,391	449,820
		9,033,233

Health Care Providers & Services : 1.41%
Guardant Health Incorporated †«	9,951	374,058
RadNet Incorporated †	75,029	763,045
		1,137,103

Health Care Technology : 0.76%
Inspire Medical Systems Incorporated †	14,620	617,695

Pharmaceuticals : 1.79%
GW Pharmaceuticals plc ADR †«	3,600	350,604
MyoKardia Incorporated †	12,105	591,450
Wave Life Sciences Limited †«	12,128	509,861
		1,451,915

Industrials : 18.25%
Aerospace & Defense : 3.51%
Aerojet Rocketdyne Holdings †	42,905	1,511,543
Mercury Computer Systems Incorporated †	28,101	1,328,896
		2,840,439

Airlines : 1.34%
Spirit Airlines Incorporated †	18,766	1,086,927

Commercial Services & Supplies : 6.73%
Casella Waste Systems Incorporated Class A †	60,793	1,731,993
Mobile Mini Incorporated	32,729	1,039,146
MSA Safety Incorporated	15,788	1,488,335
The Brink’s Company	18,406	1,189,948
		5,449,422

2

Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Construction & Engineering : 1.48%
WillScot Corporation †	127,134	$1,197,602

Machinery : 0.51%
Energy Recovery Incorporated †«	61,022	410,678

Road & Rail : 1.72%
Saia Incorporated †	24,874	1,388,467

Trading Companies & Distributors : 2.96%
SiteOne Landscape Supply Incorporated †	22,843	1,262,533
Univar Incorporated †	63,879	1,133,213
		2,395,746

Information Technology : 25.40%
Electronic Equipment, Instruments & Components : 2.82%
Littelfuse Incorporated	7,060	1,210,649
Novanta Incorporated †	17,040	1,073,520
		2,284,169

IT Services : 8.67%
EPAM Systems Incorporated †	10,769	1,249,312
Euronet Worldwide Incorporated †	12,370	1,266,441
Keywords Studios plc	53,976	736,136
Okta Incorporated †	9,252	590,278
WEX Incorporated †	8,424	1,179,865
WNS Holdings Limited ADR †	48,377	1,996,030
		7,018,062

Semiconductors & Semiconductor Equipment : 0.89%
Universal Display Corporation «	7,717	722,080

Software : 11.67%
2U Incorporated †	15,607	775,980
Bottomline Technologies (de) Incorporated †	24,702	1,185,696
Envestnet Incorporated †	28,646	1,409,097
Globant SA †	26,337	1,483,300
LivePerson Incorporated †	47,066	887,665
MINDBODY Incorporated Class A †	30,256	1,101,318
Model N Incorporated †	59,477	786,881
Pluralsight Incorporated Class A †«	21,225	499,849
SendGrid Incorporated †	30,376	1,311,332
		9,441,118

Technology Hardware, Storage & Peripherals : 1.35%
NCR Corporation †	47,273	1,091,061

Materials : 2.00%
Chemicals : 2.00%
Ingevity Corporation †	19,365	1,620,657

Real Estate : 1.25%
Equity REITs : 1.25%
Innovative Industrial Properties Incorporated «	22,263	1,010,518

Total Common Stocks (Cost $83,532,807)		80,651,555

3

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund

Security name		Yield	Shares	Value
Short-Term Investments : 9.46%
Investment Companies : 9.46%
Securities Lending Cash Investments LLC (l)(r)(u)		2.38%	6,986,809	$6,987,507
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33	672,676	672,676
Total Short-Term Investments (Cost $7,660,183)				7,660,183

Total investments in securities (Cost $91,192,990)	109.10%			88,311,738
Other assets and liabilities, net	(9.10)			(7,369,403)

Total net assets	100.00%			$80,942,335

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	10,521,186	64,117,996	67,652,373	6,986,809	$6,987,507
Wells Fargo Government Money Market Fund Select Class	870,700	34,108,569	34,306,593	672,676	672,676

					$7,660,183	9.46%

Wells Fargo Traditional Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$2,612,112	$0	$0	$2,612,112
Consumer discretionary	12,887,352	1,033,300	0	13,920,652
Consumer staples	3,131,195	0	0	3,131,195
Energy	1,792,097	0	0	1,792,097
Financials	1,040,836	0	0	1,040,836
Health care	20,197,717	0	0	20,197,717
Industrials	14,769,281	0	0	14,769,281
Information technology	20,556,490	0	0	20,556,490
Materials	1,620,657	0	0	1,620,657
Real estate	1,010,518	0	0	1,010,518
Short-term investments
Investment companies	672,676	6,987,507	0	7,660,183

Total assets	$80,290,931	$8,020,807	$0	$88,311,738

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 27.06%
Communication Services : 0.87%
Diversified Telecommunication Services : 0.75%
AT&T Incorporated	67,520	$1,927,021
CenturyLink Incorporated	48,352	732,533
China Communications Services Corporation Limited H Shares	390,000	322,738
China Telecom Corporation Limited H Shares	580,000	296,277
PT Telekomunikasi Indonesia Persero Tbk	1,629,300	425,953
Verizon Communications Incorporated	18,745	1,053,844
		4,758,366

Wireless Telecommunication Services : 0.12%
China Mobile Limited	51,000	490,754
SK Telecom Company Limited	964	232,594
		723,348

Consumer Discretionary : 1.26%
Auto Components : 0.04%
Huayu Automotive Systems Company Limited Class A	57,900	155,461
Xinyi Glass Holdings Limited	110,000	121,653
		277,114

Automobiles : 0.36%
General Motors Company	25,514	853,443
Hyundai Motor Company	3,206	340,350
Peugeot SA	50,738	1,083,891
		2,277,684

Hotels, Restaurants & Leisure : 0.29%
Extended Stay America Incorporated	42,202	654,131
Genting Malaysia Berhad	141,600	103,480
Genting Singapore Limited	971,563	695,017
NagaCorp Limited	146,000	156,991
Sands China Limited	48,400	212,007
		1,821,626

Household Durables : 0.17%
Coway Company Limited	3,120	207,198
Midea Group Company Limited Class A	24,200	130,709
Persimmon plc	30,191	742,692
		1,080,599

Leisure Products : 0.01%
Giant Manufacturing Company Limited	15,000	70,403

Multiline Retail : 0.13%
Kohl’s Corporation	12,727	844,309

Specialty Retail : 0.09%
Chow Tai Fook Jewellery Company Limited	154,400	128,757
Mr Price Group Limited	9,181	157,074
Petrobras Distribuidora SA	38,900	257,588
		543,419

Textiles, Apparel & Luxury Goods : 0.17%
Kering SA	2,331	1,099,278

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Shares	Value
Consumer Staples : 0.78%
Beverages : 0.01%
Thai Beverage PCL	206,000	$92,197

Food & Staples Retailing : 0.48%
Koninklijke Ahold Delhaize NV	57,500	1,454,314
Wal-Mart de Mexico SAB de CV	101,000	256,872
Wal-Mart Stores Incorporated	14,511	1,351,700
		3,062,886

Food Products : 0.29%
Inner Mongolia Yili Industrial Group Company Limited Class A	47,099	157,365
Lamb Weston Holdings Incorporated	20,000	1,471,200
Uni-President Enterprises Corporation	78,000	176,955
		1,805,520

Energy : 6.03%
Energy Equipment & Services : 0.02%
CSI Compressco LP	3,749	8,698
Hi-Crush Partners LP	12,664	45,337
Seadrill Partners LLC	6,881	11,904
USA Compression Partners LP	4,771	61,928
		127,867

Oil, Gas & Consumable Fuels : 6.01%
Alliance Resource Partners LP	14,913	258,591
American Midstream Partners	5,560	16,847
Andeavor Logistics LP	52,341	1,700,559
Antero Midstream GP LP	11,403	127,486
Antero Midstream Partners LP	12,284	262,755
Black Stone Minerals LP	12,270	189,940
BP Midstream Partners LP	6,742	104,771
Buckeye Partners LP	20,344	589,773
Calumet Specialty Products LP †	8,786	19,417
Capital Product Partners LP	13,933	29,120
Cheniere Energy Partners LP	5,758	207,864
China Petroleum & Chemical Corporation H Shares	234,000	167,047
CNOOC Limited	763,000	1,179,018
CNX Midstream Partners LP	3,718	60,529
Consol Coal Resources LP	747	12,258
Crestwood Equity Partners LP	6,778	189,174
CrossAmerica Partners LP	4,158	58,877
CVR Refining LP	3,241	33,804
DCP Midstream LP	12,533	331,999
Delek Logistics Partners LP	1,202	35,159
Dominion Energy Midstream Partners LP	6,903	124,530
Dorchester Minerals LP	4,147	60,712
Enable Midstream Partners LP	5,968	80,748
Energy Transfer Equity LP	327,642	4,328,151
Enlink Midstream LLC	8,889	84,357
Enlink Midstream Partners LP	49,697	547,164
Enterprise Products Partners	208,592	5,129,277
Enviva Partners LP	1,719	47,702
EQT Corporation	30,000	566,700
EQT GP Holdings LP	3,845	76,708
EQT Midstream Partners LP	9,055	391,629
Equitrans Midstream Corporation †	24,000	480,480
Foresight Energy LP	4,155	14,543
Gaslog Partners LP	4,403	87,179
Genesis Energy LP	14,941	275,960
Global Partners LP	3,927	64,010
Golar LNG Partners LP	6,671	72,047
Green Plains Partners LP	1,601	21,726
Hess Midstream Partners LP	2,320	39,394

2

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Hoegh LNG Partners LP	2,404	$36,901
Holly Energy Partners LP	6,327	180,699
JXTG Holdings Incorporated	117,900	612,317
Kimbell Royalty Partners LP	3,137	42,600
Kinder Morgan Incorporated	100,000	1,538,000
KNOT Offshore Partners LP	3,396	60,890
Legacy Reserves Incorporated †	9,889	15,229
Lukoil PJSC ADR	4,403	314,726
Magellan Midstream Partners LP	32,006	1,826,262
Martin Midstream Partners LP	4,675	48,059
MPLX LP	39,884	1,208,485
Natural Resource Partners LP	1,127	43,096
NGL Energy Partners LP	16,949	162,541
Noble Midstream Partners LP	3,093	89,202
NuStar Energy LP	12,516	261,960
Oasis Midstream Partners LP	1,532	24,497
ONEOK Incorporated	24,000	1,294,800
PBF Logistics LP	3,147	63,255
PetroChina Company Limited H Shares	380,000	236,818
Phillips 66 Company	6,925	596,589
Phillips 66 Partners LP	7,367	310,224
Plains All American Pipeline LP	130,583	2,616,883
Plains GP Holdings LP Class A	21,704	436,250
Reliance Industries Limited GDR 144A	9,411	299,740
Repsol YPF SA	68,083	1,098,326
Royal Dutch Shell plc Class B	21,840	651,392
S-Oil Corporation	1,276	111,300
Shell Midstream Partners LP	17,115	280,857
SK Innovation Company Limited	778	124,880
Sprague Resources LP	1,428	20,692
Summit Midstream Partners LP	5,714	57,426
Sunoco LP	7,824	212,735
Tallgrass Energy GP LP	19,983	486,386
TC Pipelines LP	7,377	236,949
Teekay LNG Partners LP	7,634	84,127
Teekay Offshore Partners LP	15,454	18,699
The Williams Companies Incorporated	65,000	1,433,250
Total SA	19,556	1,034,722
TransMontaigne Partners LP	1,835	74,464
USD Partners LP	1,492	15,591
Valero Energy Corporation	9,271	695,047
Valero Energy Partners LP	3,131	132,034
Viper Energy Partners LP	7,194	187,332
Western Gas Equity Partners LP	6,715	186,207
Western Gas Partners LP	14,156	597,808
		38,128,252

Financials : 3.17%
Banks : 1.33%
Absa Group Limited	30,860	347,091
Agricultural Bank of China H Shares	790,000	346,044
Banco Santander Brasil SA	12,900	141,859
Bangkok Bank PCL	54,800	348,804
Bank of China Limited H Shares	660,000	284,886
China Construction Bank H Shares	770,000	635,234
CIMB Group Holdings Berhad	146,800	202,838
Citigroup Incorporated	13,375	696,303
Credicorp Limited	1,414	313,441
CTBC Financial Holding Company Limited	245,000	161,145
Hana Financial Group Incorporated	4,380	142,450
HDFC Bank Limited ADR	3,634	376,446
ICICI Bank Limited ADR	40,963	421,509
Industrial & Commercial Bank of China Limited H Shares	719,000	513,276
JPMorgan Chase & Company	13,597	1,327,339
KB Financial Group Incorporated	6,066	253,054
PT Bank Mandiri Persero Tbk	280,300	143,786

3

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Shares	Value
Banks (continued)
PT Bank Rakyat Indonesia Tbk	1,703,400	$433,955
Public Bank Berhad	35,600	213,298
Sberbank of Russia ADR	15,038	164,816
United Overseas Bank Limited	53,000	955,435
		8,423,009

Capital Markets : 0.69%
3i Group plc	62,073	611,900
Ares Capital Corporation	87,753	1,367,192
B3 SA	63,700	440,129
Bursa Malaysia Berhad	95,600	158,234
Intermediate Capital Group	62,006	738,957
Morgan Stanley	23,475	930,784
NH Investment & Securities Company Class C	11,642	136,455
		4,383,651

Diversified Financial Services : 0.27%
Compass Diversified Holdings	64,950	808,628
Haci Omer Sabanci Holding AS	135,781	192,928
ORIX Corporation	47,800	698,450
		1,700,006

Insurance : 0.43%
BB Seguridade Participacoes SA	29,400	209,308
Cathay Financial Holding Company	150,000	229,624
China Life Insurance Company H Shares	61,000	129,626
Korea Reinsurance Company	18,034	139,907
Legal & General Group plc	232,567	684,753
PICC Property & Casualty Company Limited H Shares	352,000	360,069
Ping An Insurance Group Company H Shares	14,000	123,632
Powszechny Zaklad Ubezpieczen SA	33,194	391,078
Samsung Fire & Marine Insurance Company Limited	755	181,547
Sanlam Limited	49,654	275,405
		2,724,949

Mortgage REITs : 0.45%
Ladder Capital Corporation	83,400	1,290,198
MFA Financial Incorporated	115,229	769,730
New Residential Investment Corporation	55,640	790,644
		2,850,572

Health Care : 2.93%
Biotechnology : 0.33%
Amgen Incorporated	6,572	1,279,371
Gilead Sciences Incorporated	13,285	830,977
		2,110,348

Health Care Equipment & Supplies : 0.90%
Abbott Laboratories	28,000	2,025,240
Becton Dickinson & Company	10,000	2,253,200
Danaher Corporation	14,000	1,443,680
		5,722,120

Health Care Providers & Services : 0.45%
CVS Health Corporation	20,050	1,313,676
Life Healthcare Group Holdings Limited	89,215	163,703
UnitedHealth Group Incorporated	5,570	1,387,598
		2,864,977

4

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Life Sciences Tools & Services : 0.72%
Agilent Technologies Incorporated	16,000	$1,079,360
Thermo Fisher Scientific Incorporated	8,000	1,790,320
Waters Corporation †	9,000	1,697,850
		4,567,530

Pharmaceuticals : 0.53%
Eli Lilly & Company	12,850	1,487,002
Roche Holding AG	3,719	923,275
Takeda Pharmaceutical Company Limited	27,200	921,930
		3,332,207

Industrials : 3.44%
Aerospace & Defense : 1.12%
Curtiss-Wright Corporation	14,000	1,429,680
Huntington Ingalls Industries Incorporated	8,000	1,522,480
Lockheed Martin Corporation	3,875	1,014,630
Raytheon Company	9,000	1,380,150
Singapore Technologies Engineering Limited	279,958	716,867
The Boeing Company	3,181	1,025,873
		7,089,680

Airlines : 0.11%
Delta Air Lines Incorporated	14,200	708,580

Building Products : 0.01%
Resideo Technologies Incorporated †	2,000	41,100

Commercial Services & Supplies : 0.02%
China Everbright International Limited	171,000	153,301

Construction & Engineering : 0.10%
China Communications Construction Company Limited H Shares	272,000	257,046
China State Construction Engineering Corporation Limited Class A	158,800	132,134
China State Construction International Holdings	286,000	227,178
		616,358

Electrical Equipment : 0.18%
AMETEK Incorporated	15,000	1,015,500
TECO Electric & Machinery Company Limited	202,000	114,951
		1,130,451

Industrial Conglomerates : 0.48%
Honeywell International Incorporated	12,000	1,585,440
Shanghai Industrial Holdings Limited	458,000	926,470
Sime Darby Berhad	413,700	240,261
The Bidvest Group Limited	19,508	280,468
		3,032,639

Machinery : 0.90%
Caterpillar Incorporated	6,814	865,855
Crane Company	14,766	1,065,810
CRRC Corporation Limited H Shares	240,000	234,161
Hyundai Robotics Company Limited †	398	123,305
IDEX Corporation	9,000	1,136,340
Ingersoll-Rand plc	9,225	841,597
John Bean Technologies Corporation	20,000	1,436,200
		5,703,268

5

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Shares	Value
Road & Rail : 0.11%
TFI International Incorporated	27,400	$708,482

Trading Companies & Distributors : 0.36%
BOC Aviation Limited 144A	36,000	266,420
Mitsubishi Corporation	46,470	1,274,047
Russel Metals Incorporated	46,500	726,520
		2,266,987

Transportation Infrastructure : 0.05%
China Merchants Port Holdings Company Limited	78,000	140,451
Grupo Aeroportuario del Pacifico SAB de CV Class B	24,740	201,604
		342,055

Information Technology : 4.57%
Communications Equipment : 0.27%
Cisco Systems Incorporated	39,112	1,694,723

Electronic Equipment, Instruments & Components : 0.83%
Amphenol Corporation Class A	25,000	2,025,500
Corning Incorporated	65,000	1,963,650
Delta Electronics Incorporated	39,000	164,144
FLIR Systems Incorporated	22,000	957,880
Hon Hai Precision Industry Company Limited	57,600	132,563
		5,243,737

IT Services : 0.56%
Computacenter plc	66,260	849,617
DXC Technology Company	11,480	610,392
Infosys Limited ADR	51,403	489,357
Leidos Holdings Incorporated	30,000	1,581,600
		3,530,966

Semiconductors & Semiconductor Equipment : 1.19%
Advantest Corporation	48,700	996,432
Broadcom Incorporated	7,000	1,779,960
Cypress Semiconductor Corporation	100,000	1,272,000
Mediatek Incorporated	29,000	215,832
Microchip Technology Incorporated	9,000	647,280
SK Hynix Incorporated	2,194	119,609
Taiwan Semiconductor Manufacturing Company Limited	154,000	1,118,229
Texas Instruments Incorporated	15,000	1,417,500
		7,566,842

Software : 1.05%
Adobe Systems Incorporated †	7,000	1,583,680
Microsoft Corporation	24,491	2,487,551
Synopsys Incorporated †	20,000	1,684,800
VMware Incorporated Class A	6,675	915,343
		6,671,374

Technology Hardware, Storage & Peripherals : 0.67%
Advantech Company Limited	37,000	252,766
Apple Incorporated	8,215	1,295,834
Asustek Computer Incorporated	17,000	111,415
Chicony Electronics Company Limited	59,000	120,145
Lenovo Group Limited	196,000	132,410
Samsung Electronics Company Limited	31,508	1,096,847
Western Digital Corporation	20,000	739,400

6

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Corporation	26,430	$522,257
		4,271,074

Materials : 1.13%
Chemicals : 0.53%
Celanese Corporation Series A	6,000	539,820
Ciner Resources LP	643	13,792
CVR Partners LP †	9,262	31,491
Formosa Plastics Corporation	51,000	167,637
LyondellBasell Industries NV Class A	30,962	2,574,800
Westlake Chemical Partners LP	2,486	59,987
		3,387,527

Metals & Mining : 0.45%
Anglo American plc	7,217	160,776
Fortescue Metals Group Limited	265,089	782,338
Korea Zinc Company Limited	536	207,543
Magnitogorsk Iron & Steel Works (a)	224,614	138,670
Polymetal International plc	15,676	164,241
POSCO	632	138,238
Steel Dynamics Incorporated	18,275	548,981
Suncoke Energy Partners LP	2,476	26,345
Ternium SA	6,867	186,096
Vale SA	27,400	359,195
Vedanta Limited ADR	11,950	137,903
		2,850,326

Paper & Forest Products : 0.15%
Mondi plc	11,363	236,584
Pope Resources LP	415	27,183
Stora Enso Oyj	56,643	656,702
		920,469

Real Estate : 0.75%
Equity REITs : 0.45%
CapitaLand Retail China Trust	147,200	146,881
Gaming and Leisure Properties Incorporated	23,450	757,670
Growthpoint Properties Limited	175,184	283,704
Saul Centers Incorporated	35,000	1,652,700
		2,840,955

Real Estate Management & Development : 0.30%
China Overseas Land & Investment Limited	66,000	226,729
China Resources Land Limited	94,000	361,331
China Vanke Company Limited Class A	43,095	149,975
Land & Houses PCL	433,400	131,944
Shimao Property Holding Limited	395,500	1,055,609
		1,925,588

Utilities : 2.13%
Electric Utilities : 0.33%
American Electric Power Company Incorporated	24,000	1,793,760
Enel Americas SA ADR	18,778	167,500
Korea Electric Power Corporation	5,240	155,217
		2,116,477

7

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name			Shares	Value
Gas Utilities : 0.56%
AmeriGas Partners LP			9,627	$243,563
Atmos Energy Corporation			20,000	1,854,400
Star Group LP			6,181	57,731
Suburban Propane Partners LP			8,647	166,628
Superior Plus Corporation			173,800	1,232,335
				3,554,657

Independent Power & Renewable Electricity Producers : 0.21%
Brookfield Renewable Partner LP			12,366	320,279
Drax Group plc			165,406	756,445
Huaneng Power International Incorporated H Shares			344,000	218,775
				1,295,499

Multi-Utilities : 0.98%
Brookfield Infrastructure Partners LP			19,020	656,761
Centrica plc			479,933	825,214
CMS Energy Corporation			37,000	1,837,050
DTE Energy Company			16,000	1,764,800
Engie SA			79,063	1,134,595
				6,218,420

Water Utilities : 0.05%
Beijing Enterprises Water Group Limited			280,000	142,673
Companhia de Saneamento Basico do Estado de Sao Paulo SA			17,600	142,822
				285,495

Total Common Stocks (Cost $180,028,366)				171,559,267

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 52.75%
Communication Services : 1.06%
Media : 1.06%
McGraw-Hill Global Education Holdings LLC 144A	7.88%	5-15-2024	$8,598,000	6,706,440

Consumer Discretionary : 3.23%
Auto Components : 1.46%
Dana Holding Corporation	5.50	12-15-2024	3,925,000	3,650,250
Tenneco Incorporated	5.00	7-15-2026	7,250,000	5,577,063
				9,227,313

Hotels, Restaurants & Leisure : 1.11%
1929 Fieldhouse LLC / West Ward Street Development Corporation 144A	5.25	6-1-2020	2,410,000	2,427,282
Speedway Motorsports Incorporated	5.13	2-1-2023	4,700,000	4,606,000
				7,033,282

Specialty Retail : 0.66%
Group 1 Automotive Incorporated	5.00	6-1-2022	4,453,000	4,210,445

Consumer Staples : 2.28%
Food Products : 2.28%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	13,000,000	12,642,500
Post Holdings Incorporated 144A	5.00	8-15-2026	2,000,000	1,820,000
				14,462,500

8

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 2.01%
Oil, Gas & Consumable Fuels : 2.01%
Cheniere Corpus Christi Holdings LLC	5.13%	6-30-2027	$13,500,000	$12,744,675

Financials : 0.72%
Banks : 0.56%
Allied Irish Banks plc (5 Year EUR Swap +7.34%) ±	7.38	12-29-2049	3,000,000	3,572,161

Diversified Financial Services : 0.16%
Toll Road Investment Part II 144A(z)	6.11	2-15-2030	2,000,000	1,024,032

Health Care : 11.98%
Health Care Equipment & Supplies : 2.52%
Hologic Incorporated 144A	4.38	10-15-2025	7,000,000	6,510,000
Teleflex Incorporated	4.63	11-15-2027	1,984,000	1,840,160
Teleflex Incorporated	4.88	6-1-2026	8,000,000	7,640,000
				15,990,160

Health Care Providers & Services : 6.20%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	14,535,000	13,917,263
Davita Incorporated	5.00	5-1-2025	9,000,000	8,167,500
Davita Incorporated	5.13	7-15-2024	3,000,000	2,812,500
HCA Incorporated	5.38	2-1-2025	5,500,000	5,362,500
HealthSouth Corporation	5.13	3-15-2023	2,000,000	1,960,000
St. Joseph’s Hospital & Medical Center	3.93	7-1-2022	2,000,000	2,001,486
West Street Merger Subordinate Bond Incorporated 144A	6.38	9-1-2025	5,700,000	5,044,500
				39,265,749

Health Care Technology : 1.23%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	7,000,000	6,860,000
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	1,000,000	955,000
				7,815,000

Life Sciences Tools & Services : 0.79%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	5,075,000	4,998,875

Pharmaceuticals : 1.24%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	8,300,000	7,864,250

Industrials : 9.71%
Aerospace & Defense : 2.59%
Moog Incorporated 144A	5.25	12-1-2022	5,500,000	5,458,750
TransDigm Group Incorporated	6.38	6-15-2026	11,800,000	10,974,000
				16,432,750

Commercial Services & Supplies : 1.14%
Acco Brands Corporation 144A	5.25	12-15-2024	5,000,000	4,475,000
Eastern Maine Healthcare	5.02	7-1-2036	1,000,000	984,579
South Nassau Communities	4.65	8-1-2048	2,000,000	1,733,020
				7,192,599

Construction & Engineering : 0.27%
Aecom Company	5.13	3-15-2027	2,000,000	1,710,000

Electrical Equipment : 0.93%
Resideo Funding Incorporated 144A	6.13	11-1-2026	6,000,000	5,910,000

9

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Machinery : 3.45%
Actuant Corporation	5.63%	6-15-2022	$1,165,000	$1,150,438
HD Supply Incorporated 144A	5.38	10-15-2026	8,100,000	7,845,579
Oshkosh Corporation	5.38	3-1-2025	3,675,000	3,665,813
SPX FLOW Incorporated 144A	5.63	8-15-2024	4,500,000	4,252,500
SPX FLOW Incorporated 144A	5.88	8-15-2026	5,328,000	4,955,040
				21,869,370

Trading Companies & Distributors : 1.33%
WESCO Distribution Incorporated	5.38	6-15-2024	8,974,000	8,457,995

Information Technology : 7.73%
Communications Equipment : 0.83%
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	6,500,000	5,265,000

Electronic Equipment, Instruments & Components : 3.05%
Anixter International Incorporated	5.13	10-1-2021	4,000,000	3,990,000
TTM Technologies Incorporated 144A	5.63	10-1-2025	16,495,000	15,340,350
				19,330,350

IT Services : 0.31%
Gartner Incorporated 144A	5.13	4-1-2025	2,000,000	1,945,380

Semiconductors & Semiconductor Equipment : 2.42%
Micron Technology Incorporated	5.50	2-1-2025	6,750,000	6,606,563
Versum Materials Incorporated 144A	5.50	9-30-2024	8,834,000	8,745,660
				15,352,223

Software : 0.31%
Nuance Communications Company	6.00	7-1-2024	2,000,000	1,990,000

Technology Hardware, Storage & Peripherals : 0.81%
Diebold Incorporated	8.50	4-15-2024	8,500,000	5,100,000

Materials : 10.72%
Chemicals : 7.71%
Koppers Incorporated 144A	6.00	2-15-2025	13,150,000	11,572,000
Olin Corporation	5.13	9-15-2027	5,000,000	4,600,000
Olin Corporation	5.50	8-15-2022	5,500,000	5,555,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	8,945,000	7,893,963
Scotts Miracle-Gro Company	5.25	12-15-2026	4,000,000	3,640,000
Scotts Miracle-Gro Company	6.00	10-15-2023	6,000,000	5,970,000
Valvoline Incorporated	4.38	8-15-2025	10,000,000	9,200,000
Valvoline Incorporated	5.50	7-15-2024	500,000	488,750
				48,919,713

Containers & Packaging : 2.69%
Ball Corporation	4.00	11-15-2023	1,000,000	972,500
Ball Corporation	5.00	3-15-2022	2,500,000	2,512,500
Berry Global Incorporated	5.13	7-15-2023	6,500,000	6,428,825
Sealed Air Corporation 144A	5.25	4-1-2023	4,650,000	4,661,625
Sealed Air Corporation 144A	5.50	9-15-2025	2,500,000	2,468,750
				17,044,200

Metals & Mining : 0.32%
Commercial Metals Company	4.88	5-15-2023	2,150,000	2,031,750

Real Estate : 3.31%
Equity REITs : 3.31%
Equinix Incorporated	5.38	5-15-2027	5,000,000	4,887,500

10

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Equinix Incorporated	5.75%	1-1-2025	$1,500,000	$1,511,250
Iron Mountain Incorporated 144A	4.88	9-15-2027	12,000,000	10,470,000
Iron Mountain Incorporated 144A	5.38	6-1-2026	4,500,000	4,095,000
				20,963,750

Total Corporate Bonds and Notes (Cost $362,906,821)				334,429,962

Municipal Obligations : 4.52%
Colorado : 0.36%
Health Revenue : 0.36%
Denver CO Health & Hospital Authority Series B	4.65	12-1-2023	1,205,000	1,247,729
Denver CO Health & Hospital Authority Series B	4.90	12-1-2024	250,000	260,388
Denver CO Health & Hospital Authority Series B	5.00	12-1-2025	275,000	286,894
Denver CO Health & Hospital Authority Series B	5.15	12-1-2026	445,000	465,777
				2,260,788

Florida : 0.16%
Education Revenue : 0.16%
Florida HEFAR Jacksonville University Project Series A2 144A	5.43	6-1-2027	1,000,000	1,011,130

Guam : 0.10%
Airport Revenue : 0.10%
Guam Port Authority Series C	3.78	7-1-2021	635,000	638,378

Illinois : 0.86%
GO Revenue : 0.36%
Chicago IL Project Series C1	7.78	1-1-2035	2,000,000	2,256,460

Miscellaneous Revenue : 0.19%
Chicago IL Board of Education Taxable Build America Bonds Series E	6.04	12-1-2029	1,255,000	1,227,039

Tax Revenue : 0.31%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,000,000	1,966,100

				5,449,599

Iowa : 0.20%
GO Revenue : 0.20%
Coralville IA Series C	5.00	5-1-2030	1,200,000	1,236,732

Michigan : 0.53%
Miscellaneous Revenue : 0.53%
Wayne County MI Recovery Zone Economic Development Build America Bonds	10.00	12-1-2040	3,000,000	3,328,410

New Jersey : 0.31%
Education Revenue : 0.15%
New Jersey Educational Facilities Authority Georgian Court University Series H	4.25	7-1-2028	1,000,000	980,200

Utilities Revenue : 0.16%
Newark NJ Redevelopment Area Public Service Electric & Gas Project 144A	4.49	12-1-2047	1,000,000	983,580

11

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
				$1,963,780

New York : 0.35%
Health Revenue : 0.05%
Jefferson County NY Civic Facility Development Corporation Refunding Bond Series B Samaritan Medical Center Obligated Group	4.25%	11-1-2028	$330,000	324,928

Utilities Revenue : 0.30%
New York Energy Research & Development Authority Green Bond Series A	4.81	4-1-2034	900,000	905,688
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.65	10-1-2028	1,000,000	1,009,610
				1,915,298

				2,240,226

Oklahoma : 0.32%
Health Revenue : 0.08%
Oklahoma Development Finance Authority	5.45	8-15-2028	500,000	535,770

Miscellaneous Revenue : 0.24%
Woodward County Educational Facilities Authority Mooreland Public Schools Project Series B	4.63	9-15-2025	1,500,000	1,506,825

				2,042,595

Oregon : 0.09%
Health Revenue : 0.09%
Clackamas County OR Hospital Facility Authority Series C	4.00	11-15-2022	550,000	550,264

Pennsylvania : 0.31%
Housing Revenue : 0.31%
Philadelphia PA Authority for Industrial Development MFHR University Square Apartments Low Income Housing Project 144A	5.00	12-1-2020	2,000,000	1,977,880

Tennessee : 0.30%
Tax Revenue : 0.30%
Bristol TN Industrial Development Board The Pinnacle Project Series A 144A	5.13	12-1-2042	2,000,000	1,931,740

Texas : 0.08%
Education Revenue : 0.08%
Clifton TX Higher Education Finance Corporation International Leadership Texas	6.13	8-15-2023	500,000	502,135

Virginia : 0.33%
Tax Revenue : 0.33%
Mosaic District VA CDA Series A-T	7.25	3-1-2036	2,000,000	2,106,820

Wisconsin : 0.22%
Education Revenue : 0.22%
Public Finance Authority Burrell College of Osteopathic Medicine Project 144A	5.13	6-1-2028	1,360,000	1,417,882

Total Municipal Obligations (Cost $28,616,263)				28,658,359

12

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Dividend yield		Shares	Value
Preferred Stocks : 0.27%
Energy : 0.05%
Oil, Gas & Consumable Fuels : 0.05%
Petroleo Brasil SP ADR	2.81%		27,037	$313,359

Financials : 0.13%
Banks : 0.13%
Banco Bradesco SA	0.13		41,900	417,101
Itaúsa Investimentos Itaú SA	0.22		122,700	382,349
				799,450

Materials : 0.04%
Chemicals : 0.04%
Sociedad Quimica y Minera de Chile SA Class B	0.80		6,853	270,596

Utilities : 0.05%
Electric Utilities : 0.05%
Companhia Energetica de Minas Gerais SA	0.88		84,700	302,004

Total Preferred Stocks (Cost $1,393,046)				1,685,409

		Expiration date
Rights : 0.03%
Energy : 0.01%
Oil, Gas & Consumable Fuels : 0.01%
Repsol SA †		2-28-2019	68,083	31,202

Financials : 0.02%
Capital Markets : 0.02%
Moscow Exchange (a)†		3-21-2019	113,653	132,050

Total Rights (Cost $201,723)				163,252

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 13.10%
Financials : 10.21%
Banks : 7.60%
ABN AMRO Bank NV (5 Year EUR Swap +3.90%) ±	4.75	12-31-2099	$3,000,000	2,990,118
Banco Bilbao Vizcaya Argentaria SA (5 Year EUR Swap +6.60%) ±	6.75	12-29-2049	3,000,000	3,405,970
Bankia SA (5 Year EUR Swap +6.22%) ±	6.38	12-31-2099	3,000,000	3,243,904
Barclays plc (5 Year USD Swap +4.84%) ±	7.75	12-31-2099	3,660,000	3,520,627
BNP Paribas SA (5 Year USD Swap +6.31%) ±	7.63	12-29-2049	3,460,000	3,524,875
Cooperatieve Rabobank UA (5 Year EUR Swap +6.70%) ±	6.63	12-29-2049	2,800,000	3,482,584
Credit Agricole SA (5 Year USD Swap +4.90%) 144A±	7.88	12-29-2049	1,750,000	1,747,715
Credit Agricole SA (5 Year USD Swap +6.19%) 144A±	8.13	12-29-2049	1,750,000	1,798,125
DNB Bank ASA (5 Year USD Swap +5.08%) ±	6.50	12-29-2049	3,690,000	3,622,658
Governor & Company of The Bank of Ireland (5 Year EUR Swap +6.96%) ±	7.38	12-29-2049	3,000,000	3,583,841
HSBC Holdings plc (USD ICE Swap 11:00am NY 5 +4.37%) ±	6.38	12-29-2049	3,690,000	3,542,400
KBC Group NV (5 Year EUR Swap +4.76%) ±	5.63	3-29-2049	2,900,000	3,312,573
Lloyds Banking Group plc (5 Year USD Swap +4.76%) ±	7.50	4-30-2049	3,665,000	3,535,992
Nykredit Realkredit AS (5 Year EUR Swap +5.99%) ±	6.25	12-29-2049	2,800,000	3,332,009
Societe Generale SA (USD ICE Swap 11:00am NY 5 +5.87%) 144A±	8.00	12-29-2049	3,535,000	3,548,256
				48,191,647

13

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name		Interest rate	Maturity date	Principal	Value
Capital Markets : 0.54%
Credit Suisse Group AG (5 Year USD Swap +4.60%) 144A±		7.50%	12-29-2049	$3,395,000	$3,451,007

Diversified Financial Services : 2.07%
Tronox Finance plc 144A		5.75	10-1-2025	12,000,000	9,720,000
UBS Group Funding Switzerland AG (5 Year USD Swap +4.87%) ±		7.00	12-29-2049	3,330,000	3,388,275
					13,108,275

Health Care : 1.28%
Pharmaceuticals : 1.28%
Mallinckrodt International Finance SA 144A		5.50	4-15-2025	5,655,000	3,901,950
Mallinckrodt plc 144A		5.63	10-15-2023	5,500,000	4,180,000
					8,081,950

Industrials : 1.61%
Electrical Equipment : 1.61%
Sensata Technologies BV 144A		4.88	10-15-2023	6,700,000	6,515,750
Sensata Technologies BV 144A		5.63	11-1-2024	3,750,000	3,693,750
					10,209,500

Total Yankee Corporate Bonds and Notes (Cost $89,667,035)					83,042,379

		Yield		Shares
Short-Term Investments : 0.62%
Investment Companies : 0.45%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33		2,848,176	2,848,176

			Maturity date	Principal
U.S. Treasury Securities : 0.17%
U.S. Treasury Bill (z)#		2.01	1-17-2019	$1,115,000	1,113,923

Total Short-Term Investments (Cost $3,962,117)					3,962,099

Total investments in securities (Cost $666,775,371)	98.35%				623,500,727
Other assets and liabilities, net	1.65				10,450,301

Total net assets	100.00%				$633,951,028

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

ADR	American depositary receipt
CDA	Community Development Authority
EUR	Euro
GDR	Global depositary receipt
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
MFHR	Multifamily housing revenue
REIT	Real estate investment trust

14

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	143	3-15-2019	$18,513,673	$17,912,180	$0	$(601,493)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
8,771,873 USD	7,650,000 EUR	Citibank NA	3-29-2019	$0	$(58,821)
18,630,232 USD	16,250,000 EUR	Citibank NA	3-29-2019	0	(127,778)

				$0	$(186,599)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	71,872,762	70,830,239	139,854,825	2,848,176	2,848,176	0.45%

Wells Fargo Diversified Income Builder Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communications services	$4,823,167	$658,547	$0	$5,481,714
Consumer discretionary	7,059,921	954,511	0	8,014,432
Consumer staples	4,626,283	334,320	0	4,960,603
Energy	37,407,622	848,497	0	38,256,119
Financials	16,030,636	4,051,551	0	20,082,187
Health care	16,751,977	1,845,205	0	18,597,182
Industrials	20,148,464	1,644,437	0	21,792,901
Information technology	24,650,734	4,327,982	0	28,978,716
Materials	5,490,337	1,667,985	0	7,158,322
Real estate	4,484,624	281,919	0	4,766,543
Utilities	13,172,509	298,039	0	13,470,548
Corporate bonds and notes	0	334,429,962	0	334,429,962
Municipal obligations	0	28,658,359	0	28,658,359
Preferred stock
Energy	313,359	0	0	313,359
Financials	0	799,450	0	799,450
Materials	0	270,596	0	270,596
Utilities	0	302,004	0	302,004

Rights
Energy	0	31,202	0	31,202
Financials	0	132,050	0	132,050
Yankee corporate bonds and notes	0	83,042,379	0	83,042,379
Short-term investments
Investment companies	2,848,176	0	0	2,848,176
U.S. Treasury securities	1,113,923	0	0	1,113,923

Total assets	$158,921,732	$464,578,995	$0	$623,500,727

Liabilities
Forward foreign currency contracts	$0	$186,599	$0	$186,599
Futures	601,493	0	0	601,493

Total liabilities	$601,493	$186,599	$0	$788,092

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts and futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 72.04%
Communication Services : 0.23%
Interactive Media & Services : 0.23%
Alphabet Incorporated Class A †	2,000	$2,089,919

Consumer Discretionary : 1.08%
Household Durables : 0.60%
Whirlpool Corporation	50,000	5,343,500

Specialty Retail : 0.48%
The Home Depot Incorporated	25,000	4,295,500

Consumer Staples : 0.82%
Food Products : 0.82%
Lamb Weston Holdings Incorporated	100,001	7,356,074

Energy : 3.45%
Oil, Gas & Consumable Fuels : 3.45%
Andeavor Logistics LP	200,000	6,498,000
Centennial Resource Development Class A †«	230,000	2,534,600
EQT Corporation	50,000	944,500
Equitrans Midstream Corporation †	40,000	800,800
Kinder Morgan Incorporated	500,000	7,690,000
ONEOK Incorporated	110,000	5,934,500
Plains All American Pipeline LP	105,000	2,104,200
The Williams Companies Incorporated	200,000	4,410,000
		30,916,600

Financials : 0.84%
Banks : 0.84%
PNC Financial Services Group Incorporated	40,000	4,676,400
Regions Financial Corporation	210,000	2,809,800
		7,486,200

Health Care : 16.34%
Health Care Equipment & Supplies : 9.67%
Abbott Laboratories	475,000	34,356,750
Becton Dickinson & Company	140,000	31,544,800
Danaher Corporation	200,000	20,624,000
Electrocore LLC †«	30,000	187,800
		86,713,350

Health Care Providers & Services : 0.44%
CVS Health Corporation	60,000	3,931,200

Life Sciences Tools & Services : 5.30%
Agilent Technologies Incorporated	220,000	14,841,200
Thermo Fisher Scientific Incorporated	125,000	27,973,750
Waters Corporation †	25,000	4,716,250
		47,531,200

Pharmaceuticals : 0.93%
Merck KGaA ADR	400,000	8,302,000

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name	Shares	Value
Industrials : 10.25%
Aerospace & Defense : 4.65%
Curtiss-Wright Corporation	130,000	$13,275,600
Huntington Ingalls Industries Incorporated	65,000	12,370,150
Lockheed Martin Corporation	29,000	7,593,360
Raytheon Company	55,000	8,434,250
		41,673,360

Building Products : 0.47%
Apogee Enterprises Incorporated	140,000	4,179,000
Resideo Technologies Incorporated †	2,500	51,375
		4,230,375

Electrical Equipment : 0.87%
AMETEK Incorporated	115,000	7,785,500

Industrial Conglomerates : 0.82%
Honeywell International Incorporated	15,000	1,981,800
Roper Industries Incorporated	20,000	5,330,400
		7,312,200

Machinery : 3.44%
IDEX Corporation	120,000	15,151,200
John Bean Technologies Corporation	150,000	10,771,500
Oshkosh Corporation	80,000	4,904,800
		30,827,500

Information Technology : 20.48%
Electronic Equipment, Instruments & Components : 6.99%
Amphenol Corporation Class A	360,000	29,167,200
Corning Incorporated	670,000	20,240,700
FLIR Systems Incorporated	305,000	13,279,700
		62,687,600

IT Services : 3.21%
Akamai Technologies Incorporated †	100,000	6,108,000
Leidos Holdings Incorporated	430,000	22,669,600
		28,777,600

Semiconductors & Semiconductor Equipment : 5.42%
Broadcom Incorporated	55,000	13,985,400
Cypress Semiconductor Corporation	600,000	7,632,000
Microchip Technology Incorporated «	125,000	8,990,000
Micron Technology Incorporated †	135,000	4,283,550
Texas Instruments Incorporated	145,000	13,702,500
		48,593,450

Software : 3.86%
Adobe Systems Incorporated †	5,000	1,131,200
Ansys Incorporated †	80,000	11,435,200
Nutanix Incorporated Class A †	130,000	5,406,700
Salesforce.com Incorporated †	20,000	2,739,400
Synopsys Incorporated †	165,000	13,899,600
		34,612,100

Technology Hardware, Storage & Peripherals : 1.00%
Pure Storage Incorporated Class A †	325,000	5,226,000

2

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name			Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corporation			100,000	$3,697,000
				8,923,000

Materials : 6.21%
Chemicals : 4.94%
Ashland Global Holdings Incorporated			30,000	2,128,800
Celanese Corporation Series A			75,000	6,747,750
Eastman Chemical Company			75,000	5,483,250
Huntsman Corporation			190,000	3,665,100
LyondellBasell Industries NV Class A			255,000	21,205,800
Olin Corporation			60,000	1,206,600
Tronox Limited Class A			150,000	1,167,000
Westlake Chemical Corporation			40,000	2,646,800
				44,251,100

Containers & Packaging : 1.27%
AptarGroup Incorporated			50,000	4,703,500
Avery Dennison Corporation			75,000	6,737,250
				11,440,750

Real Estate : 0.63%
Equity REITs : 0.63%
Saul Centers Incorporated			120,000	5,666,400

Utilities : 11.71%
Electric Utilities : 3.04%
American Electric Power Company Incorporated			365,000	27,280,100

Gas Utilities : 2.90%
Atmos Energy Corporation			280,000	25,961,600

Multi-Utilities : 5.77%
CMS Energy Corporation			530,000	26,314,500
DTE Energy Company			230,000	25,369,000
				51,683,500

Total Common Stocks (Cost $618,227,329)				645,671,678

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 23.29%
Communication Services : 0.26%
Media : 0.26%
McGraw-Hill Global Education Holdings LLC 144A	7.88%	5-15-2024	$3,000,000	2,340,000

Consumer Discretionary : 0.22%
Hotels, Restaurants & Leisure : 0.22%
Speedway Motorsports Incorporated	5.13	2-1-2023	2,000,000	1,960,000

Consumer Staples : 0.32%
Food Products : 0.32%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,000,000	972,500
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	2,000,000	1,920,000
				2,892,500

3

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy : 0.66%
Oil, Gas & Consumable Fuels : 0.66%
Plains All American Pipeline LP	4.65%	10-15-2025	$6,000,000	$5,903,308

Health Care : 5.68%
Health Care Equipment & Supplies : 0.76%
Teleflex Incorporated	4.88	6-1-2026	7,175,000	6,852,125

Health Care Providers & Services : 4.81%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	16,512,000	15,810,240
Davita Incorporated	5.00	5-1-2025	10,000,000	9,075,000
Davita Incorporated	5.13	7-15-2024	1,000,000	937,500
HCA Incorporated	5.38	2-1-2025	10,000,000	9,750,000
HealthSouth Corporation	5.13	3-15-2023	1,000,000	980,000
West Street Merger Sub Incorporated 144A	6.38	9-1-2025	7,400,000	6,549,000
				43,101,740

Pharmaceuticals : 0.11%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	1,000,000	947,500

Industrials : 5.74%
Aerospace & Defense : 0.88%
TransDigm Group Incorporated	6.38	6-15-2026	7,000,000	6,510,000
TransDigm Group Incorporated	6.50	5-15-2025	1,500,000	1,432,500
				7,942,500

Commercial Services & Supplies : 0.15%
Acco Brands Corporation 144A	5.25	12-15-2024	1,500,000	1,342,500

Electrical Equipment : 2.67%
Resideo Funding Incorporated 144A	6.13	11-1-2026	24,262,000	23,898,070

Machinery : 1.20%
HD Supply Incorporated 144A	5.38	10-15-2026	1,000,000	968,590
SPX FLOW Incorporated 144A	5.88	8-15-2026	10,500,000	9,765,000
				10,733,590

Trading Companies & Distributors : 0.84%
WESCO Distribution Incorporated	5.38	6-15-2024	8,000,000	7,540,000

Information Technology : 4.53%
Communications Equipment : 0.61%
CommScope Incorporated 144A	5.50	6-15-2024	6,000,000	5,490,000

Electronic Equipment, Instruments & Components : 1.40%
TTM Technologies Incorporated 144A	5.63	10-1-2025	13,505,000	12,559,650

IT Services : 1.26%
First Data Corporation 144A	5.00	1-15-2024	2,000,000	1,925,000
Gartner Incorporated 144A	5.13	4-1-2025	9,639,000	9,375,759
				11,300,759

Semiconductors & Semiconductor Equipment : 0.41%
Versum Materials Incorporated 144A	5.50	9-30-2024	3,675,000	3,638,250

Software : 0.85%
Nuance Communications Company	6.00	7-1-2024	3,000,000	2,985,000
Symantec Corporation 144A	5.00	4-15-2025	5,000,000	4,665,310
				7,650,310

4

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Materials : 5.19%
Chemicals : 2.67%
Koppers Incorporated 144A	6.00%	2-15-2025	$8,190,000	$7,207,200
Olin Corporation	5.50	8-15-2022	6,000,000	6,060,000
Platform Specialty Products Corporation 144A	5.88	12-1-2025	3,000,000	2,805,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	6,835,000	6,031,888
Valvoline Incorporated	4.38	8-15-2025	2,000,000	1,840,000
				23,944,088

Containers & Packaging : 2.52%
Ball Corporation	4.00	11-15-2023	17,000,000	16,532,500
Ball Corporation	5.25	7-1-2025	2,000,000	1,995,000
Berry Global Incorporated	5.13	7-15-2023	4,120,000	4,074,886
				22,602,386

Real Estate : 0.47%
Equity REITs : 0.47%
Iron Mountain Incorporated 144A	5.38	6-1-2026	2,000,000	1,820,000
Iron Mountain Incorporated	5.75	8-15-2024	2,500,000	2,375,000
				4,195,000

Utilities : 0.22%
Independent Power & Renewable Electricity Producers : 0.22%
NRG Energy Incorporated	5.75	1-15-2028	2,000,000	1,920,000

Total Corporate Bonds and Notes (Cost $218,697,338)				208,754,276

Yankee Corporate Bonds and Notes : 2.58%
Financials : 0.45%
Diversified Financial Services : 0.45%
Tronox Finance plc 144A	5.75	10-1-2025	5,000,000	4,050,000

Health Care : 0.23%
Pharmaceuticals : 0.23%
Mallinckrodt plc 144A«	5.50	4-15-2025	3,000,000	2,070,000

Industrials : 0.30%
Electrical Equipment : 0.30%
Sensata Technologies BV 144A	4.88	10-15-2023	2,000,000	1,945,000
Sensata Technologies BV 144A	5.00	10-1-2025	825,000	775,500
				2,720,500

Information Technology : 1.60%
Technology Hardware, Storage & Peripherals : 1.60%
Seagate HDD	4.75	6-1-2023	9,500,000	8,882,279
Seagate HDD	4.88	6-1-2027	6,396,000	5,431,022
				14,313,301

Total Yankee Corporate Bonds and Notes (Cost $25,470,897)				23,153,801

5

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name		Yield	Shares	Value
Short-Term Investments : 2.77%
Investment Companies : 2.77%
Securities Lending Cash Investments LLC (l)(r)(u)		2.38%	11,165,810	$11,166,927
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33	13,610,637	13,610,637
Total Short-Term Investments (Cost $24,777,564)				24,777,564

Total investments in securities (Cost $887,173,128)	100.68%			902,357,319
Other assets and liabilities, net	(0.68)			(6,055,030)

Total net assets	100.00%			$896,302,289

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	Americandepositary receipt
REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	14,415,390	31,105,422	34,355,002	11,165,810	$11,166,927
Wells Fargo Government Money Market Fund Select Class	22,600,022	139,765,441	148,754,826	13,610,637	13,610,637

					$24,777,564	2.77%

Wells Fargo Diversified Capital Builder Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$2,089,919	$0	$0	$2,089,919
Consumer discretionary	9,639,000	0	0	9,639,000
Consumer staples	7,356,074	0	0	7,356,074
Energy	30,916,600	0	0	30,916,600
Financials	7,486,200	0	0	7,486,200
Health care	146,477,750	0	0	146,477,750
Industrials	91,828,935	0	0	91,828,935
Information technology	183,593,750	0	0	183,593,750
Materials	55,691,850	0	0	55,691,850
Real estate	5,666,400	0	0	5,666,400
Utilities	104,925,200	0	0	104,925,200
Corporate bonds and notes	0	208,754,276	0	208,754,276
Yankee corporate bonds and notes	0	23,153,801	0	23,153,801
Short-term investments
Investment companies	13,610,637	11,166,927	0	24,777,564

Total assets	$659,282,315	$243,075,004	$0	$902,357,319

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Utility and Telecommunications Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 95.60%
Communication Services : 16.81%
Diversified Telecommunication Services : 5.45%
AT&T Incorporated	200,000	$5,708,000
Verizon Communications Incorporated	250,000	14,055,000
		19,763,000

Media : 4.22%
Comcast Corporation Class A	450,200	15,329,310

Wireless Telecommunication Services : 7.14%
Shenandoah Telecommunications Company	585,000	25,886,250

Financials : 0.36%
Diversified Financial Services : 0.36%
A-Mark Precious Metals Incorporated	109,999	1,296,888

Industrials : 0.64%
Machinery : 0.64%
Perma-Pipe International Holdings Incorporated †	266,500	2,331,875

Information Technology : 14.76%
IT Services : 14.76%
MasterCard Incorporated Class A	95,000	17,921,750
Visa Incorporated Class A	270,000	35,623,800
		53,545,550

Utilities : 63.03%
Electric Utilities : 34.82%
Alliant Energy Corporation	588,000	24,843,000
American Electric Power Company Incorporated	175,000	13,079,500
Edison International	100,000	5,677,000
Eversource Energy	425,000	27,642,000
NextEra Energy Incorporated	175,000	30,418,500
PNM Resources Incorporated	600,000	24,654,000
		126,314,000

Gas Utilities : 0.02%
Spire Incorporated	1,000	74,080

Multi-Utilities : 23.19%
CMS Energy Corporation	600,000	29,790,000
Dominion Energy Incorporated	269,000	19,222,740
Hera SpA	1,000,000	3,050,778
Public Service Enterprise Group Incorporated	200,000	10,410,000
Sempra Energy	200,000	21,638,000
		84,111,518

Water Utilities : 5.00%
American Water Works Company Incorporated	200,000	18,154,000

Total Common Stocks (Cost $141,333,951)		346,806,471

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Utility and Telecommunications Fund

Security name		Dividend yield	Shares	Value
Preferred Stocks : 1.31%
Utilities : 1.31%
Electric Utilities : 1.31%
SCE Trust IV		6.71%	53,132	$1,078,580
SCE Trust V		6.44	39,070	815,782
Spark Energy Incorporated		11.47	150,000	2,860,500
Total Preferred Stocks (Cost $5,613,211)				4,754,862

		Yield
Short-Term Investments : 2.94%
Investment Companies : 2.94%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33	10,649,601	10,649,601

Total Short-Term Investments (Cost $10,649,601)				10,649,601

Total investments in securities (Cost $157,596,763)	99.85%			362,210,934
Other assets and liabilities, net	0.15			538,743

Total net assets	100.00%			$362,749,677

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Utilities
Electric Utilities
Spark Energy Incorporated*	729,006	0	729,006	0	$0	0%
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC**	1,328,142	2,872,567	4,200,709	0	0
Wells Fargo Government Money Market Fund Select Class	9,340,273	52,567,360	51,258,032	10,649,601	10,649,601
					10,649,601	2.94

					$10,649,601	2.94%

*	No longer an affiliate of the Fund at the end of the period.
**	No longer held at the end of the period.

Wells Fargo Utility and Telecommunications Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Communication services	$60,978,560	$0	$0	$60,978,560
Financials	1,296,888	0	0	1,296,888
Industrials	2,331,875	0	0	2,331,875
Information technology	53,545,550	0	0	53,545,550
Utilities	225,602,820	3,050,778	0	228,653,598
Preferred stocks
Utilities	4,754,862	0	0	4,754,862
Short-term investments
Investment companies	10,649,601	0	0	10,649,601

Total assets	$359,160,156	$3,050,778	$0	$362,210,934

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Specialized Technology Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 92.14%
Communication Services : 10.14%
Entertainment : 2.33%
Netflix Incorporated †	3,620	$968,929
Take-Two Interactive Software Incorporated †	82,410	8,483,285
		9,452,214

Interactive Media & Services : 7.81%
Alphabet Incorporated Class A †	13,450	14,054,712
Alphabet Incorporated Class C †	11,805	12,225,376
Facebook Incorporated Class A †	35,225	4,617,645
Tencent Holdings Limited	13,115	525,906
Yandex NV Class A †	12,305	336,542
		31,760,181

Consumer Discretionary : 8.09%
Automobiles : 0.46%
Tesla Motors Incorporated †	5,565	1,852,032

Internet & Direct Marketing Retail : 7.63%
Alibaba Group Holding Limited ADR †	4,570	626,410
Amazon.com Incorporated †	19,630	29,483,671
GrubHub Incorporated †	11,985	920,568
		31,030,649

Health Care : 0.25%
Health Care Technology : 0.25%
Veeva Systems Incorporated Class A †	11,145	995,471

Industrials : 0.13%
Electrical Equipment : 0.13%
Bloom Energy Corporation Class A †«	54,310	542,014

Information Technology : 73.53%
Communications Equipment : 2.25%
Arista Networks Incorporated †	10,440	2,199,708
Cisco Systems Incorporated	9,110	394,736
Palo Alto Networks Incorporated †	32,715	6,161,870
Viavi Solutions Incorporated †	37,835	380,242
		9,136,556

Electronic Equipment, Instruments & Components : 0.59%
CDW Corporation of Delaware	11,180	906,139
Cognex Corporation	6,270	242,461
Samsung SDI Company Limited	6,395	1,256,988
		2,405,588

IT Services : 20.12%
Capgemini SA	11,815	1,175,014
DXC Technology Company	112,970	6,006,615
MasterCard Incorporated Class A	55,525	10,474,791
MongoDB Incorporated †«	67,520	5,654,125
Okta Incorporated †	186,120	11,874,456
PayPal Holdings Incorporated †	105,090	8,837,018
Perspecta Incorporated	53,019	912,987
Square Incorporated Class A †	196,290	11,009,906

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Specialized Technology Fund

Security name		Shares	Value
IT Services (continued)
Total System Services Incorporated		6,000	$487,740
Twilio Incorporated Class A †«		158,730	14,174,589
Visa Incorporated Class A		84,615	11,164,103
			81,771,344

Semiconductors & Semiconductor Equipment : 9.76%
Broadcom Incorporated		38,315	9,742,738
Cree Incorporated †		112,900	4,829,298
Infineon Technologies AG		73,135	1,464,284
Intel Corporation		128,980	6,053,031
Microchip Technology Incorporated «		76,630	5,511,230
QUALCOMM Incorporated		46,165	2,627,250
Taiwan Semiconductor Manufacturing Company Limited ADR		47,455	1,751,564
Teradyne Incorporated		56,190	1,763,242
Texas Instruments Incorporated		62,760	5,930,820
			39,673,457

Software : 33.02%
Adobe Systems Incorporated †		7,510	1,699,062
Atlassian Corporation plc Class A †		40,670	3,618,817
Autodesk Incorporated †		3,525	453,350
AVEVA Group plc		53,140	1,639,120
Elastic NV †«		25,494	1,822,311
FireEye Incorporated †		25,520	413,679
Fortinet Incorporated †		11,720	825,440
Guidewire Software Incorporated †		4,675	375,075
HubSpot Incorporated †		5,570	700,316
Intuit Incorporated		6,565	1,292,320
Microsoft Corporation		308,405	31,324,696
New Relic Incorporated †		9,040	731,969
Nutanix Incorporated Class A †		111,715	4,646,227
Oracle Corporation		59,045	2,665,882
Paycom Software Incorporated †		123,315	15,099,922
Proofpoint Incorporated †		45,665	3,827,184
RealPage Incorporated †		14,610	704,056
RingCentral Incorporated Class A †		131,880	10,872,187
Salesforce.com Incorporated †		93,269	12,775,055
ServiceNow Incorporated †		98,360	17,512,998
Sophos Group plc 144A		195,560	943,701
Tableau Software Incorporated Class A †		51,940	6,232,800
Temenos Group AG		10,520	1,264,112
Workday Incorporated Class A †		60,970	9,735,690
Zendesk Incorporated †		15,645	913,199
Zscaler Incorporated †«		53,130	2,083,227
			134,172,395

Technology Hardware, Storage & Peripherals : 7.79%
Apple Incorporated		83,385	13,153,150
NetApp Incorporated		296,700	17,704,089
Pure Storage Incorporated Class A †		49,910	802,555
			31,659,794

Total Common Stocks (Cost $274,966,267)			374,451,695

Yield
Short-Term Investments : 11.12%
Investment Companies : 11.12%
Securities Lending Cash Investments LLC (l)(r)(u)	2.38%	12,635,773	12,637,036

2

Wells Fargo Specialized Technology Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33%	32,546,123	$32,546,123
Total Short-Term Investments (Cost $45,183,159)				45,183,159

Total investments in securities (Cost $320,149,426)	103.26%			419,634,854
Other assets and liabilities, net	(3.26)			(13,242,876)

Total net assets	100.00%			$406,391,978

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	23,934,530	165,558,509	176,857,266	12,635,773	$12,637,036
Wells Fargo Government Money Market Fund Select Class	2,705,051	199,287,378	169,446,306	32,546,123	32,546,123

					$45,183,159	11.12%

Wells Fargo Specialized Technology Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$41,212,395	$0	$0	$41,212,395
Consumer discretionary	32,882,681	0	0	32,882,681
Health care	995,471	0	0	995,471
Industrials	542,014	0	0	542,014
Information technology	298,819,134	0	0	298,819,134
Short-term investments
Investment companies	32,546,123	12,637,036	0	45,183,159

Total assets	$406,997,818	$12,637,036	$0	$419,634,854

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 97.81%
Communication Services : 2.90%
Media : 2.90%
Omnicom Group Incorporated	107,300	$7,858,652

Consumer Discretionary : 11.69%
Hotels, Restaurants & Leisure : 0.94%
Extended Stay America Incorporated	164,100	2,543,550

Household Durables : 4.33%
Helen of Troy Limited †	48,700	6,388,466
Whirlpool Corporation	49,900	5,332,813
		11,721,279

Specialty Retail : 1.60%
Williams-Sonoma Incorporated «	85,700	4,323,565

Textiles, Apparel & Luxury Goods : 4.82%
Gildan Activewear Incorporated	314,872	9,559,514
HanesBrands Incorporated	279,400	3,500,882
		13,060,396

Financials : 22.97%
Banks : 4.39%
Commerce Bancshares Incorporated	87,017	4,905,154
TCF Financial Corporation	358,500	6,987,165
		11,892,319

Capital Markets : 2.80%
State Street Corporation	120,300	7,587,321

Consumer Finance : 5.72%
FirstCash Financial Services Incorporated	100,000	7,235,000
PRA Group Incorporated †	97,492	2,375,880
Synchrony Financial	250,700	5,881,422
		15,492,302

Insurance : 10.06%
Arch Capital Group Limited †	220,900	5,902,448
Fidelity National Financial Incorporated	282,600	8,884,944
Markel Corporation †	2,420	2,512,081
RenaissanceRe Holdings Limited	30,864	4,126,517
The Progressive Corporation	53,000	3,197,490
Torchmark Corporation	35,000	2,608,550
		27,232,030

Health Care : 9.19%
Health Care Providers & Services : 5.16%
Cardinal Health Incorporated	94,600	4,219,160
Laboratory Corporation of America Holdings †	42,100	5,319,756
MEDNAX Incorporated †	134,400	4,435,200
		13,974,116

Life Sciences Tools & Services : 2.54%
Syneos Health Incorporated †	174,700	6,874,445

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo C&B Mid Cap Value Fund

Security name	Shares	Value
Pharmaceuticals : 1.49%
Perrigo Company plc	104,600	$4,053,250

Industrials : 25.36%
Aerospace & Defense : 1.50%
Hexcel Corporation	70,900	4,065,406

Building Products : 3.71%
Johnson Controls International plc	183,400	5,437,810
Quanex Building Products Corporation	339,300	4,611,087
		10,048,897

Commercial Services & Supplies : 1.90%
Steelcase Incorporated Class A	347,000	5,146,010

Electrical Equipment : 4.03%
AMETEK Incorporated	65,100	4,407,270
Eaton Corporation plc	94,700	6,502,102
		10,909,372

Machinery : 11.53%
Colfax Corporation †	424,400	8,869,960
Donaldson Company Incorporated	111,700	4,846,663
Gates Industrial Corporation plc †	344,000	4,554,560
Snap-on Incorporated	46,700	6,785,043
Woodward Governor Company	83,040	6,169,042
		31,225,268

Trading Companies & Distributors : 2.69%
AerCap Holdings NV †	183,700	7,274,520

Information Technology : 13.82%
Electronic Equipment, Instruments & Components : 5.41%
Arrow Electronics Incorporated †	132,500	9,135,875
TE Connectivity Limited	72,900	5,513,427
		14,649,302

IT Services : 5.70%
Alliance Data Systems Corporation	22,000	3,301,760
Amdocs Limited	108,400	6,350,072
Genpact Limited	214,100	5,778,559
		15,430,391

Semiconductors & Semiconductor Equipment : 2.71%
Analog Devices Incorporated	34,500	2,961,135
Applied Materials Incorporated	133,700	4,377,338
		7,338,473

Materials : 10.03%
Chemicals : 1.84%
Axalta Coating Systems Limited †	213,200	4,993,144

Containers & Packaging : 3.16%
Crown Holdings Incorporated †	206,000	8,563,419

Metals & Mining : 2.50%
Reliance Steel & Aluminum Company	95,100	6,768,267

2

Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name			Shares	Value
Paper & Forest Products : 2.53%
Schweitzer-Mauduit International Incorporated			273,176	$6,843,059

Real Estate : 1.85%
Real Estate Management & Development : 1.85%
CBRE Group Incorporated Class A †			125,400	5,021,016

Total Common Stocks (Cost $269,730,276)				264,889,769

		Yield
Short-Term Investments : 2.20%
Investment Companies : 2.20%
Securities Lending Cash Investments LLC (l)(r)(u)		2.38%	4,044,747	4,045,152
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33	1,909,954	1,909,954

Total Short-Term Investments (Cost $5,954,867)				5,955,106

Total investments in securities (Cost $275,685,143)	100.01%			270,844,875
Other assets and liabilities, net	(0.01)			(28,019)

Total net assets	100.00%			$270,816,856

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	14,621,190	11,213,079	21,789,522	4,044,747	$4,045,152
Wells Fargo Government Money Market Fund Select Class	21,485,564	25,524,078	45,099,688	1,909,954	1,909,954

					$5,955,106	2.20%

Wells Fargo C&B Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$7,858,652	$0	$0	$7,858,652
Consumer discretionary	31,648,790	0	0	31,648,790
Financials	62,203,972	0	0	62,203,972
Health care	24,901,811	0	0	24,901,811
Industrials	68,669,473	0	0	68,669,473
Information technology	37,418,166	0	0	37,418,166
Materials	27,167,889	0	0	27,167,889
Real estate	5,021,016	0	0	5,021,016
Short-term investments
Investment companies	1,909,954	4,045,152	0	5,955,106

Total assets	$266,799,723	$4,045,152	$0	$270,844,875

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Common Stock Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.99%
Communication Services : 1.14%
Media : 1.14%
Interpublic Group of Companies Incorporated	529,407	$10,921,666

Consumer Discretionary : 8.68%
Auto Components : 1.26%
Dana Incorporated	889,768	12,127,538

Diversified Consumer Services : 0.98%
Houghton Mifflin Harcourt Company †	1,059,159	9,384,149

Hotels, Restaurants & Leisure : 1.40%
Jack in the Box Incorporated	172,992	13,429,369

Household Durables : 1.93%
Mohawk Industries Incorporated †	65,930	7,711,173
Whirlpool Corporation	101,632	10,861,412
		18,572,585

Internet & Direct Marketing Retail : 1.35%
Expedia Group Incorporated	114,759	12,927,601

Specialty Retail : 1.76%
Tractor Supply Company	202,322	16,881,748

Consumer Staples : 1.63%
Household Products : 1.63%
Church & Dwight Company Incorporated	238,066	15,655,220

Energy : 5.28%
Oil, Gas & Consumable Fuels : 5.28%
Cimarex Energy Company	185,777	11,453,152
Concho Resources Incorporated †	121,683	12,507,796
Parsley Energy Incorporated Class A †	388,852	6,213,855
Targa Resources Corporation	278,214	10,021,268
WPX Energy Incorporated †	924,096	10,488,490
		50,684,561

Financials : 16.62%
Banks : 4.88%
PacWest Bancorp	315,618	10,503,767
Sterling Bancorp	785,686	12,971,676
Webster Financial Corporation	269,378	13,277,642
Wintrust Financial Corporation	152,270	10,124,432
		46,877,517

Capital Markets : 4.63%
E*TRADE Financial Corporation	573,190	25,151,577
Raymond James Financial Incorporated	259,360	19,298,978
		44,450,555

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Common Stock Fund

Security name	Shares	Value
Insurance : 7.11%
Arch Capital Group Limited †	467,924	$12,502,929
CNO Financial Group Incorporated	865,816	12,883,342
Reinsurance Group of America Incorporated	100,357	14,073,062
RenaissanceRe Holdings Limited	91,276	12,203,601
Willis Towers Watson plc	109,457	16,622,140
		68,285,074

Health Care : 13.72%
Biotechnology : 2.00%
Agios Pharmaceuticals Incorporated «†	45,804	2,112,022
BioMarin Pharmaceutical Incorporated †	86,282	7,346,912
Neurocrine Biosciences Incorporated †	95,083	6,789,877
Sage Therapeutics Incorporated †	31,282	2,996,503
		19,245,314

Health Care Equipment & Supplies : 6.36%
Haemonetics Corporation †	126,859	12,692,243
Hologic Incorporated †	458,089	18,827,458
LivaNova plc †	323,112	29,555,055
		61,074,756

Health Care Providers & Services : 3.92%
Humana Incorporated	40,209	11,519,074
Laboratory Corporation of America Holdings †	96,971	12,253,256
Universal Health Services Incorporated Class B	119,033	13,874,486
		37,646,816

Life Sciences Tools & Services : 1.44%
Agilent Technologies Incorporated	204,461	13,792,939

Industrials : 17.34%
Aerospace & Defense : 1.29%
Hexcel Corporation	215,851	12,376,896

Airlines : 2.45%
Alaska Air Group Incorporated	148,639	9,044,683
Spirit Airlines Incorporated †	250,327	14,498,940
		23,543,623

Commercial Services & Supplies : 3.84%
Republic Services Incorporated	182,057	13,124,489
Steelcase Incorporated Class A	793,399	11,766,107
Stericycle Incorporated †	326,757	11,988,714
		36,879,310

Electrical Equipment : 3.02%
AMETEK Incorporated	230,742	15,621,233
Sensata Technologies Holding plc †	298,183	13,370,526
		28,991,759

Industrial Conglomerates : 1.65%
Carlisle Companies Incorporated	158,016	15,883,768

2

Wells Fargo Common Stock Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Machinery : 2.59%
Gardner Denver Holdings Incorporated †	680,692	$13,920,151
Rexnord Corporation †	479,335	11,000,738
		24,920,889

Road & Rail : 1.42%
Genesee & Wyoming Incorporated Class A †	184,102	13,627,230

Trading Companies & Distributors : 1.08%
MRC Global Incorporated †	846,557	10,353,392

Information Technology : 18.44%
Electronic Equipment, Instruments & Components : 0.96%
Avnet Incorporated	256,110	9,245,571

IT Services : 4.53%
Amdocs Limited	181,200	10,614,696
Genpact Limited	475,488	12,833,421
Global Payments Incorporated	114,335	11,791,369
WEX Incorporated †	59,183	8,289,171
		43,528,657

Semiconductors & Semiconductor Equipment : 3.25%
Marvell Technology Group Limited	826,687	13,384,063
Maxim Integrated Products Incorporated	195,949	9,964,007
ON Semiconductor Corporation †	476,080	7,860,081
		31,208,151

Software : 9.70%
8x8 Incorporated †	814,945	14,701,608
Cornerstone OnDemand Incorporated †	322,693	16,273,408
Fortinet Incorporated †	166,445	11,722,721
Nuance Communications Incorporated †	934,683	12,365,856
Red Hat Incorporated †	81,938	14,391,590
Ultimate Software Group Incorporated †	40,523	9,922,867
Zendesk Incorporated †	235,253	13,731,718
		93,109,768

Materials : 5.85%
Chemicals : 2.19%
Axalta Coating Systems Limited †	407,125	9,534,868
Valvoline Incorporated	593,286	11,480,084
		21,014,952

Containers & Packaging : 1.10%
Crown Holdings Incorporated †	254,571	10,582,516

Metals & Mining : 2.56%
Royal Gold Incorporated	177,223	15,179,150
Steel Dynamics Incorporated	313,114	9,405,945
		24,585,095

3

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Common Stock Fund

Security name			Shares	Value
Real Estate : 10.29%
Equity REITs : 10.29%
Camden Property Trust			169,095	$14,888,815
CoreSite Realty Corporation			164,791	14,374,719
Hudson Pacific Properties Incorporated			422,019	12,263,872
Physicians Realty Trust			1,089,431	17,463,579
SBA Communications Corporation †			88,223	14,282,421
Sun Communities Incorporated			159,860	16,259,361
Taubman Centers Incorporated			203,377	9,251,620
				98,784,387

Total Common Stocks (Cost $780,413,178)				950,593,372

Exchange-Traded Funds : 0.71%
SPDR S&P Biotech ETF «			94,885	6,807,999

Total Exchange-Traded Funds (Cost $4,781,329)				6,807,999

		Yield
Short-Term Investments : 0.80%
Investment Companies : 0.80%
Securities Lending Cash Investments LLC (l)(r)(u)		2.38%	7,629,745	7,630,508

Total Short-Term Investments (Cost $7,630,273)				7,630,508

Total investments in securities (Cost $792,824,780)	100.50%			965,031,879
Other assets and liabilities, net	(0.50)			(4,765,406)

Total net assets	100.00%			$960,266,473

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	13,692,114	24,732,961	30,795,330	7,629,745	$7,630,508
Wells Fargo Government Money Market Fund Select Class *	35,775,121	46,957,577	82,732,698	0	0

					$7,630,508	0.80%

*	No longer held at the end of the period.

Wells Fargo Common Stock Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$10,921,666	$0	$0	$10,921,666
Consumer discretionary	83,322,990	0	0	83,322,990
Consumer staples	15,655,220	0	0	15,655,220
Energy	50,684,561	0	0	50,684,561
Financials	159,613,146	0	0	159,613,146
Health care	131,759,825	0	0	131,759,825
Industrials	166,576,867	0	0	166,576,867
Information technology	177,092,147	0	0	177,092,147
Materials	56,182,563	0	0	56,182,563
Real estate	98,784,387	0	0	98,784,387
Exchange-traded funds	6,807,999	0	0	6,807,999
Short-term investments
Investment companies	0	7,630,508	0	7,630,508

Total assets	$957,401,371	$7,630,508	$0	$965,031,879

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 97.91%
Communication Services : 2.25%
Diversified Telecommunication Services : 0.47%
Vonage Holdings Corporation †	49,580	$432,833

Entertainment : 0.34%
Marcus Corporation	7,882	311,339

Interactive Media & Services : 0.93%
QuinStreet Incorporated †	40,618	659,230
Yelp Incorporated †	5,711	199,828
		859,058

Media : 0.43%
MSG Networks Incorporated Class A †	16,925	398,753

Wireless Telecommunication Services : 0.08%
Boingo Wireless Incorporated †	3,304	67,963

Consumer Discretionary : 12.01%
Auto Components : 0.84%
Cooper-Standard Holdings Incorporated †	2,209	137,223
Dana Incorporated	18,874	257,253
Tenneco Incorporated	6,678	182,910
Tower International Incorporated	8,197	195,089
		772,475

Diversified Consumer Services : 1.96%
Grand Canyon Education Incorporated †	5,432	522,232
K12 Incorporated †	21,628	536,158
Strategic Education Incorporated	3,143	356,479
Weight Watchers International Incorporated †	10,036	386,888
		1,801,757

Hotels, Restaurants & Leisure : 2.58%
Brinker International Incorporated «	14,878	654,334
Dave & Buster’s Entertainment Incorporated	8,729	388,964
Marriott Vacations Worldwide Corporation	5,106	360,024
Planet Fitness Incorporated Class A †	11,239	602,635
Ruth’s Chris Steak House Incorporated	16,530	375,727
		2,381,684

Household Durables : 1.30%
Helen of Troy Limited †	5,782	758,483
KB Home Incorporated	9,694	185,155
La-Z-Boy Incorporated	9,244	256,151
		1,199,789

Internet & Direct Marketing Retail : 0.79%
Etsy Incorporated †	5,517	262,444
Stamps.com Incorporated †	2,986	464,741
		727,185

Specialty Retail : 2.96%
American Eagle Outfitters Incorporated	26,362	509,577
Caleres Incorporated	12,483	347,402
Children’s Place Retail Stores Incorporated	5,263	474,144
DSW Incorporated Class A	22,933	566,445

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Disciplined Small Cap Fund

Security name	Shares	Value
Specialty Retail (continued)
Five Below Incorporated †	1,305	$133,528
Tailored Brands Incorporated	22,058	300,871
Zumiez Incorporated †	20,791	398,563
		2,730,530

Textiles, Apparel & Luxury Goods : 1.58%
Movado Group Incorporated	15,172	479,739
Skechers U.S.A. Incorporated Class A †	10,355	237,026
Steven Madden Limited	24,387	737,951
		1,454,716

Consumer Staples : 3.11%
Food & Staples Retailing : 1.18%
Performance Food Group Company †	23,325	752,698
United Natural Foods Incorporated †	31,698	335,682
		1,088,380

Food Products : 0.57%
Fresh Del Monte Produce Incorporated	18,694	528,479

Personal Products : 0.93%
Medifast Incorporated	3,104	388,062
USANA Health Sciences Incorporated †	3,973	467,741
		855,803

Tobacco : 0.43%
Turning Point Brands Incorporated	14,532	395,561

Energy : 3.46%
Energy Equipment & Services : 1.07%
Archrock Incorporated	43,689	327,231
Helix Energy Solutions Group Incorporated †	59,902	324,070
Pioneer Energy Services Corporation †	41,924	51,567
ProPetro Holding Corporation †	11,937	147,064
Tetra Technologies Incorporated †	80,693	135,564
		985,496

Oil, Gas & Consumable Fuels : 2.39%
Abraxas Petroleum Corporation †	105,933	115,467
Callon Petroleum Company †	29,385	190,709
Delek US Holdings Incorporated	17,468	567,885
Denbury Resources Incorporated †	55,253	94,483
HighPoint Resources Corporation †	39,298	97,852
Matador Resources Company †	5,490	85,260
Northern Oil & Gas Incorporated †	65,464	147,949
Oasis Petroleum Incorporated †	44,656	246,948
Renewable Energy Group Incorporated †«	18,221	468,280
SRC Energy Incorporated †	40,063	188,296
		2,203,129

Financials : 17.41%
Banks : 8.38%
Bank of N.T. Butterfield & Son Limited	13,305	417,112
Central Pacific Financial Company	7,044	171,521
CNB Financial Corporation	9,321	213,917
Enterprise Financial Service	10,470	393,986
FB Financial Corporation	10,368	363,087
First Bancorp of North Carolina	14,309	467,332

2

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Banks (continued)
First Financial Bancorp	13,713	$325,272
First Interstate BancSystem Class A	13,900	508,184
First Merchants Corporation	9,502	325,634
Great Western Bancorp Incorporated	10,228	319,625
Hancock Holding Company	14,860	514,899
Heartland Financial USA Incorporated	7,983	350,853
Heritage Commerce Corporation	14,688	166,562
IBERIABANK Corporation	1,268	81,507
Independent Bank Corporation	17,691	371,865
Mercantile Bank Corporation	10,923	308,684
NBT Bancorp Incorporated	10,399	359,701
Peoples Bancorp Incorporated	11,489	345,819
Preferred Bank (Los Angeles)	8,971	388,893
Shore Bancshares Incorporated	4,868	70,781
Simmons First National Corporation Class A	2,429	58,612
Sterling Bancorp	7,803	128,828
TriCo Bancshares	5,466	184,696
Umpqua Holdings Corporation	21,600	343,440
Valley National Bancorp	42,589	378,190
WesBanco Incorporated	4,503	165,215
		7,724,215

Capital Markets : 2.82%
BGC Partners Incorporated Class A	53,990	279,128
Blucora Incorporated †	18,799	500,805
BrightSphere Investment Group Incorporated	29,524	315,316
Evercore Partners Incorporated Class A	5,892	421,632
Houlihan Lokey Incorporated	13,430	494,224
Stifel Financial Corporation	14,268	590,981
		2,602,086

Consumer Finance : 0.57%
Elevate Credit Incorporated †	28,985	129,853
Enova International Incorporated †	20,054	390,251
		520,104

Insurance : 3.51%
CNO Financial Group Incorporated	8,500	126,480
FBL Financial Group Incorporated	3,357	220,387
Health Insurance Innovations Incorporated Class A †	12,423	332,067
Kemper Corporation	10,184	676,014
National General Holdings Corporation	22,768	551,213
Selective Insurance Group Incorporated	7,222	440,109
United Fire Group Incorporated	5,101	282,850
Universal Insurance Holdings Company	16,036	608,085
		3,237,205

Thrifts & Mortgage Finance : 2.13%
Essent Group Limited †	13,001	444,374
First Defiance Financial Corporation	8,482	207,894
MGIC Investment Corporation †	57,277	599,117
Radian Group Incorporated	19,935	326,137
Walker & Dunlop Incorporated	8,805	380,816
		1,958,338

Health Care : 15.98%
Biotechnology : 5.32%
Arena Pharmaceuticals Incorporated †	5,561	216,601
Array BioPharma Incorporated †	21,790	310,508
Concert Pharmaceuticals Incorporated †	22,025	276,414

3

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Disciplined Small Cap Fund

Security name	Shares	Value
Biotechnology (continued)
CytomX Therapeutics Incorporated †	16,253	$245,420
Emergent BioSolutions Incorporated †	6,474	383,779
Exelixis Incorporated †	14,651	288,185
Fibrogen Incorporated †	9,682	448,083
Halozyme Therapeutics Incorporated †	16,772	245,374
Heron Therapeutics Incorporated †«	14,390	373,277
Immunogen Incorporated †	37,891	181,877
Immunomedics Incorporated †	7,473	106,640
Intercept Pharmaceuticals Incorporated †	1,356	136,671
Ligand Pharmaceuticals Incorporated †	2,844	385,931
REGENXBIO Incorporated †	5,596	234,752
Sangamo Therapeutics Incorporated †	15,810	181,499
Spectrum Pharmaceuticals Incorporated †	18,945	165,769
Vanda Pharmaceuticals Incorporated †	14,764	385,783
Vericel Corporation †	19,264	335,194
		4,901,757

Health Care Equipment & Supplies : 3.00%
Globus Medical Incorporated Class A †	9,093	393,545
Haemonetics Corporation †	3,308	330,965
ICU Medical Incorporated †	1,708	392,208
Inogen Incorporated †	1,906	236,668
Merit Medical Systems Incorporated †	9,961	555,923
Novocure Limited †	9,183	307,447
Orthofix Medical Incorporated †	10,460	549,045
		2,765,801

Health Care Providers & Services : 3.70%
Amedisys Incorporated †	3,334	390,445
BioTelemetry Incorporated †	8,653	516,757
Centene Corporation †	3,801	438,255
Encompass Health Corporation	5,373	331,514
Ensign Group Incorporated	11,586	449,421
LHC Group Incorporated †	3,292	309,053
Magellan Health Services Incorporated †	1,729	98,363
R1 RCM Incorporated †	47,842	380,344
Select Medical Holdings Corporation †	11,630	178,521
Tivity Health Incorporated †	12,962	321,587
		3,414,260

Health Care Technology : 0.27%
Omnicell Incorporated †	4,006	245,327

Life Sciences Tools & Services : 1.15%
Medpace Holdings Incorporated †	11,201	592,869
PRA Health Sciences Incorporated †	5,138	472,490
		1,065,359

Pharmaceuticals : 2.54%
ANI Pharmaceuticals Incorporated †	5,033	226,586
Catalent Incorporated †	11,119	346,690
Corcept Therapeutics Incorporated †«	14,853	198,436
Horizon Pharma plc †	34,890	681,751
Intersect ENT Incorporated †	13,816	389,335
Supernus Pharmaceuticals Incorporated †	14,908	495,244
		2,338,042

Industrials : 14.32%
Air Freight & Logistics : 0.09%
XPO Logistics Incorporated †	1,478	84,305

4

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Airlines : 0.56%
SkyWest Incorporated	11,593	$515,541

Building Products : 0.53%
Builders FirstSource Incorporated †	18,922	206,439
NCI Building Systems Incorporated †	10,055	72,899
Patrick Industries Incorporated †	7,041	208,484
		487,822

Commercial Services & Supplies : 2.09%
ACCO Brands Corporation	31,607	214,295
Deluxe Corporation	3,815	146,649
Knoll Incorporated	17,572	289,587
McGrath RentCorp	9,361	481,904
Tetra Tech Incorporated	12,133	628,125
UniFirst Corporation	1,151	164,674
		1,925,234

Construction & Engineering : 2.35%
Ameresco Incorporated Class A †	20,402	287,668
EMCOR Group Incorporated	10,172	607,167
MasTec Incorporated †«	15,288	620,081
Primoris Services Corporation	18,262	349,352
Sterling Construction Company Incorporated †	16,947	184,553
Tutor Perini Corporation †	7,367	117,651
		2,166,472

Electrical Equipment : 1.78%
Atkore International Incorporated †	24,829	492,607
Encore Wire Corporation	7,200	361,296
EnerSys	10,092	783,240
		1,637,143

Electronic Equipment, Instruments & Components : 0.30%
ScanSource Incorporated †	8,040	276,415

Machinery : 3.31%
Barnes Group Incorporated	8,942	479,470
EnPro Industries Incorporated	7,183	431,698
Global Brass & Copper Holdings Incorporated	12,899	324,410
Kadant Incorporated	4,140	337,244
Kennametal Incorporated	15,549	517,471
Lydall Incorporated †	2,480	50,369
Meritor Incorporated †	30,694	519,036
Park Ohio Holdings Corporation	12,705	389,916
		3,049,614

Professional Services : 1.24%
CBIZ Incorporated †	10,051	198,005
Insperity Incorporated	7,411	691,891
TriNet Group Incorporated †	6,089	255,434
		1,145,330

Road & Rail : 0.71%
Covenant Transport Incorporated Class A †	20,520	393,984
USA Truck Incorporated †	17,077	255,643
		649,627

Trading Companies & Distributors : 1.36%
Applied Industrial Technologies Incorporated	7,439	401,260

5

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Disciplined Small Cap Fund

Security name	Shares	Value
Trading Companies & Distributors (continued)
Rush Enterprises Incorporated	10,962	$377,970
Triton International Limited	15,390	478,167
		1,257,397

Information Technology : 14.69%
Communications Equipment : 0.82%
Ciena Corporation †	22,294	755,990

Electronic Equipment, Instruments & Components : 3.27%
Control4 Corporation †	7,803	137,333
Fabrinet †	7,086	363,583
Insight Enterprises Incorporated †	13,479	549,269
Kemet Corporation	17,990	315,545
Plexus Corporation †	3,530	180,312
SYNNEX Corporation	8,360	675,822
TTM Technologies Incorporated †	35,128	341,795
Vishay Precision Group †	14,995	453,299
		3,016,958

IT Services : 4.22%
CACI International Incorporated Class A †	2,252	324,356
Cardtronics Incorporated Class A †	6,609	171,834
CSG Systems International Incorporated	8,652	274,874
EPAM Systems Incorporated †	4,560	529,006
Evertec Incorporated	19,434	557,756
ExlService Holdings Incorporated †	8,636	454,426
Hackett Group Incorporated	17,796	284,914
ManTech International Corporation Class A	4,004	209,389
Perficient Incorporated †	14,492	322,592
Unisys Corporation †	18,686	217,318
Virtusa Corporation †	12,742	542,682
		3,889,147

Semiconductors & Semiconductor Equipment : 2.34%
Cohu Incorporated	5,532	88,899
Diodes Incorporated †	15,074	486,287
Entegris Incorporated	13,839	386,039
Ichor Holdings Limited †«	16,668	271,688
MKS Instruments Incorporated	1,979	127,863
Rudolph Technologies Incorporated †	4,819	98,645
Smart Global Holdings Incorporated †«	18,090	537,273
Ultra Clean Holdings Incorporated †	18,984	160,794
		2,157,488

Software : 3.36%
Amber Road Incorporated †	35,694	293,762
American Software Incorporated Class A	11,895	124,303
J2 Global Incorporated	9,795	679,577
New Relic Incorporated †	3,497	283,152
Qualys Incorporated †	7,401	553,151
SPS Commerce Incorporated †	4,369	359,918
Upland Software Incorporated †	6,160	167,429
Verint Systems Incorporated †	14,988	634,142
		3,095,434

Technology Hardware, Storage & Peripherals : 0.68%
Immersion Corporation †	69,971	626,940

6

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Materials : 3.76%
Chemicals : 1.45%
Ferro Corporation †	11,687	$183,252
Innospec Incorporated	4,881	301,451
Kooper Holdings Incorporated †	7,322	124,767
Kraton Performance Polymers Incorporated †	5,188	113,306
PolyOne Corporation	10,533	301,244
Trinseo SA	6,899	315,836
		1,339,856

Containers & Packaging : 0.68%
Berry Global Group Incorporated †	8,112	385,563
Greif Incorporated Class A	6,411	237,912
		623,475

Metals & Mining : 0.29%
Commercial Metals Company	16,609	266,076

Paper & Forest Products : 1.34%
Boise Cascade Company	7,336	174,964
Louisiana-Pacific Corporation	17,739	394,161
Schweitzer-Mauduit International Incorporated	7,333	183,692
Verso Corporation Class A †	21,791	488,118
		1,240,935

Real Estate : 7.10%
Equity REITs : 6.30%
Ashford Hospitality Trust Incorporated	69,651	278,604
CoreSite Realty Corporation	4,713	411,115
CyrusOne Incorporated	9,595	507,384
Digital Realty Trust Incorporated	5,626	599,450
NexPoint Residential	18,273	640,469
Piedmont Office Realty Trust Incorporated Class A	28,121	479,182
Preferred Apartment Communities Incorporated Class A	38,379	539,609
Ryman Hospitality Properties Incorporated	10,296	686,640
Sabra Health Care REIT Incorporated	9,574	157,780
STAG Industrial Incorporated	21,034	523,326
The Geo Group Incorporated	11,879	234,016
Tier Incorporated	15,332	316,299
Xenia Hotels & Resorts Incorporated	25,360	436,192
		5,810,066

Real Estate Management & Development : 0.80%
Kennedy Wilson Holdings Incorporated	19,629	356,659
Newmark Group Incorporated Class A	46,853	375,761
		732,420

Utilities : 3.82%
Electric Utilities : 2.62%
IDACORP Incorporated	5,477	509,690
Otter Tail Corporation	11,208	556,365
PNM Resources Incorporated	7,884	323,954
Portland General Electric Company	17,094	783,760
Spark Energy Incorporated Class A «	32,275	239,803
		2,413,572

Gas Utilities : 0.51%
Southwest Gas Corporation	6,169	471,929

7

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Disciplined Small Cap Fund

Security name				Shares	Value
Independent Power & Renewable Electricity Producers : 0.69%
Clearway Energy Incorporated				37,380	$632,465

Total Common Stocks (Cost $109,566,586)					90,235,075

		Yield
Short-Term Investments : 5.17%
Investment Companies : 5.03%
Securities Lending Cash Investments LLC (l)(r)(u)		2.38%		3,041,622	3,041,926
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33		1,590,400	1,590,400
					4,632,326

			Maturity date	Principal
U.S. Treasury Securities : 0.14%
U.S. Treasury Bill (z)#		0.73	1-3-2019	$130,000	129,992

Total Short-Term Investments (Cost $4,762,318)					4,762,318

Total investments in securities (Cost $114,328,904)	103.08%				94,997,393
Other assets and liabilities, net	(3.08)				(2,837,876)

Total net assets	100.00%				$92,159,517

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

REIT	Real estate investment trust

8

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	13,754,682	51,818,915	62,531,975	3,041,622	$3,041,926
Wells Fargo Government Money Market Fund Select Class	14,793,357	45,295,434	58,498,391	1,590,400	1,590,400

					$4,632,326	5.03%

Wells Fargo Disciplined Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

Effective at the close of business on June, 27, 2018, the Wells Fargo Small Cap Opportunities Fund changed its name to Wells Fargo Disciplined Small Cap Fund (the “Fund”).

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communications services	$2,069,946	$0	$0	$2,069,946
Consumer discretionary	11,068,136	0	0	11,068,136
Consumer staples	2,868,223	0	0	2,868,223
Energy	3,188,625	0	0	3,188,625
Financials	16,041,948	0	0	16,041,948
Health care	14,730,546	0	0	14,730,546
Industrials	13,194,900	0	0	13,194,900
Information technology	13,541,957	0	0	13,541,957
Materials	3,470,342	0	0	3,470,342
Real estate	6,542,486	0	0	6,542,486
Utilities	3,517,966	0	0	3,517,966
Short-term investments
Investment companies	1,590,400	3,041,926	0	4,632,326
U.S. Treasury securities	129,992	0	0	129,992

Total assets	$91,955,472	$3,041,926	$0	$94,997,393

Liabilities
Futures contracts	$0	$34,530	$0	$34,530

Total liabilities	$0	$34,530	$0	$34,530

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Small Cap Value Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.74%
Communication Services : 0.97%
Diversified Telecommunication Services : 0.97%
Iridium Communications Incorporated †	207,900	$3,835,755

Consumer Discretionary : 7.83%
Hotels, Restaurants & Leisure : 3.68%
Century Casinos Incorporated †	1,436,330	10,614,479
Scientific Games Corporation Class A †	212,400	3,797,712
The Wendy’s Company	8,200	128,002
		14,540,193

Household Durables : 3.51%
Cavco Industries Incorporated †	28,100	3,663,678
Nobility Homes Incorporated	89,800	1,751,100
Skyline Champion Corporation	86,692	1,273,505
Taylor Morrison Home Corporation Class A †	181,000	2,877,900
The New Home Company Incorporated †	829,300	4,337,239
		13,903,422

Leisure Products : 0.61%
Vista Outdoor Incorporated †	211,600	2,401,660

Textiles, Apparel & Luxury Goods : 0.03%
G-III Apparel Group Limited †	4,000	111,560

Energy : 8.09%
Energy Equipment & Services : 2.83%
CARBO Ceramics Incorporated †	655,600	2,281,488
Newpark Resources Incorporated †	575,800	3,955,746
Parker Drilling Company †	51,266	17,430
Smart Sand Incorporated †	466,300	1,035,186
Tidewater Incorporated †	204,900	3,919,737
		11,209,587

Oil, Gas & Consumable Fuels : 5.26%
Navigator Holdings Limited †	1,482,100	13,931,740
Oasis Petroleum Incorporated †	342,800	1,895,684
Paramount Resources Limited Class A †	266,500	1,414,982
Range Resources Corporation	306,100	2,929,377
Southwestern Energy Company †	184,900	630,509
		20,802,292

Financials : 32.51%
Banks : 24.77%
Ameris Bancorp	175,600	5,561,252
BankUnited Incorporated	351,100	10,511,934
CenterState Banks Incorporated	404,000	8,500,160
First Horizon National Corporation	586,300	7,715,708
Hanmi Financial Corporation	194,900	3,839,530
Hilltop Holdings Incorporated	217,500	3,878,025
Hope Bancorp Incorporated	708,700	8,405,182
IBERIABANK Corporation	206,000	13,241,680
LegacyTexas Financial Group	216,400	6,944,276

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Small Cap Value Fund

Security name	Shares	Value
Banks (continued)
OFG Bancorp	184,400	$3,035,224
Sterling Bancorp	620,900	10,251,059
The Bancorp Incorporated †	1,761,300	14,019,948
Valley National Bancorp	229,600	2,038,848
		97,942,826

Consumer Finance : 0.74%
Enova International Incorporated †	149,600	2,911,216

Insurance : 4.08%
First Acceptance Corporation †	83,100	86,424
James River Group Holdings Limited	8,000	292,320
National General Holdings Corporation	650,500	15,748,605
		16,127,349

Mortgage REITs : 0.13%
Redwood Trust Incorporated	35,100	528,957

Thrifts & Mortgage Finance : 2.79%
Axos Financial Incorporated †	49,000	1,233,820
Essent Group Limited †	172,300	5,889,214
NMI Holdings Incorporated Class A †	219,400	3,916,290
		11,039,324

Health Care : 5.99%
Health Care Equipment & Supplies : 1.77%
Hologic Incorporated †	44,100	1,812,510
Lantheus Holdings Incorporated †	327,400	5,123,810
OraSure Technologies Incorporated †	6,800	79,424
		7,015,744

Health Care Providers & Services : 1.91%
Cross Country Healthcare Incorporated †	385,200	2,823,516
Tivity Health Incorporated †	189,700	4,706,457
		7,529,973

Health Care Technology : 1.45%
Allscripts Healthcare Solutions Incorporated †	582,300	5,613,372
Omnicell Incorporated †	2,200	134,728
		5,748,100

Pharmaceuticals : 0.86%
Prestige Brands Holdings Incorporated †	110,300	3,406,064

Industrials : 21.18%
Air Freight & Logistics : 0.94%
Atlas Air Worldwide Holdings Incorporated †	87,800	3,704,282

Building Products : 3.97%
Armstrong Flooring Incorporated †	334,900	3,965,216
Builders FirstSource Incorporated †	795,800	8,682,178
CSW Industrials Incorporated †	62,900	3,041,215
		15,688,609

2

Wells Fargo Small Cap Value Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Commercial Services & Supplies : 3.68%
ABM Industries Incorporated	133,000	$4,270,630
ACCO Brands Corporation	987,600	6,695,928
Healthcare Services Group Incorporated	85,700	3,443,426
Hudson Technologies Incorporated †	180,500	160,645
		14,570,629

Construction & Engineering : 1.91%
Bird Construction Incorporated	250,500	1,097,541
IES Holdings Incorporated †	104,948	1,631,941
Tutor Perini Corporation †	302,500	4,830,925
		7,560,407

Machinery : 4.22%
Actuant Corporation Class A	130,873	2,747,024
Freightcar America Incorporated (l)	736,700	4,928,523
Milacron Holdings Corporation †	327,100	3,889,219
Mueller Water Products Incorporated Class A	562,500	5,118,750
		16,683,516

Marine : 1.13%
Seaspan Corporation	569,800	4,461,534

Professional Services : 1.25%
Hill International Incorporated †	1,609,700	4,957,876

Trading Companies & Distributors : 4.08%
Air Lease Corporation	139,800	4,223,358
Applied Industrial Technologies Incorporated	75,000	4,045,500
Beacon Roofing Supply Incorporated †	90,500	2,870,660
BMC Stock Holdings Incorporated †	205,400	3,179,592
Textainer Group Holdings Limited †	184,200	1,834,632
		16,153,742

Information Technology : 8.83%
Communications Equipment : 1.90%
Finisar Corporation †	127,400	2,751,840
Harmonic Incorporated †	1,007,500	4,755,400
		7,507,240

Electronic Equipment, Instruments & Components : 3.18%
Coherent Incorporated †	15,600	1,649,076
OSI Systems Incorporated †	149,200	10,936,360
		12,585,436

Technology Hardware, Storage & Peripherals : 3.75%
Cray Incorporated †	548,481	11,841,705
Quantum Corporation †	1,488,300	2,976,600
		14,818,305

Materials : 11.28%
Containers & Packaging : 1.11%
Intertape Polymer Group Incorporated	354,200	4,402,706

3

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Small Cap Value Fund

Security name			Shares	Value
Metals & Mining : 10.17%
Agnico Eagle Mines Limited			5,000	$202,000
Argonaut Gold Incorporated †			534,600	614,790
Carpenter Technology Corporation			90,100	3,208,461
Eldorado Gold Corporation †			172,860	497,837
Haynes International Incorporated			202,500	5,346,000
NovaGold Resources Incorporated †			522,700	2,064,665
Olympic Steel Incorporated			4,900	69,923
Randgold Resources Limited ADR (a)			167,200	13,845,667
Royal Gold Incorporated			23,400	2,004,210
Ryerson Holding Corporation †			9,000	57,060
Sandstorm Gold Limited †			2,306,100	10,631,121
Schnitzer Steel Industries Incorporated Class A			1,900	40,945
SSR Mining Incorporated †			130,800	1,581,372
TimkenSteel Corporation †			4,100	35,834
				40,199,885

Real Estate : 2.06%
Equity REITs : 2.06%
Potlatch Corporation			32,000	1,012,480
UMH Properties Incorporated			603,300	7,143,072
				8,155,552

Total Common Stocks (Cost $403,654,558)				390,503,741

Exchange-Traded Funds : 0.91%
SPDR S&P Regional Banking ETF			22,400	1,048,096
VanEck Vectors Gold Miners ETF			72,300	1,524,807
VanEck Vectors Junior Gold Miners ETF			34,100	1,030,502
Total Exchange-Traded Funds (Cost $3,143,746)				3,603,405

		Yield
Short-Term Investments : 0.28%
Investment Companies : 0.28%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33%	1,111,045	1,111,045

Total Short-Term Investments (Cost $1,111,045)				1,111,045

Total investments in securities (Cost $407,909,349)	99.93%			395,218,191
Other assets and liabilities, net	0.07			260,615

Total net assets	100.00%			$395,478,806

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Industrials
Machinery
Freightcar America Incorporated	697,800	38,900	0	736,700	$4,928,523	1.25%
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,673,791	75,879,319	76,442,065	1,111,045	1,111,045	0.28

					$6,039,568	1.53%

Wells Fargo Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$3,835,755	$0	$0	$3,835,755
Consumer discretionary	29,205,735	1,751,100	0	30,956,835
Energy	32,011,879	0	0	32,011,879
Financials	128,549,672	0	0	128,549,672
Health care	23,699,881	0	0	23,699,881
Industrials	82,683,054	1,097,541	0	83,780,595
Information technology	34,910,981	0	0	34,910,981
Materials	26,354,218	18,248,373	0	44,602,591
Real estate	8,155,552	0	0	8,155,552
Exchange-traded funds	3,603,405	0	0	3,603,405
Short-term investments
Investment companies	1,111,045	0	0	1,111,045

Total assets	$374,121,177	$21,097,014	$0	$395,218,191

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Communication services	$30,179,593	$0	$0	$30,179,593
Consumer discretionary	190,224,209	0	0	190,224,209
Consumer staples	181,227,363	0	0	181,227,363
Energy	78,362,928	0	0	78,362,928
Financials	416,564,943	0	0	416,564,943
Health care	51,482,843	0	0	51,482,843
Industrials	484,427,080	0	0	484,427,080
Information technology	228,762,710	45,202	0	228,807,912
Materials	265,719,835	0	0	265,719,835
Real estate	55,279,298	0	0	55,279,298
Utilities	58,003,939	0	0	58,003,939
Exchange-traded funds	14,434,420	0	0	14,434,420
Preferred stocks
Industrials	9,190,085	0	0	9,190,085
Rights
Financials	0	0	1,133,887	1,133,887
Short-term investments
Investment companies	102,305,940	30,992,904	0	133,298,844

Total assets	$2,166,165,186	$31,038,106	$1,133,887	$2,198,337,179

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Discovery Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 97.17%
Communication Services : 4.95%
Entertainment : 3.28%
Take-Two Interactive Software Incorporated †	306,700	$31,571,698
World Wrestling Entertainment Incorporated Class A «	535,400	40,005,086
		71,576,784

Interactive Media & Services : 1.67%
Match Group Incorporated «	853,100	36,487,087

Consumer Discretionary : 15.72%
Diversified Consumer Services : 3.48%
Adtalem Global Education Incorporated †	682,400	32,291,168
Bright Horizons Family Solutions Incorporated †	392,340	43,726,293
		76,017,461

Hotels, Restaurants & Leisure : 7.31%
Chipotle Mexican Grill Incorporated †	70,900	30,613,911
Eldorado Resorts Incorporated †	959,600	34,747,116
Hilton Grand Vacations Incorporated †	1,014,838	26,781,575
Six Flags Entertainment Corporation	438,840	24,412,669
Vail Resorts Incorporated	204,014	43,010,231
		159,565,502

Household Durables : 0.69%
Skyline Champion Corporation	1,031,300	15,149,797

Internet & Direct Marketing Retail : 2.31%
MercadoLibre Incorporated	111,210	32,567,849
Wayfair Incorporated Class A †«	197,425	17,784,044
		50,351,893

Specialty Retail : 1.93%
Burlington Stores Incorporated †	258,565	42,060,769

Consumer Staples : 2.20%
Beverages : 0.99%
National Beverage Corporation «	302,176	21,687,172

Food Products : 1.21%
Lamb Weston Holdings Incorporated	358,000	26,334,480

Energy : 0.90%
Oil, Gas & Consumable Fuels : 0.90%
Viper Energy Partners LP	751,100	19,558,644

Financials : 2.42%
Capital Markets : 1.39%
Raymond James Financial Incorporated	407,245	30,303,100

Consumer Finance : 1.03%
SLM Corporation †	2,718,300	22,589,073

Health Care : 22.38%
Biotechnology : 5.66%
AnaptysBio Incorporated †	166,135	10,597,752

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Discovery Fund

Security name	Shares	Value
Biotechnology (continued)
Array BioPharma Incorporated †	1,317,379	$18,772,651
Avrobio Incorporated †	238,900	3,977,685
CRISPR Therapeutics AG †«	305,371	8,724,449
Exact Sciences Corporation †	483,000	30,477,300
Flexion Therapeutics Incorporated †«	1,244,603	14,088,906
Immunomedics Incorporated †«	751,300	10,721,051
Mirati Therapeutics Incorporated †	211,400	8,967,588
Sarepta Therapeutics Incorporated †	157,635	17,202,708
		123,530,090

Health Care Equipment & Supplies : 8.75%
Avanos Medical Incorporated †	585,700	26,233,503
DexCom Incorporated †	236,700	28,356,660
Haemonetics Corporation †	340,200	34,037,010
ICU Medical Incorporated †	159,761	36,685,918
Insulet Corporation †	490,095	38,874,335
iRhythm Technologies Incorporated †	384,600	26,722,008
		190,909,434

Health Care Providers & Services : 2.65%
Guardant Health Incorporated †«	235,158	8,839,589
WellCare Health Plans Incorporated †	207,900	49,083,111
		57,922,700

Health Care Technology : 1.97%
Veeva Systems Incorporated Class A †	481,200	42,980,784

Life Sciences Tools & Services : 1.15%
Bio-Rad Laboratories Incorporated Class A †	108,500	25,195,870

Pharmaceuticals : 2.20%
Elanco Animal Health Incorporated †«	567,018	17,878,078
GW Pharmaceuticals plc ADR †«	137,000	13,342,430
MyoKardia Incorporated †	150,945	7,375,173
Wave Life Sciences Limited †«	222,800	9,366,512
		47,962,193

Industrials : 16.89%
Aerospace & Defense : 4.28%
Curtiss-Wright Corporation	289,055	29,518,297
Mercury Computer Systems Incorporated †	600,619	28,403,273
Teledyne Technologies Incorporated †	171,500	35,512,505
		93,434,075

Building Products : 1.24%
A.O. Smith Corporation	632,100	26,990,670

Commercial Services & Supplies : 5.91%
Cintas Corporation	202,100	33,950,779
The Brink’s Company	442,700	28,620,555
Waste Connections Incorporated	895,529	66,493,028
		129,064,362

Construction & Engineering : 0.98%
WillScot Corporation †	2,269,450	21,378,219

Machinery : 0.65%
Evoqua Water Technologies Company †	1,470,807	14,119,747

2

Wells Fargo Discovery Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name		Shares	Value
Road & Rail : 1.27%
Saia Incorporated †		497,000	$27,742,540

Trading Companies & Distributors : 2.56%
SiteOne Landscape Supply Incorporated †		548,343	30,306,918
Univar Incorporated †		1,434,841	25,454,079
			55,760,997

Information Technology : 28.86%
Communications Equipment : 1.59%
Motorola Solutions Incorporated		301,700	34,707,568

Electronic Equipment, Instruments & Components : 4.90%
Littelfuse Incorporated		138,424	23,736,948
Novanta Incorporated †		330,940	20,849,220
Rogers Corporation †		172,099	17,048,127
Zebra Technologies Corporation Class A †		285,088	45,394,562
			107,028,857

IT Services : 14.94%
Black Knight Incorporated †		1,011,619	45,583,552
EPAM Systems Incorporated †		322,779	37,445,592
Euronet Worldwide Incorporated †		353,072	36,147,511
First Data Corporation Class A †		2,004,700	33,899,477
Gartner Incorporated †		288,900	36,932,976
Shopify Incorporated Class A †		287,900	39,859,755
Total System Services Incorporated		311,500	25,321,835
Twilio Incorporated Class A †		314,500	28,084,850
WEX Incorporated †		304,700	42,676,282
			325,951,830

Semiconductors & Semiconductor Equipment : 1.37%
Universal Display Corporation «		320,335	29,973,746

Software : 5.16%
2U Incorporated †		518,600	25,784,792
Envestnet Incorporated †		470,425	23,140,206
Globant SA †		587,700	33,099,264
The Ultimate Software Group Incorporated †		125,200	30,657,724
			112,681,986

Technology Hardware, Storage & Peripherals : 0.90%
NCR Corporation †		847,100	19,551,068

Materials : 2.85%
Chemicals : 1.75%
Ingevity Corporation †		456,600	38,212,854

Construction Materials : 1.10%
Vulcan Materials Company		241,500	23,860,200

Total Common Stocks (Cost $1,959,449,768)			2,120,641,552

Yield
Short-Term Investments : 9.49%
Investment Companies : 9.49%
Securities Lending Cash Investments LLC (l)(r)(u)	2.38%	143,658,670	143,673,036

3

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Discovery Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33%	63,332,841	$63,332,841
Total Short-Term Investments (Cost $207,002,889)				207,005,877

Total investments in securities (Cost $2,166,452,657)	106.66%			2,327,647,429
Other assets and liabilities, net	(6.66)			(145,300,223)

Total net assets	100.00%			$2,182,347,206

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	224,067,768	297,831,608	378,240,706	143,658,670	$143,673,036
Wells Fargo Government Money Market Fund Select Class	32,383,204	197,350,425	166,400,788	63,332,841	63,332,841

					$207,005,877	9.49%

Wells Fargo Discovery Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$108,063,871	$0	$0	$108,063,871
Consumer discretionary	343,145,422	0	0	343,145,422
Consumer staples	48,021,652	0	0	48,021,652
Energy	19,558,644	0	0	19,558,644
Financials	52,892,173	0	0	52,892,173
Health care	488,501,071	0	0	488,501,071
Industrials	368,490,610	0	0	368,490,610
Information technology	629,895,055	0	0	629,895,055
Materials	62,073,054	0	0	62,073,054
Short-term investments
Investment companies	63,332,841	143,673,036	0	207,005,877

Total assets	$2,183,974,393	$143,673,036	$0	$2,327,647,429

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Enterprise Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.98%
Communication Services : 6.04%
Entertainment : 4.52%
Nintendo Company Limited ADR «	233,200	$7,718,920
Take-Two Interactive Software Incorporated †	98,500	10,139,590
World Wrestling Entertainment Incorporated Class A	126,400	9,444,607
		27,303,117

Interactive Media & Services : 1.52%
Match Group Incorporated «	215,600	9,221,212

Consumer Discretionary : 17.44%
Auto Components : 1.55%
Aptiv plc	151,985	9,357,716

Automobiles : 1.14%
Ferrari NV «	69,600	6,921,024

Diversified Consumer Services : 3.29%
Adtalem Global Education Incorporated †	179,600	8,498,672
Bright Horizons Family Solutions Incorporated †	102,200	11,390,190
		19,888,862

Hotels, Restaurants & Leisure : 7.31%
Chipotle Mexican Grill Incorporated †	25,300	10,924,287
Eldorado Resorts Incorporated †	236,600	8,567,286
Hilton Grand Vacations Incorporated †	271,900	7,175,441
Six Flags Entertainment Corporation	118,100	6,569,903
Vail Resorts Incorporated	51,917	10,945,142
		44,182,059

Internet & Direct Marketing Retail : 2.04%
MercadoLibre Incorporated	28,600	8,375,510
Wayfair Incorporated Class A †	43,769	3,942,712
		12,318,222

Specialty Retail : 2.11%
Burlington Stores Incorporated †	78,500	12,769,595

Consumer Staples : 2.44%
Beverages : 1.13%
Constellation Brands Incorporated Class A	42,400	6,818,768

Food Products : 1.31%
Lamb Weston Holdings Incorporated	108,000	7,944,480

Energy : 0.99%
Oil, Gas & Consumable Fuels : 0.99%
Diamondback Energy Incorporated	64,800	6,006,960

Financials : 3.45%
Capital Markets : 3.45%
Intercontinental Exchange Incorporated	159,725	12,032,084

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Enterprise Fund

Security name	Shares	Value
Capital Markets (continued)
Raymond James Financial Incorporated	118,900	$8,847,349
		20,879,433

Health Care : 16.98%
Biotechnology : 1.89%
Exact Sciences Corporation †	120,500	7,603,550
Sarepta Therapeutics Incorporated †	34,800	3,797,724
		11,401,274

Health Care Equipment & Supplies : 7.63%
Align Technology Incorporated †	40,700	8,523,801
Avanos Medical Incorporated †	157,800	7,067,862
DexCom Incorporated †	63,600	7,619,280
Edwards Lifesciences Corporation †	105,400	16,144,118
Insulet Corporation «†	85,500	6,781,860
		46,136,921

Health Care Providers & Services : 2.03%
WellCare Health Plans Incorporated †	52,100	12,300,289

Health Care Technology : 1.80%
Veeva Systems Incorporated Class A †	121,600	10,861,312

Life Sciences Tools & Services : 2.22%
Bio-Rad Laboratories Incorporated Class A †	30,700	7,129,154
Illumina Incorporated †	20,900	6,268,537
		13,397,691

Pharmaceuticals : 1.41%
Elanco Animal Health Incorporated «†	153,987	4,855,210
GW Pharmaceuticals plc ADR «†	37,900	3,691,081
		8,546,291

Industrials : 14.83%
Aerospace & Defense : 2.87%
Curtiss-Wright Corporation	74,516	7,609,574
Teledyne Technologies Incorporated †	47,200	9,773,704
		17,383,278

Building Products : 1.13%
A.O. Smith Corporation	159,700	6,819,190

Commercial Services & Supplies : 6.39%
Cintas Corporation	82,200	13,808,778
The Brink’s Company	103,400	6,684,810
Waste Connections Incorporated	244,239	18,134,746
		38,628,334

Electrical Equipment : 2.03%
Rockwell Automation Incorporated	81,500	12,264,120

Trading Companies & Distributors : 2.41%
SiteOne Landscape Supply Incorporated †	134,800	7,450,396

2

Wells Fargo Enterprise Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Trading Companies & Distributors (continued)
Univar Incorporated †	401,446	$7,121,652
		14,572,048

Information Technology : 30.53%
Communications Equipment : 1.68%
Motorola Solutions Incorporated	88,400	10,169,536

Electronic Equipment, Instruments & Components : 2.90%
Littelfuse Incorporated	34,300	5,881,764
Zebra Technologies Corporation Class A †	73,204	11,656,273
		17,538,037

IT Services : 16.70%
Black Knight Incorporated †	251,800	11,346,108
EPAM Systems Incorporated †	96,254	11,166,427
First Data Corporation Class A †	816,700	13,810,397
FleetCor Technologies Incorporated †	48,200	8,951,704
Gartner Incorporated †	96,500	12,336,560
PagSeguro Digital Limited Class A «†	285,800	5,353,034
Shopify Incorporated Class A «†	74,900	10,369,905
Total System Services Incorporated	119,200	9,689,768
Twilio Incorporated Class A «†	77,900	6,956,470
WEX Incorporated †	78,500	10,994,710
		100,975,083

Semiconductors & Semiconductor Equipment : 3.55%
Infineon Technologies AG ADR	324,300	6,481,136
Marvell Technology Group Limited	419,100	6,785,229
Universal Display Corporation «	87,300	8,168,661
		21,435,026

Software : 5.70%
Autodesk Incorporated †	95,500	12,282,255
ServiceNow Incorporated †	80,150	14,270,708
The Ultimate Software Group Incorporated †	32,300	7,909,301
		34,462,264

Materials : 5.99%
Chemicals : 4.49%
Air Products & Chemicals Incorporated	54,500	8,722,725
Ingevity Corporation †	94,900	7,942,181
The Sherwin-Williams Company	26,600	10,466,036
		27,130,942

Construction Materials : 1.50%
Vulcan Materials Company	91,600	9,050,080

Real Estate : 1.29%
Equity REITs : 1.29%
SBA Communications Corporation †	48,200	7,803,098

Total Common Stocks (Cost $538,032,743)		604,486,262

3

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Enterprise Fund

Security name		Yield	Shares	Value
Short-Term Investments : 7.46%
Investment Companies : 7.46%
Securities Lending Cash Investments LLC (l)(r)(u)		2.38%	44,520,550	$44,525,002
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33	571,778	571,778
Total Short-Term Investments (Cost $45,096,780)				45,096,780

Total investments in securities (Cost $583,129,523)	107.44%			649,583,042
Other assets and liabilities, net	(7.44)			(44,981,626)

Total net assets	100.00%			$604,601,416

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	33,993,921	140,233,088	129,706,459	44,520,550	$44,525,002
Wells Fargo Government Money Market Fund Select Class	4,785,042	44,119,499	48,332,763	571,778	571,778

					$45,096,780	7.46%

Wells Fargo Enterprise Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Communication services	$36,524,329	$0	$0	$36,524,329
Consumer discretionary	105,437,478	0	0	105,437,478
Consumer staples	14,763,248	0	0	14,763,248
Energy	6,006,960	0	0	6,006,960
Financials	20,879,433	0	0	20,879,433
Health care	102,643,778	0	0	102,643,778
Industrials	89,666,970	0	0	89,666,970
Information technology	184,579,946	0	0	184,579,946
Materials	36,181,022	0	0	36,181,022
Real estate	7,803,098	0	0	7,803,098
Short-term investments
Investment companies	571,778	44,525,002	0	45,096,780

Total assets	$605,058,040	$44,525,002	$0	$649,583,042

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.81%
Consumer Discretionary : 5.23%
Auto Components : 0.91%
Aptiv plc	1,056,000	$65,017,920

Hotels, Restaurants & Leisure : 1.29%
The Wendy’s Company	5,934,500	92,637,545

Household Durables : 1.38%
Mohawk Industries Incorporated †	844,600	98,784,416

Multiline Retail : 1.65%
Kohl’s Corporation	1,776,600	117,859,644

Consumer Staples : 4.06%
Beverages : 2.59%
Molson Coors Brewing Company Class B	3,294,076	184,995,308

Household Products : 1.47%
Church & Dwight Company Incorporated	780,500	51,325,680
Spectrum Brands Holdings Incorporated	1,273,600	53,809,600
		105,135,280

Energy : 6.36%
Energy Equipment & Services : 2.12%
Baker Hughes Incorporated	1,730,900	37,214,350
National Oilwell Varco Incorporated	2,124,400	54,597,080
Patterson-UTI Energy Incorporated	5,753,700	59,550,795
		151,362,225

Oil, Gas & Consumable Fuels : 4.24%
Anadarko Petroleum Corporation	2,325,500	101,949,920
Cimarex Energy Company	1,685,700	103,923,405
Hess Corporation	1,734,400	70,243,200
WPX Energy Incorporated †	2,415,600	27,417,060
		303,533,585

Financials : 18.42%
Banks : 4.17%
Fifth Third Bancorp	3,329,700	78,347,841
PacWest Bancorp	2,815,107	93,686,761
Regions Financial Corporation	5,153,900	68,959,182
Zions Bancorporation	1,415,600	57,671,544
		298,665,328

Capital Markets : 1.56%
Northern Trust Corporation	1,332,000	111,341,880

Insurance : 12.69%
Arch Capital Group Limited †	5,294,108	141,458,566
Brown & Brown Incorporated	7,739,000	213,286,840
Fidelity National Financial Incorporated	3,785,714	119,022,848
Loews Corporation	3,551,500	161,664,280
The Allstate Corporation	1,667,500	137,785,525
Willis Towers Watson plc	884,000	134,244,240
		907,462,299

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Special Mid Cap Value Fund

Security name	Shares	Value
Health Care : 10.62%
Health Care Equipment & Supplies : 5.56%
Hologic Incorporated †	1,353,100	$55,612,410
Steris plc	897,100	95,855,135
Varian Medical Systems Incorporated †	1,196,900	135,620,739
Zimmer Biomet Holdings Incorporated	1,070,300	111,011,516
		398,099,800

Health Care Providers & Services : 3.35%
AmerisourceBergen Corporation	661,700	49,230,480
Humana Incorporated	421,000	120,608,080
Universal Health Services Incorporated Class B	597,800	69,679,568
		239,518,128

Life Sciences Tools & Services : 1.71%
Charles River Laboratories International Incorporated †	1,078,900	122,109,902

Industrials : 18.34%
Aerospace & Defense : 1.86%
Harris Corporation	989,200	133,195,780

Building Products : 1.85%
A.O. Smith Corporation	502,900	21,473,830
Owens Corning Incorporated	2,523,430	110,980,451
		132,454,281

Commercial Services & Supplies : 3.55%
Republic Services Incorporated	2,593,075	186,934,777
Stericycle Incorporated †	1,831,300	67,190,397
		254,125,174

Construction & Engineering : 2.56%
Jacobs Engineering Group Incorporated	3,126,843	182,795,242

Electrical Equipment : 0.86%
Acuity Brands Incorporated	537,500	61,785,625

Industrial Conglomerates : 1.54%
Carlisle Companies Incorporated	1,095,600	110,129,712

Machinery : 3.42%
Cummins Incorporated	625,800	83,631,912
Deere & Company	480,500	71,676,185
Stanley Black & Decker Incorporated	744,800	89,182,352
		244,490,449

Road & Rail : 2.70%
Kansas City Southern	2,006,600	191,529,970
Ryder System Incorporated	33,900	1,632,285
		193,162,255

Information Technology : 10.35%
IT Services : 7.05%
Amdocs Limited	2,391,400	140,088,212
Euronet Worldwide Incorporated †	1,262,800	129,285,464
Fidelity National Information Services Incorporated	1,833,600	188,035,680

2

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name		Shares	Value
IT Services (continued)
Leidos Holdings Incorporated		884,200	$46,615,024
			504,024,380

Semiconductors & Semiconductor Equipment : 1.09%
Analog Devices Incorporated		521,000	44,717,430
MKS Instruments Incorporated		513,200	33,157,852
			77,875,282

Software : 0.72%
Check Point Software Technologies Limited †		505,100	51,848,515

Technology Hardware, Storage & Peripherals : 1.49%
NCR Corporation †		4,616,820	106,556,206

Materials : 9.16%
Chemicals : 2.20%
PPG Industries Incorporated		1,540,300	157,464,869

Construction Materials : 1.01%
Eagle Materials Incorporated		1,183,500	72,229,005

Containers & Packaging : 5.95%
International Paper Company		2,639,300	106,522,148
Packaging Corporation of America		1,522,913	127,102,319
Sealed Air Corporation		5,502,700	191,714,068
			425,338,535

Real Estate : 6.85%
Equity REITs : 4.76%
American Campus Communities Incorporated		3,002,985	124,293,549
Invitation Homes Incorporated		5,849,528	117,458,522
Mid-America Apartment Communities Incorporated		1,029,900	98,561,430
			340,313,501

Real Estate Management & Development : 2.09%
CBRE Group Incorporated Class A †		3,729,100	149,313,164

Utilities : 9.42%
Electric Utilities : 3.76%
American Electric Power Company Incorporated		2,675,360	199,956,406
FirstEnergy Corporation		1,851,400	69,520,070
			269,476,476

Multi-Utilities : 2.99%
Ameren Corporation		3,277,750	213,807,633

Water Utilities : 2.67%
American Water Works Company Incorporated		2,102,900	190,880,233

Total Common Stocks (Cost $7,056,000,117)			7,067,789,577

Yield
Short-Term Investments : 1.49%
Investment Companies : 1.49%
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33%	106,359,141	106,359,141

3

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Special Mid Cap Value Fund

		Value
Total Short-Term Investments (Cost $106,359,141)		$106,359,141

Total investments in securities (Cost $7,162,359,258)	100.30%	7,174,148,718
Other assets and liabilities, net	(0.30)	(21,119,251)

Total net assets	100.00%	$7,153,029,467

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	0	49,469,603	49,469,603	0	$0
Wells Fargo Government Money Market Fund Select Class	183,466,427	307,798,716	384,906,002	106,359,141	106,359,141

					$106,359,141	1.49%

*	No longer held at the end of the period.

Wells Fargo Special Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$374,299,525	$0	$0	$374,299,525
Consumer staples	290,130,588	0	0	290,130,588
Energy	454,895,810	0	0	454,895,810
Financials	1,317,469,507	0	0	1,317,469,507
Health care	759,727,830	0	0	759,727,830
Industrials	1,312,138,518	0	0	1,312,138,518
Information technology	740,304,383	0	0	740,304,383
Materials	655,032,409	0	0	655,032,409
Real estate	489,626,665	0	0	489,626,665
Utilities	674,164,342	0	0	674,164,342
Short-term investments
Investment companies	106,359,141	0	0	106,359,141

Total assets	$7,174,148,718	$0	$0	$7,174,148,718

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Opportunity Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.92%
Communication Services : 7.49%
Interactive Media & Services : 5.70%
Alphabet Incorporated Class C †	57,085	$59,117,797
Facebook Incorporated Class A †	207,825	27,243,779
		86,361,576

Media : 1.79%
Comcast Corporation Class A	797,830	27,166,112

Consumer Discretionary : 9.22%
Automobiles : 2.22%
General Motors Company	1,008,242	33,725,695

Hotels, Restaurants & Leisure : 2.34%
Starbucks Corporation	551,474	35,514,926

Internet & Direct Marketing Retail : 2.04%
Amazon.com Incorporated †	20,565	30,888,013

Multiline Retail : 1.91%
Dollar General Corporation	267,671	28,929,882

Specialty Retail : 0.71%
L Brands Incorporated	416,718	10,697,151

Consumer Staples : 3.01%
Beverages : 1.30%
Molson Coors Brewing Company Class B	350,480	19,682,957

Household Products : 1.71%
Church & Dwight Company Incorporated	395,389	26,000,781

Energy : 6.94%
Oil, Gas & Consumable Fuels : 6.94%
Anadarko Petroleum Corporation	401,072	17,582,996
Cimarex Energy Company	161,749	9,971,826
Concho Resources Incorporated †	246,915	25,380,393
EOG Resources Incorporated	409,375	35,701,594
Noble Energy Incorporated	883,086	16,566,693
		105,203,502

Financials : 16.97%
Banks : 5.74%
Pinnacle Financial Partners Incorporated	472,443	21,779,622
PNC Financial Services Group Incorporated	306,368	35,817,483
Webster Financial Corporation	597,184	29,435,199
		87,032,304

Capital Markets : 6.02%
E*TRADE Financial Corporation	899,840	39,484,979
Intercontinental Exchange Incorporated	362,682	27,320,835
S&P Global Incorporated	143,314	24,354,781
		91,160,595

Insurance : 5.21%
Chubb Limited	231,528	29,908,787

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Opportunity Fund

Security name	Shares	Value
Insurance (continued)
Marsh & McLennan Companies Incorporated	286,989	$22,887,373
Willis Towers Watson plc	171,834	26,094,711
		78,890,871

Health Care : 17.71%
Biotechnology : 1.79%
Alexion Pharmaceuticals Incorporated †	103,031	10,031,098
Celgene Corporation †	266,620	17,087,676
		27,118,774

Health Care Equipment & Supplies : 5.86%
LivaNova plc †	488,871	44,717,030
Medtronic plc	294,430	26,781,353
Zimmer Biomet Holdings Incorporated	167,386	17,361,276
		88,859,659

Health Care Providers & Services : 1.50%
Cigna Corporation	119,774	22,747,478

Life Sciences Tools & Services : 4.83%
Agilent Technologies Incorporated	325,904	21,985,484
Bio-Rad Laboratories Incorporated Class A †	113,863	26,441,266
Thermo Fisher Scientific Incorporated	110,517	24,732,599
		73,159,349

Pharmaceuticals : 3.73%
Mylan NV †	597,431	16,369,609
Novartis AG ADR	466,884	40,063,316
		56,432,925

Industrials : 11.12%
Aerospace & Defense : 3.81%
Airbus SE	340,883	32,791,970
Safran SA	206,798	24,973,343
		57,765,313

Airlines : 1.96%
Alaska Air Group Incorporated	233,769	14,224,844
Delta Air Lines Incorporated	310,081	15,473,042
		29,697,886

Building Products : 1.25%
Fortune Brands Home & Security Incorporated	500,111	18,999,217

Commercial Services & Supplies : 1.44%
Republic Services Incorporated	303,653	21,890,345

Machinery : 2.66%
Gardner Denver Holdings Incorporated †	1,068,048	21,841,582
ITT Incorporated	381,024	18,392,028
		40,233,610

Information Technology : 19.37%
Electronic Equipment, Instruments & Components : 1.65%
Amphenol Corporation Class A	308,305	24,978,871

2

Wells Fargo Opportunity Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name		Shares	Value
IT Services : 4.41%
Fidelity National Information Services Incorporated		263,833	$27,056,074
MasterCard Incorporated Class A		210,359	39,684,225
			66,740,299

Semiconductors & Semiconductor Equipment : 3.49%
Marvell Technology Group Limited		1,196,746	19,375,318
Texas Instruments Incorporated		355,278	33,573,771
			52,949,089

Software : 7.93%
Oracle Corporation		721,594	32,579,969
Red Hat Incorporated †		134,507	23,624,809
Salesforce.com Incorporated †		353,258	48,385,748
The Ultimate Software Group Incorporated †		63,619	15,578,385
			120,168,911

Technology Hardware, Storage & Peripherals : 1.89%
Apple Incorporated		181,528	28,634,227

Materials : 3.99%
Chemicals : 1.91%
The Sherwin-Williams Company		73,667	28,985,018

Metals & Mining : 2.08%
Royal Gold Incorporated		192,835	16,516,318
Steel Dynamics Incorporated		497,074	14,932,103
			31,448,421

Real Estate : 3.10%
Equity REITs : 3.10%
American Tower Corporation		150,526	23,811,708
Equinix Incorporated		65,672	23,153,320
			46,965,028

Total Common Stocks (Cost $1,219,804,854)			1,499,028,785

Yield
Short-Term Investments : 1.26%
Investment Companies : 1.26%
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.33%	19,093,568	19,093,568

Total Short-Term Investments (Cost $19,093,568)			19,093,568

Total investments in securities (Cost $1,238,898,422)	100.18%	1,518,122,353
Other assets and liabilities, net	(0.18)	(2,799,096)

Total net assets	100.00%	$1,515,323,257

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR   American depositary receipt

REIT   Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	0	9,971,753	9,971,753	0	$0
Wells Fargo Government Money Market Fund Select Class	15,041,392	119,713,062	115,660,886	19,093,568	19,093,568

					$19,093,568	1.26%

*	No longer held at the end of the period.

Wells Fargo Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$113,527,688	$0	$0	$113,527,688
Consumer discretionary	139,755,667	0	0	139,755,667
Consumer staples	45,683,738	0	0	45,683,738
Energy	105,203,502	0	0	105,203,502
Financials	257,083,770	0	0	257,083,770
Health care	268,318,185	0	0	268,318,185
Industrials	168,586,371	0	0	168,586,371
Information technology	293,471,397	0	0	293,471,397
Materials	60,433,439	0	0	60,433,439
Real estate	46,965,028	0	0	46,965,028
Investment companies	19,093,568	0	0	19,093,568

Total assets	$1,518,122,353	$0	$0	$1,518,122,353

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.74%
Communication Services : 0.93%
Entertainment : 0.93%
Lions Gate Entertainment Class B	38,403	$571,437

Consumer Discretionary : 9.11%
Auto Components : 3.53%
American Axle & Manufacturing Holdings Incorporated †	63,394	703,673
Dana Incorporated	65,168	888,240
Gentherm Incorporated †	14,386	575,152
		2,167,065

Diversified Consumer Services : 1.51%
Houghton Mifflin Harcourt Company †	105,225	932,294

Hotels, Restaurants & Leisure : 1.04%
Playa Hotels & Resorts NV †	46,611	335,133
Red Robin Gourmet Burgers Incorporated †	11,314	302,310
		637,443

Internet & Direct Marketing Retail : 1.09%
Groupon Incorporated †	209,071	669,027

Specialty Retail : 0.58%
National Vision Holdings Incorporated †	12,669	356,886

Textiles, Apparel & Luxury Goods : 1.36%
Carter’s Incorporated	10,234	835,299

Consumer Staples : 1.12%
Food Products : 1.12%
TreeHouse Foods Incorporated †	13,609	690,112

Energy : 5.18%
Oil, Gas & Consumable Fuels : 5.18%
Cimarex Energy Company	13,331	821,856
Concho Resources Incorporated †	3,783	388,855
Matador Resources Company †	47,441	736,759
WPX Energy Incorporated †	108,592	1,232,519
		3,179,989

Financials : 25.47%
Banks : 16.75%
Ameris Bancorp	30,146	954,724
LegacyTexas Financial Group	31,925	1,024,473
PacWest Bancorp	25,473	847,741
Pinnacle Financial Partners Incorporated	19,966	920,433
Renasant Corporation	27,692	835,745
Sterling Bancorp	77,267	1,275,678
United Community Bank	43,264	928,445
Webster Financial Corporation	30,944	1,525,230
Wintrust Financial Corporation	12,960	861,710
Zions Bancorporation	27,383	1,115,583
		10,289,762

Capital Markets : 1.35%
Stifel Financial Corporation	20,075	831,507

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

Security name	Shares	Value
Insurance : 5.61%
CNO Financial Group Incorporated	71,402	$1,062,462
First American Financial Corporation	20,853	930,878
National General Holdings Corporation	59,944	1,451,244
		3,444,584

Thrifts & Mortgage Finance : 1.76%
Essent Group Limited †	31,596	1,079,951

Health Care : 11.58%
Health Care Equipment & Supplies : 7.74%
AngioDynamics Incorporated †	75,173	1,513,232
Haemonetics Corporation †	7,496	749,975
Integer Holdings Corporation †	14,612	1,114,311
Steris plc	12,850	1,373,023
		4,750,541

Life Sciences Tools & Services : 3.84%
Bio-Rad Laboratories Incorporated Class A †	5,313	1,233,785
Bruker Corporation	37,850	1,126,795
		2,360,580

Industrials : 18.50%
Airlines : 1.42%
Spirit Airlines Incorporated †	15,087	873,839

Building Products : 1.44%
Masonite International Corporation †	19,700	883,151

Commercial Services & Supplies : 4.80%
Advanced Disposal Services Incorporated †	19,980	478,321
Interface Incorporated	62,120	885,210
KAR Auction Services Incorporated	16,333	779,411
Steelcase Incorporated Class A	54,210	803,934
		2,946,876

Machinery : 5.88%
Altra Holdings Incorporated	30,385	764,183
ITT Incorporated	18,900	912,303
Rexnord Corporation †	40,907	938,816
SPX Corporation †	35,569	996,288
		3,611,590

Road & Rail : 2.05%
Avis Budget Group Incorporated †	16,998	382,115
Genesee & Wyoming Incorporated Class A †	11,877	879,136
		1,261,251

Trading Companies & Distributors : 2.91%
Air Lease Corporation	26,528	801,411
Herc Holdings Incorporated †	6,927	180,033
MRC Global Incorporated †	65,953	806,605
		1,788,049

Information Technology : 11.85%
Communications Equipment : 0.91%
Infinera Corporation †	140,083	558,931

2

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name			Shares	Value
Electronic Equipment, Instruments & Components : 6.05%
Anixter International Incorporated †			17,263	$937,554
Avnet Incorporated			26,248	947,553
Synnex Corporation			9,789	791,343
Zebra Technologies Corporation Class A †			6,524	1,038,817
				3,715,267

IT Services : 1.94%
Conduent Incorporated †			61,346	652,108
WEX Incorporated †			3,834	536,990
				1,189,098

Semiconductors & Semiconductor Equipment : 1.45%
Brooks Automation Incorporated			34,038	891,115

Software : 1.50%
Mimecast Limited †			27,501	924,859

Materials : 4.06%
Chemicals : 1.23%
Valvoline Incorporated			39,113	756,837

Metals & Mining : 2.83%
Reliance Steel & Aluminum Company			9,410	669,710
Royal Gold Incorporated			12,460	1,067,199
				1,736,909

Real Estate : 10.94%
Equity REITs : 10.94%
Cousins Properties Incorporated			124,035	979,877
Four Corners Property Trust Incorporated			47,010	1,231,662
Hudson Pacific Properties Incorporated			29,963	870,725
Outfront Media Incorporated			36,170	655,400
Physicians Realty Trust			76,640	1,228,535
Retail Opportunity Investment Corporation			67,205	1,067,215
Taubman Centers Incorporated			15,039	684,124
				6,717,538

Total Common Stocks (Cost $62,134,608)				60,651,787

		Yield
Short-Term Investments : 1.41%
Investment Companies : 1.41%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33%	865,413	865,413

Total Short-Term Investments (Cost $865,413)				865,413

Total investments in securities (Cost $63,000,021)	100.15%			61,517,200
Other assets and liabilities, net	(0.15)			(92,263)

Total net assets	100.00%			$61,424,937

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	4,579,892	14,874,074	19,453,966	0	$0
Wells Fargo Government Money Market Fund Select Class	893,311	12,909,496	12,937,394	865,413	865,413

					$865,413	1.41%

*	No longer held at the end of the period.

Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer services	$571,437	$0	$0	$571,437
Consumer discretionary	5,598,014	0	0	5,598,014
Consumer staples	690,112	0	0	690,112
Energy	3,179,989	0	0	3,179,989
Financials	15,645,804	0	0	15,645,804
Health care	7,111,121	0	0	7,111,121
Industrials	11,364,756	0	0	11,364,756
Information technology	7,279,270	0	0	7,279,270
Materials	2,493,746	0	0	2,493,746
Real estate	6,717,538	0	0	6,717,538
Short-term investments
Investment companies	865,413	0	0	865,413

Total assets	$61,517,200	$0	$0	$61,517,200

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 7.01%
AmeriCredit Automobile Receivables Trust Series 2015-4 Class D	3.72%	12-8-2021	$300,000	$301,436
AmeriCredit Automobile Receivables Trust Series 2018-3 Class D	4.04	11-18-2024	1,500,000	1,517,916
Ascentium Equipment Receivables LLC Series 2016-1A Class B 144A	2.85	7-10-2020	400,000	399,892
Avis Budget Rental Car Funding LLC Series 2016-1A Class A 144A	2.99	6-20-2022	230,000	228,577
Avis Budget Rental Car Funding LLC Series 2017-1A Class C 144A	4.15	9-20-2023	650,000	645,891
Bank of the West Auto Trust Series 2018-1 Class C 144A	3.98	5-15-2024	1,500,000	1,522,779
Chesapeake Funding II LLC Series 2017-4A Class D 144A	3.26	11-15-2029	400,000	396,178
Coinstar Funding LLC Series 2017-1A Class A2 144A	5.22	4-25-2047	1,590,775	1,607,764
Dell Equipment Finance Trust Series 2017-2 Class D 144A	3.27	10-23-2023	400,000	397,267
DRB Prime Student Loan Trust Series 2017-C Class C 144A	3.29	11-25-2042	529,484	518,559
SMB Private Education Loan Trust Series 2015-C Class C 144A	4.50	9-17-2046	290,000	300,638
SoFi Consumer Loan Program Trust Series 2016-3A 144A	3.05	12-26-2025	184,511	184,114
SoFi Consumer Loan Program Trust Series 2018-1 Class C 144A	3.97	2-25-2027	700,000	692,993
SoFi Professional Loan Program LLC Series 2017-E Class B 144A	3.49	11-26-2040	300,000	299,173
Store Master Funding LLC Series 2014-1A Class A2 144A	5.00	4-20-2044	97,708	99,439
Tesla Auto Lease Trust Series 2018-A Class E 144A	4.94	3-22-2021	350,000	350,045
Tesla Auto Lease Trust Series 2018-B Class D 144A	5.29	11-22-2021	1,200,000	1,205,850
Total Asset-Backed Securities (Cost $10,629,348)				10,668,511

Corporate Bonds and Notes : 22.29%
Communication Services : 3.73%
Diversified Telecommunication Services : 1.20%
AT&T Incorporated	5.25	3-1-2037	1,635,000	1,607,269
Verizon Communications Incorporated	5.50	3-16-2047	205,000	218,284
				1,825,553

Entertainment : 0.21%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	150,000	142,500
National CineMedia LLC	6.00	4-15-2022	175,000	175,219
				317,719

Media : 2.01%
CCO Holdings LLC	5.25	9-30-2022	50,000	49,563
CCO Holdings LLC 144A	5.38	5-1-2025	150,000	143,813
Charter Communications Operating LLC	4.91	7-23-2025	700,000	695,735
Cinemark USA Incorporated	4.88	6-1-2023	150,000	144,000
Cox Communications Incorporated 144A	3.50	8-15-2027	200,000	184,497
CSC Holdings LLC 144A	5.50	5-15-2026	200,000	188,500
Discovery Communications LLC	3.80	3-13-2024	100,000	97,546
Dish Direct Broadcast Satellite Corporation	7.75	7-1-2026	25,000	20,688
Gray Television Incorporated 144A	5.13	10-15-2024	50,000	46,100
Gray Television Incorporated 144A	5.88	7-15-2026	150,000	139,845
Interpublic Group of Companies Incorporated	4.65	10-1-2028	750,000	740,664
Nielsen Finance LLC 144A	5.00	4-15-2022	75,000	71,625
Outfront Media Capital Corporation	5.88	3-15-2025	100,000	98,250
Salem Media Group Incorporated 144A	6.75	6-1-2024	50,000	44,375
The E.W. Scripps Company 144A	5.13	5-15-2025	150,000	137,625
Time Warner Cable Incorporated	3.80	2-15-2027	265,000	248,784
				3,051,610

Wireless Telecommunication Services : 0.31%
CC Holdings GS V LLC	3.85	4-15-2023	100,000	99,023
Sprint Communications Incorporated 144A	7.00	3-1-2020	150,000	153,750
T-Mobile USA Incorporated	6.38	3-1-2025	220,000	222,741
				475,514

Consumer Discretionary : 1.88%
Auto Components : 0.38%
Adient Global Holdings 144A	3.50	8-15-2024	515,000	473,511

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Auto Components (continued)
Allison Transmission Incorporated 144A	5.00%	10-1-2024	$50,000	$48,000
Cooper Tire & Rubber Company	8.00	12-15-2019	50,000	51,563
				573,074

Automobiles : 0.05%
Ford Motor Company	7.45	7-16-2031	80,000	82,534

Distributors : 0.16%
LKQ Corporation	4.75	5-15-2023	250,000	237,500

Diversified Consumer Services : 0.17%
Carriage Services Incorporated 144A	6.63	6-1-2026	25,000	24,500
Service Corporation International	4.63	12-15-2027	150,000	141,000
Service Corporation International	5.38	5-15-2024	100,000	99,000
				264,500

Hotels, Restaurants & Leisure : 0.46%
Hilton Domestic Operating Company Incorporated 144A	5.13	5-1-2026	225,000	216,000
KFC Holding Company 144A	5.00	6-1-2024	250,000	241,250
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	250,000	240,000
				697,250

Multiline Retail : 0.06%
Nordstrom Incorporated	5.00	1-15-2044	100,000	86,299

Specialty Retail : 0.57%
Asbury Automotive Group Incorporated	6.00	12-15-2024	175,000	167,563
Group 1 Automotive Incorporated	5.00	6-1-2022	50,000	47,277
Levi Strauss & Company	5.00	5-1-2025	150,000	146,625
Lithia Motors Incorporated 144A	5.25	8-1-2025	175,000	161,000
Penske Auto Group Incorporated	5.38	12-1-2024	150,000	140,438
Penske Auto Group Incorporated	5.75	10-1-2022	50,000	49,875
Sonic Automotive Incorporated	5.00	5-15-2023	175,000	158,813
				871,591

Textiles, Apparel & Luxury Goods : 0.03%
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	50,000	46,250

Consumer Staples : 0.29%
Food & Staples Retailing : 0.13%
Aramark Services Incorporated 144A	5.00	4-1-2025	200,000	195,500

Food Products : 0.16%
Darling Ingredients Incorporated	5.38	1-15-2022	250,000	248,125

Energy : 2.59%
Energy Equipment & Services : 0.48%
Bristow Group Incorporated 144A	8.75	3-1-2023	125,000	89,375
Era Group Incorporated	7.75	12-15-2022	40,000	38,400
Hilcorp Energy Company 144A	5.75	10-1-2025	175,000	155,750
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	25,000	18,322
NGPL PipeCo LLC 144A	4.88	8-15-2027	200,000	188,500
NGPL PipeCo LLC 144A	7.77	12-15-2037	100,000	114,000
Oceaneering International Incorporated	6.00	2-1-2028	150,000	121,013
				725,360

Oil, Gas & Consumable Fuels : 2.11%
Baker Hughes LLC	2.77	12-15-2022	520,000	498,859
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	25,000	23,601
Cheniere Energy Partners LP	5.25	10-1-2025	100,000	93,250

2

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP 144A	5.63%	10-1-2026	$100,000	$93,500
Denbury Resources Incorporated 144A	9.00	5-15-2021	75,000	70,125
Denbury Resources Incorporated 144A	9.25	3-31-2022	100,000	92,250
EnLink Midstream Partners LP	4.40	4-1-2024	50,000	47,116
EnLink Midstream Partners LP	4.85	7-15-2026	225,000	202,995
Exterran Partners LP	6.00	4-1-2021	150,000	144,000
Murphy Oil Corporation	5.75	8-15-2025	155,000	144,844
Nabors Industries Incorporated	5.75	2-1-2025	150,000	113,603
Phillips 66	4.88	11-15-2044	250,000	243,420
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	75,000	78,375
Rose Rock Midstream LP	5.63	11-15-2023	100,000	91,000
SemGroup Corporation	7.25	3-15-2026	125,000	116,875
Southern Star Central Corporation 144A	5.13	7-15-2022	200,000	192,000
Sunoco Logistics Partner LP	5.40	10-1-2047	750,000	672,709
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	275,000	270,188
Ultra Resources Incorporated 144A	7.13	4-15-2025	75,000	23,250
				3,211,960

Financials : 4.39%
Banks : 0.39%
Bank of America Corporation (3 Month LIBOR +4.55%) ±	6.30	12-29-2049	265,000	269,147
JPMorgan Chase & Company (3 Month LIBOR +3.30%) ±	6.00	12-31-2049	100,000	97,750
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	250,000	230,000
				596,897

Capital Markets : 0.61%
Blackstone Holdings Finance Company LLC 144A	3.15	10-2-2027	100,000	94,238
Goldman Sachs Group Incorporated	4.25	10-21-2025	765,000	732,915
MSCI Incorporated 144A	4.75	8-1-2026	100,000	94,750
				921,903

Consumer Finance : 1.59%
FirstCash Incorporated 144A	5.38	6-1-2024	175,000	168,438
Ford Motor Credit Company LLC	3.20	1-15-2021	1,500,000	1,453,406
Springleaf Finance Corporation	7.13	3-15-2026	25,000	22,313
Springleaf Finance Corporation	7.75	10-1-2021	150,000	150,563
Synchrony Financial	3.95	12-1-2027	750,000	632,066
				2,426,786

Diversified Financial Services : 0.30%
Brookfield Finance LLC	4.00	4-1-2024	200,000	197,707
LPL Holdings Incorporated 144A	5.75	9-15-2025	250,000	234,375
Vantiv LLC 144A	4.38	11-15-2025	25,000	22,872
				454,954

Insurance : 1.50%
American Equity Investment Life Insurance Company	5.00	6-15-2027	100,000	97,283
Brighthouse Financial Incorporated	4.70	6-22-2047	700,000	521,808
Guardian Life Insurance Company 144A	4.85	1-24-2077	200,000	197,152
HUB International Limited 144A	7.00	5-1-2026	100,000	90,750
Lincoln National Corporation	7.00	6-15-2040	855,000	1,076,252
MetLife Incorporated	6.40	12-15-2066	200,000	203,172
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	100,000	91,896
				2,278,313

3

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 2.74%
Biotechnology : 0.51%
Celgene Corporation	3.45%	11-15-2027	$850,000	$773,948

Health Care Equipment & Supplies : 0.14%
Hologic Incorporated 144A	4.38	10-15-2025	225,000	209,250

Health Care Providers & Services : 2.09%
CVS Health Corporation	5.05	3-25-2048	1,300,000	1,266,073
Halfmoon Parent Incorporated 144A	4.38	10-15-2028	750,000	754,643
Highmark Incorporated 144A	6.13	5-15-2041	850,000	921,810
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	25,000	23,313
MPT Operating Partnership LP	5.25	8-1-2026	200,000	188,500
Select Medical Corporation	6.38	6-1-2021	25,000	24,938
				3,179,277

Industrials : 1.56%
Aerospace & Defense : 0.04%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	75,000	68,063

Airlines : 0.17%
BBA US Holdings Incorporated 144A	5.38	5-1-2026	275,000	260,560

Chemicals : 0.15%
Avantor Incorporated	4.75	10-1-2024	200,000	230,516

Commercial Services & Supplies : 0.23%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	50,000	48,875
Covanta Holding Corporation	5.88	3-1-2024	75,000	70,500
Covanta Holding Corporation	6.00	1-1-2027	25,000	22,375
KAR Auction Services Incorporated 144A	5.13	6-1-2025	225,000	203,063
				344,813

Electrical Equipment : 0.10%
Resideo Funding Incorporated 144A	6.13	11-1-2026	150,000	147,750

Industrial Conglomerates : 0.67%
General Electric Company	2.70	10-9-2022	400,000	371,151
General Electric Company (3 Month LIBOR +3.33%) ±	5.00	12-29-2049	850,000	650,250
				1,021,401

Machinery : 0.11%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	150,000	147,750
Trimas Corporation 144A	4.88	10-15-2025	25,000	23,063
				170,813

Transportation Infrastructure : 0.09%
Toll Road Investors Partnership II LP 144A(z)	5.45	2-15-2027	200,000	129,146

Information Technology : 2.11%
Communications Equipment : 0.45%
Motorola Solutions Incorporated	5.50	9-1-2044	750,000	682,360

Electronic Equipment, Instruments & Components : 0.06%
Arrow Electronics Incorporated	3.50	4-1-2022	100,000	98,651

IT Services : 0.27%
First Data Corporation 144A	5.00	1-15-2024	25,000	24,063
Gartner Incorporated 144A	5.13	4-1-2025	325,000	316,124

4

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
IT Services (continued)
Zayo Group LLC	6.38%	5-15-2025	$75,000	$69,750
				409,937

Semiconductors & Semiconductor Equipment : 0.41%
Broadcom Corporation	3.88	1-15-2027	695,000	623,898

Software : 0.38%
CDK Global Incorporated	5.00	10-15-2024	200,000	196,000
Citrix Systems Incorporated	4.50	12-1-2027	250,000	239,088
Symantec Corporation 144A	5.00	4-15-2025	150,000	139,959
				575,047

Technology Hardware, Storage & Peripherals : 0.54%
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	575,000	623,223
NCR Corporation	5.88	12-15-2021	100,000	97,500
NCR Corporation	6.38	12-15-2023	100,000	96,921
				817,644

Materials : 1.17%
Chemicals : 0.62%
The Chemours Company	4.00	5-15-2026	500,000	541,338
Westlake Chemical Corporation	4.38	11-15-2047	475,000	398,586
				939,924

Containers & Packaging : 0.54%
Crown Americas LLC 144A	4.75	2-1-2026	75,000	71,156
Crown Americas LLC	4.25	9-30-2026	150,000	134,625
Owens-Illinois Incorporated 144A	6.38	8-15-2025	50,000	49,500
Silgan Holdings Incorporated	3.25	3-15-2025	500,000	570,698
				825,979

Metals & Mining : 0.01%
Novelis Corporation 144A	5.88	9-30-2026	25,000	22,125

Real Estate : 0.90%
Equity REITs : 0.46%
CoreCivic Incorporated	4.63	5-1-2023	100,000	92,500
ESH Hospitality Incorporated 144A	5.25	5-1-2025	150,000	139,500
MGM Growth Properties LLC	4.50	1-15-2028	200,000	175,000
Sabra Health Care LP	5.38	6-1-2023	250,000	246,250
The Geo Group Incorporated	5.88	10-15-2024	50,000	44,125
				697,375

Real Estate Management & Development : 0.44%
Newmark Group Incorporated 144A	6.13	11-15-2023	290,000	285,540
Washington Prime Group	3.85	4-1-2020	400,000	393,959
				679,499

Utilities : 0.93%
Electric Utilities : 0.24%
Oglethorpe Power Corporation	4.25	4-1-2046	400,000	369,657

Independent Power & Renewable Electricity Producers : 0.69%
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	100,000	89,000
NSG Holdings LLC 144A	7.75	12-15-2025	83,818	88,428
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	325,000	313,625

5

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers (continued)
TerraForm Global Operating LLC 144A	6.13%	3-1-2026	$25,000	$23,250
TerraForm Power Operating LLC 144A	4.25	1-31-2023	75,000	69,938
TerraForm Power Operating LLC 144A	5.00	1-31-2028	525,000	462,000
				1,046,241

Total Corporate Bonds and Notes (Cost $34,916,503)				33,913,066

			Shares
Exchange-Traded Funds : 6.50%
iShares JPMorgan USD Emerging Markets Bond ETF			10,000	1,039,100
SPDR Barclays High Yield Bond ETF «			98,000	3,291,820
SPDR Bloomberg Barclays Short Term High Yield Bond ETF «			127,000	3,305,810
Vaneck Vectors JP Morgan Emerging Markets Local Currency Bond ETF			68,000	2,244,000
Total Exchange-Traded Funds (Cost $10,100,788)				9,880,730

			Principal
Foreign Corporate Bonds and Notes @: 8.97%
Communication Services : 1.02%
Diversified Telecommunication Services : 0.67%
Cellnex Telecom SA (EUR)	2.38	1-16-2024	500,000	576,209
Global Switch Holdings Limited (EUR)	2.25	5-31-2027	400,000	439,313
				1,015,522

Media : 0.35%
Altice Luxembourg SA (EUR)	7.25	5-15-2022	300,000	319,252
Altice SA 144A (EUR)	7.25	5-15-2022	200,000	212,834
				532,086

Consumer Discretionary : 1.59%
Auto Components : 0.31%
HP Pelzer Holding GmbH 144A (EUR)	4.13	4-1-2024	450,000	472,020

Automobiles : 0.37%
Peugeot SA Company (EUR)	2.00	3-20-2025	500,000	557,940

Diversified Consumer Services : 0.29%
Intertrust Group BV 144A (EUR)	3.38	11-15-2025	400,000	450,509

Hotels, Restaurants & Leisure : 0.30%
Accor SA (EUR)	1.25	1-25-2024	400,000	457,006

Internet & Direct Marketing Retail : 0.32%
Selecta Group BV 144A (EUR)	5.88	2-1-2024	450,000	484,265

Consumer Staples : 0.87%
Food & Staples Retailing : 0.26%
Casino Guichard Perracho SA (EUR)	3.58	2-7-2025	400,000	388,867

Food Products : 0.61%
Danone SA (5 Year EUR Swap +1.43%) (EUR) ±	1.75	12-31-2099	400,000	429,656
Sigma Holdings Company BV 144A (EUR)	5.75	5-15-2026	500,000	501,924
				931,580

Energy : 0.08%
Oil, Gas & Consumable Fuels : 0.08%
Total SA (5 Year EUR Swap +3.78%) (EUR) ±	3.88	12-29-2049	100,000	121,581

6

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financials : 3.27%
Banks : 2.02%
Asian Development Bank (INR)	6.45%	8-8-2021	36,000,000	$502,654
Bankia SA (5 Year EUR Swap +5.82%) (EUR) ±	6.00	12-31-2099	600,000	647,825
Caixa Geral de Depositos SA (5 Year EUR Swap +5.50%) (EUR) ±	5.75	6-28-2028	400,000	465,211
European Bank for Reconstruction and Development (EUR)	6.00	5-4-2020	38,500,000	539,971
International Finance Corporation (INR)	5.85	11-25-2022	35,250,000	483,497
International Finance Corporation (INR)	7.80	6-3-2019	29,900,000	428,831
				3,067,989

Diversified Financial Services : 0.96%
Fiat Chrysler Automobiles Bank SpA of Ireland (EUR)	1.00	11-15-2021	400,000	452,782
JAB Holdings BV (EUR)	1.75	6-25-2026	400,000	458,277
LKQ European Holdings BV Company 144A (EUR)	3.63	4-1-2026	500,000	553,529
				1,464,588

Thrifts & Mortgage Finance : 0.29%
Deutsche Pfandbriefbank AG (5 Year EUR Swap +2.75%) (EUR) ±	2.88	6-28-2027	400,000	441,895

Industrials : 0.92%
Commercial Services & Supplies : 0.57%
Paprec Holding SA 144A (EUR)	4.00	3-31-2025	450,000	434,898
Prosegur Cash SA (EUR)	1.38	2-4-2026	400,000	430,632
				865,530

Road & Rail : 0.35%
Europcar Groupe SA 144A (EUR)	4.13	11-15-2024	500,000	543,410

Information Technology : 0.29%
IT Services : 0.29%
Capgemini SE (EUR)	1.00	10-18-2024	400,000	450,056

Real Estate : 0.36%
Equity REITs : 0.29%
Unibail Rodamco SE (5 Year EUR Swap +1.68%) (EUR) ±	2.13	12-31-2099	400,000	432,979

Real Estate Management & Development : 0.07%
ATF Netherlands BV (EUR)	1.50	7-15-2024	100,000	110,756

Utilities : 0.57%
Electric Utilities : 0.29%
Innogy Finance BV (EUR)	1.50	7-31-2029	400,000	439,707

Multi-Utilities : 0.28%
EP Infrastructure AS (EUR)	1.66	4-26-2024	400,000	422,093

Total Foreign Corporate Bonds and Notes (Cost $14,162,787)				13,650,379

Foreign Government Bonds @: 9.19%
Brazil (BRL)	10.00	1-1-2021	2,440,000	658,517
Brazil (BRL)	10.00	1-1-2027	2,615,000	705,877
Colombia (COP)	7.00	9-11-2019	4,550,000,000	1,422,121
Indonesia (IDR)	7.88	4-15-2019	23,525,000,000	1,633,677
Italy 144A (EUR)	4.75	9-1-2028	175,000	236,793
Malaysia (MYR)	3.88	3-10-2022	6,000,000	1,459,705
Mexico (MXN)	6.50	6-9-2022	38,260,000	1,827,127
Poland (PLN)	2.50	7-25-2027	7,205,000	1,891,777
Republic of Peru (PEN)	5.70	8-12-2024	4,465,000	1,372,969
Republic of South Africa (ZAR)	6.75	3-31-2021	20,325,000	1,399,355

7

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds (continued)
Republic of South Africa (ZAR)	8.75%	2-28-2048	7,975,000	$493,494
Turkey (TRY)	13.00	11-13-2019	5,000,000	884,969
Total Foreign Government Bonds (Cost $14,217,965)				13,986,381

Loans : 6.44%
Communication Services : 1.00%
Diversified Telecommunication Services : 0.28%
Intelsat Jackson Holdings SA (1 Month LIBOR +3.75%) ±	6.26	11-27-2023	$340,332	328,785
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	4.75	2-22-2024	101,410	96,086
				424,871

Media : 0.57%
A-L Parent LLC (1 Month LIBOR +3.25%) ±‡	5.78	12-1-2023	147,000	142,590
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	5.78	10-19-2023	198,977	189,774
Cable One Incorporated (1 Month LIBOR +1.75%) ±	4.28	5-1-2024	150,000	142,751
Gray Television Incorporated <%%	0.00	11-2-2025	100,000	96,429
Mission Broadcasting Incorporated <%%	0.00	1-17-2024	20,634	19,489
Neptune Finco Corporation (1 Month LIBOR +2.25%) ±	4.75	1-15-2026	100,000	94,500
Nexstar Broadcasting Incorporated <%%	0.00	1-17-2024	115,843	109,413
Syniverse Holdings Incorporated (1 Month LIBOR +5.00%) ±	7.46	3-9-2023	74,438	66,374
				861,320

Wireless Telecommunication Services : 0.15%
Sprint Communications Incorporated (1 Month LIBOR +2.50%) ±	5.06	2-2-2024	249,365	236,690

Consumer Discretionary : 1.01%
Auto Components : 0.29%
Allison Transmission Incorporated (1 Month LIBOR +1.75%) ±	4.26	9-23-2022	250,000	246,173
United Rentals North America Incorporated <%%	0.00	10-31-2025	199,500	194,912
				441,085

Distributors : 0.19%
Spin Holdco Incorporated (3 Month LIBOR +3.25%) ±	5.69	11-14-2022	301,769	287,284

Hotels, Restaurants & Leisure : 0.43%
CCM Merger Incorporated (1 Month LIBOR +2.25%) ±	4.77	8-8-2021	278,644	270,053
Four Seasons Holdings Incorporated (1 Month LIBOR +2.00%) ±	4.52	11-30-2023	199,491	190,977
Greektown Holdings LLC (1 Month LIBOR +2.75%) ±	5.27	4-25-2024	199,494	196,501
				657,531

IT Services : 0.10%
Vantiv LLC (1 Month LIBOR +1.75%) ±	4.19	8-9-2024	149,623	143,201

Energy : 0.22%
Oil, Gas & Consumable Fuels : 0.22%
Grizzly Acquisitions Incorporated (2 Month LIBOR +3.25%)	5.65	10-1-2025	149,625	145,884
Traverse Midstream Partners LLC (6 Month LIBOR +4.00%) ±‡	6.60	9-27-2024	200,000	191,500
				337,384

Financials : 0.40%
Diversified Financial Services : 0.28%
LPL Holdings Incorporated (1 Month LIBOR +2.25%) ±	4.73	9-23-2024	232,702	223,541
Nielsen Finance LLC (1 Month LIBOR +2.00%) ±	4.39	10-4-2023	200,000	193,750
				417,291

8

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance : 0.12%
Alliant Holdings Intermediate LLC (1 Month LIBOR +2.75%) ±	5.21%	5-9-2025	$196,479	$185,292

Health Care : 1.23%
Health Care Equipment & Supplies : 0.15%
Kinetic Concepts Incorporated (3 Month LIBOR +3.25%) ±	6.05	2-2-2024	246,250	236,092

Health Care Providers & Services : 0.58%
CHS Incorporated (3 Month LIBOR +3.25%) ±	5.96	1-27-2021	176,944	169,741
HCA Incorporated (1 Month LIBOR +1.75%)	4.27	3-18-2023	199,497	194,448
MPH Acquisition Holdings LLC (3 Month LIBOR +2.75%) ±	5.55	6-7-2023	200,000	189,000
Select Medical Corporation (1 Month LIBOR +2.50%) ±	4.96	3-6-2025	199,492	190,515
Vizient Incorporated (1 Month LIBOR +2.75%) ±	5.27	2-13-2023	150,000	145,625
				889,329

Health Care Technology : 0.28%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.75%) ±	5.27	3-1-2024	240,625	227,691
Emerald Bidco Incorporated (1 Month LIBOR +2.75%) ±‡	5.27	10-23-2023	199,491	191,262
				418,953

Pharmaceuticals : 0.22%
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.00%) ±	5.38	6-2-2025	350,884	334,414

Industrials : 1.04%
Aerospace & Defense : 0.09%
TransDigm Incorporated (1 Month LIBOR +2.50%) ±	5.02	8-22-2024	149,622	140,886

Commercial Services & Supplies : 0.18%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	4.67	11-10-2023	199,461	191,295
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±	5.06	3-11-2021	86,782	84,251
				275,546

Communications Equipment : 0.31%
Charter Communications Operating LLC (1 Month LIBOR +2.00%) ±	4.53	4-30-2025	498,741	476,985

Electrical Equipment : 0.13%
Generac Power Systems Incorporated (1 Month LIBOR +1.75%) ±‡	4.10	5-31-2023	200,000	191,500

Machinery : 0.12%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	5.30	1-31-2024	185,733	180,858

Professional Services : 0.12%
TransUnion (1 Month LIBOR +2.00%) ±	4.52	4-10-2023	193,393	185,657

Trading Companies & Distributors : 0.09%
Avolon TLB Borrower 1 LLC (1 Month LIBOR +2.00%) ±	4.47	1-15-2025	138,441	132,789

Information Technology : 1.07%
Electronic Equipment, Instruments & Components : 0.39%
Dell Incorporated (1 Month LIBOR +2.00%) ±	4.53	9-7-2023	610,820	585,880

IT Services : 0.43%
Applied Systems Incorporated (1 Month LIBOR +3.00%) ±	5.52	9-19-2024	249,369	237,107
First Data Corporation (1 Month LIBOR +2.00%) ±	1.00	4-26-2024	75,000	71,475
First Data Corporation (1 Month LIBOR +2.00%) ±	4.50	7-8-2022	214,859	205,996
Zayo Group LLC (1 Month LIBOR +2.25%) ±	4.77	1-19-2024	150,000	143,304
				657,882

9

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Semiconductors & Semiconductor Equipment : 0.13%
Micron Technology Incorporated (1 Month LIBOR +1.75%) ±	4.28%	4-26-2022	$199,488	$195,499

Software : 0.12%
SS&C Technologies Incorporated (1 Month LIBOR +2.25%) ±	4.77	4-16-2025	193,699	182,355

Materials : 0.18%
Containers & Packaging : 0.18%
Flex Acquisition Company Incorporated (1 Month LIBOR +3.25%) ±	5.60	6-29-2025	150,000	141,675
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	3.78	2-5-2023	146,633	139,301
				280,976

Real Estate : 0.29%
Equity REITs : 0.15%
The Geo Group Incorporated (1 Month LIBOR +2.00%) ±	4.53	3-22-2024	249,365	231,910

Real Estate Management & Development : 0.14%
Capital Automotive LP (1 Month LIBOR +2.50%) ±	5.03	3-24-2024	224,029	214,732

Total Loans (Cost $10,256,588)				9,804,192

Municipal Obligations : 1.33%
Illinois : 0.67%
GO Revenue : 0.57%
Chicago IL Refunding Bonds Taxable Project Series E	6.05	1-1-2029	155,000	159,114
Illinois Taxable Pension	5.10	6-1-2033	750,000	715,073
				874,187

Tax Revenue : 0.10%
Chicago IL Transit Authority Taxable Pension Funding Series A	6.90	12-1-2040	100,000	127,749

Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2012-B (z)	5.01	12-15-2051	85,000	16,567
				144,316

				1,018,503

Maryland : 0.06%
Education Revenue : 0.06%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	100,000	98,657

New Jersey : 0.33%
Tax Revenue : 0.33%
New Jersey EDA Motor Vehicle Surcharge Refunding Subordinate Bond Series B	3.52	7-1-2020	500,000	501,665

Pennsylvania : 0.12%
Health Revenue : 0.06%
Quakertown PA General Authority USDA Loan Anticipation Notes Series 2017-B	3.80	7-1-2021	100,000	99,205

Miscellaneous Revenue : 0.06%
Philadelphia PA IDA Pension Funding Series B (Ambac Insured) (z)	3.42	4-15-2021	95,000	87,868

				187,073

10

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas : 0.15%
Transportation Revenue : 0.15%
North Texas Tollway Authority Build America Bonds Subordinate Lien Bond Series B-2	8.91%	2-1-2030	$210,000	$222,138

Total Municipal Obligations (Cost $2,039,456)				2,028,036

Non-Agency Mortgage-Backed Securities : 21.71%
321 Henderson Receivables LLC Series 2013-2A Class A 144A	4.21	3-15-2062	1,074,280	1,116,336
321 Henderson Receivables LLC Series 2015-2A Class A 144A	3.87	3-15-2058	400,833	412,242
ALM Loan Funding Series 2016-18A Class A2R (3 Month LIBOR +1.65%) 144A±	4.09	1-15-2028	600,000	593,918
Avery Point CLO Limited Series 2015-6A Class AR (3 Month LIBOR +1.05%) 144A±	3.63	8-5-2027	750,000	742,065
BB-UBS Trust Series 2012-TFT Class C 144A±±	3.47	6-5-2030	150,000	145,583
BCC Funding Corporation Series 2016-1 Class B 144A	2.73	4-20-2022	400,000	397,636
Bluemountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	3.69	11-20-2028	1,500,000	1,483,499
BlueMountain CLO Limited Series 2015-3A Class A1R (3 Month LIBOR +1.00%) 144A±	3.47	4-20-2031	700,000	683,803
Bowman Park CLO Limited Series 2014-1A Class AR (3 Month LIBOR +1.18%) 144A±	3.86	11-23-2025	1,850,000	1,844,931
CIFC Funding Limited Series 2018-1A Class B (3 Month LIBOR +1.40%) 144A±	3.84	4-18-2031	1,000,000	961,211
Citigroup Commercial Mortgage Trust Series 2018-C6 Class AS	4.64	11-10-2051	1,500,000	1,587,060
Cole Park CLO Limited Series 2015-1A Class BR (3 Month LIBOR +1.60%) 144A(a)±	4.40	10-20-2028	1,000,000	1,000,000
CommonBond Student Loan Trust Series 2018-CGS Class C 144A	4.35	2-25-2046	1,600,000	1,599,846
Consumer Loan Underlying Bond Credit Trust Series 2018-P2 Class B 144A	4.10	10-15-2025	500,000	501,533
Consumer Loan Underlying Bond Credit Trust Series 2018-P3 Class A 144A	3.82	1-15-2026	1,500,000	1,499,028
FREMF Mortgage Trust Series 2017-K724 Class B 144A±±	3.49	11-25-2023	400,000	396,676
GS Mortgage Securities Trust Series 2014-GC24 Class D 144A±±	4.53	9-10-2047	325,000	278,128
GS Mortgage Security Trust Series 2014-GC22 Class AS	4.11	6-10-2047	1,450,000	1,472,935
GS Mortgage Security Trust Series 2018-LUAU Class B (1 Month LIBOR +1.40%) 144A±	3.86	11-15-2032	1,600,000	1,586,018
Harley Marine Financing LLC Barge Series 2018-1A Class A2 144A	5.68	5-15-2043	687,750	475,008
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class D 144A±±	4.66	4-15-2047	493,000	438,849
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	500,000	502,838
Marlette Funding Trust Series 2018-3A Class A 144A	3.20	9-15-2028	450,455	449,914
Marlette Funding Trust Series 2018-4A Class B 144A	4.21	12-15-2028	1,100,000	1,114,657
MidOcean Credit CLO Limited Series 2016-5A Class B1R (3 Month LIBOR +1.60%) 144A±	4.05	7-19-2028	500,000	493,776
Motel 6 Trust Series 2017-MTL6 Class A (1 Month LIBOR +0.92%) 144A±	3.38	8-15-2034	1,435,347	1,411,098
MP CLO VIII Liimited Series 2015-2A Class AR (3 Month LIBOR +0.91%) 144A±	3.42	10-28-2027	600,000	591,386
Navistar Financial Dealer Note Series 2018-1 Class D (1 Month LIBOR +1.55%) 144A±	4.06	9-25-2023	600,000	600,396
SoFi Consumer Loan Program Trust Series 2018-4 Class D 144A	4.76	11-26-2027	300,000	306,062
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	193,600	190,810
Spirit Master Funding LLC Series 2017-1A Class A 144A	4.36	12-20-2047	297,957	301,369
Taco Bell Funding LLC Series 2018-1A Class A21 144A	4.32	11-25-2048	1,500,000	1,518,510
TCI Symphony CLO Limited Series 2016-1A Class BR (3 Month LIBOR +1.65%) 144A±	4.09	10-13-2029	1,500,000	1,483,140
Textainer Marine Containers Limited Series 2017-1A Class B 144A	4.85	5-20-2042	144,585	144,476
Textainer Marine Containers Limited Series 2017-2A Class B 144A	4.75	6-20-2042	87,983	87,531
Venture CDO Limited Series 2016-23A Class AR (3 Month LIBOR +1.07%) 144A±	3.52	7-19-2028	700,000	691,789
Venture CDO Limited Series 2017-28A Class A2 (3 Month LIBOR +1.11%) 144A±	3.58	7-20-2030	1,180,000	1,158,668
Venture CDO Limited Series 2018-35A Class AS (3 Month LIBOR +1.15%) 144A±	3.65	10-22-2031	1,300,000	1,299,180

11

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Voya CLO Limited Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	3.34%	1-18-2029	$1,500,000	$1,471,385
Total Non-Agency Mortgage-Backed Securities (Cost $33,315,548)				33,033,290

		Expiration date	Shares
Rights : 0.00%
Utilities : 0.00%
Independent Power & Renewable Electricity Producers : 0.00%
Vistra Energy Corporation †		12-31-2046	6,516	4,561

Total Rights (Cost $6,785)				4,561

		Maturity date	Principal
U.S. Treasury Securities : 0.15%
U.S. Treasury Bond	3.00	8-15-2048	$225,000	224,324

Total U.S. Treasury Securities (Cost $219,379)				224,324

Yankee Corporate Bonds and Notes : 6.05%
Communication Services : 0.53%
Wireless Telecommunication Services : 0.53%
British Telecommunication	5.13	12-4-2028	800,000	804,980

Energy : 1.30%
Energy Equipment & Services : 0.06%
Ensco plc	5.75	10-1-2044	175,000	97,804

Oil, Gas & Consumable Fuels : 1.24%
Baytex Energy Corporation 144A	5.63	6-1-2024	150,000	129,750
Canadian Natural Resources Limited	3.85	6-1-2027	750,000	707,881
Comision Federal de Electricidad 144A	4.75	2-23-2027	250,000	235,315
Teekay Corporation	8.50	1-15-2020	25,000	23,844
Woodside Finance Limited 144A	3.70	3-15-2028	850,000	786,669
				1,883,459

Financials : 2.70%
Banks : 1.64%
ABN AMRO Bank NV 144A	4.75	7-28-2025	200,000	198,988
Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	300,000	286,203
Banistmo SA 144A	3.65	9-19-2022	100,000	95,000
BPCE SA 144A	5.15	7-21-2024	305,000	306,242
Credit Agricole SA (5 Year USD Swap +6.19%) 144A±	8.13	12-29-2049	265,000	272,288
Governor & Company of The Bank of Ireland (5 Year EUR Swap +6.96%) ±	7.38	12-29-2049	425,000	507,711
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	635,000	582,346
UBS Group Funding Limited 144A	4.13	9-24-2025	250,000	248,401
				2,497,179

Capital Markets : 0.17%
Credit Suisse Group AG 144A	3.57	1-9-2023	260,000	253,624

Diversified Financial Services : 0.60%
GE Capital International Funding Company	4.42	11-15-2035	750,000	630,980
Intelsat Jackson Holdings SA	5.50	8-1-2023	100,000	87,000
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	200,000	193,890
				911,870

12

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance : 0.15%
Validus Holdings Limited	8.88%	1-26-2040	$160,000	$231,926

Thrifts & Mortgage Finance : 0.14%
Nationwide Building Society (USD ICE Swap Rate11:00am NY 5 +1.85%) 144A±	4.13	10-18-2032	250,000	221,369

Health Care : 0.90%
Pharmaceuticals : 0.90%
Bausch Health Companies Incorporated 144A	5.50	3-1-2023	25,000	22,792
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	50,000	46,625
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	225,000	196,313
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	25,000	25,250
Teva Pharmaceutical Finance BV	2.20	7-21-2021	400,000	367,670
Teva Pharmaceutical Finance BV	4.10	10-1-2046	380,000	251,477
Teva Pharmaceutical Finance Netherlands II BV	4.50	3-1-2025	400,000	462,700
				1,372,827

Industrials : 0.57%
Commercial Services & Supplies : 0.13%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	200,000	194,000
Machinery : 0.13%
Sensata Technologies BV 144A	6.25	2-15-2026	200,000	201,000
Transportation Infrastructure : 0.31%
Asciano Finance Limited 144A	4.63	9-23-2020	170,000	172,126
Mexico City Airport Trust 144A	5.50	7-31-2047	337,000	296,139
				468,265

Materials : 0.05%
Containers & Packaging : 0.05%
OI European Group BV 144A	4.00	3-15-2023	75,000	70,125

Total Yankee Corporate Bonds and Notes (Cost $9,426,068)				9,208,428

Yankee Government Bonds : 1.86%
Bermuda 144A	3.72	1-25-2027	850,000	808,495
Federal Democratic Republic of Ethiopia	6.63	12-11-2024	200,000	191,116
Mongolia Government	5.63	5-1-2023	200,000	189,010
Oman Government International Bond	5.63	1-17-2028	400,000	352,150
Province of Cordoba 144A	7.13	8-1-2027	550,000	396,000
Province of Santa Fe	7.00	3-23-2023	350,000	296,191
Republic of Rwanda	6.63	5-2-2023	200,000	198,000
Republic of Sri Lanka	5.75	1-18-2022	200,000	188,034
The Dominican Republic	6.88	1-29-2026	200,000	209,750
Total Yankee Government Bonds (Cost $3,050,542)				2,828,746

	Yield		Shares
Short-Term Investments : 10.66%
Investment Companies : 10.35%
Securities Lending Cash Investments LLC (l)(r)(u)	2.38		3,595,540	3,595,900
Wells Fargo Government Money Market Fund Select Class (l)(u)##	2.33		12,156,890	12,156,890
				15,752,790

13

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.31%
U.S. Treasury Bill (z)#	2.32%	3-14-2019	$470,000	$467,749

Total Short-Term Investments (Cost $16,220,589)				16,220,539

Total investments in securities (Cost $158,562,346)	102.16%			155,451,183
Other assets and liabilities, net	(2.16)			(3,279,656)

Total net assets	100.00%			$152,171,527

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
«	All or a portion of this security is on loan.
@	Foreign bond principal is denominated in the local currency of the issuer.
‡	Security is valued using significant unobservable inputs.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
%%	The security is issued on a when-issued basis.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

Ambac	Ambac Financial Group Incorporated
BRL	Brazilian real
CAB	Capital appreciation bond
CDO	Collateralized debt obligation
CLO	Collateralized loan obligation
COP	Colombian peso
EDA	Economic Development Authority
EUR	Euro
GBP	Great British pound
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
HUF	Hungarian forint
IDA	Industrial Development Authority
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian sol
PLN	Polish zloty
REIT	Real estate investment trust
TRY	Turkish lira
ZAR	South African rand

14

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro-BTP Futures	4	3-7-2019	$565,875	$585,799	$19,924	$0
Short
Euro-Bund Futures	(3)	3-7-2019	(557,998)	(562,127)	0	(4,129)
Euro-BOBL Futures	(10)	3-7-2019	(1,514,436)	(1,518,348)	0	(3,912)
10-Year Ultra Futures	(36)	3-20-2019	(4,537,346)	(4,682,813)	0	(145,467)
U.S. Ultra Bond	(22)	3-20-2019	(3,355,355)	(3,534,438)	0	(179,083)
10-Year U.S. Treasury Notes	(51)	3-20-2019	(6,074,890)	(6,222,797)	0	(147,907)
5-Year U.S. Treasury Notes	(181)	3-29-2019	(20,427,258)	(20,758,438)	0	(331,180)
2-Year U.S. Treasury Notes	(85)	3-29-2019	(17,933,536)	(18,046,563)	0	(113,027)

					$19,924	$(924,705)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
2,438,758 USD	1,930,000 GBP	State Street Bank	01-14-2019	$0	$(22,557)
611,481 USD	9,470,000,000 IDR	State Street Bank	01-25-2019	0	(45,597)
972,999 USD	14,270,000,000 IDR	State Street Bank	01-25-2019	0	(17,128)
3,060,000 MYR	731,707 USD	State Street Bank	01-25-2019	8,517	0
733,619 USD	3,060,000 MYR	State Street Bank	01-25-2019	0	(6,605)
350,000 EUR	404,615 USD	State Street Bank	01-29-2019	0	(2,734)
1,080,000 EUR	1,235,231 USD	State Street Bank	01-29-2019	4,861	0
379,448 USD	330,000 EUR	State Street Bank	01-29-2019	531	0
430,004 USD	375,000 EUR	State Street Bank	01-29-2019	0	(583)
745,150 USD	650,000 EUR	State Street Bank	01-29-2019	0	(1,201)
1,234,476 USD	1,075,000 EUR	State Street Bank	01-29-2019	126	0
443,414 USD	1,435,000,000 COP	State Street Bank	02-04-2019	2,249	0
1,026,941 USD	3,240,000,000 COP	State Street Bank	02-04-2019	30,861	0
525,000,000 HUF	1,859,782 USD	State Street Bank	02-19-2018	19,893	0
1,856,567 USD	525,000,000 HUF	State Street Bank	02-19-2018	0	(23,108)
6,985,000 PLN	1,857,120 USD	State Street Bank	02-25-2019	11,464	0
1,824,895 USD	6,895,000 PLN	State Street Bank	02-25-2019	0	(19,613)
24,017 USD	90,000 PLN	State Street Bank	02-25-2019	0	(59)
1,921,911 USD	27,580,000 ZAR	State Street Bank	03-12-2019	20,644	0
15,976,870 USD	13,985,000 EUR	Citibank	03-29-2019	0	(162,849)

				$99,146	$(302,034)

Centrally Cleared Credit Default Swaps

Sell protection

Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount	Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Markit CDX Emerging Markets Index	1.00%	Quarterly	12-20-2023	950,000 USD	$(44,398)	$(40,473)	$0	$(3,925)
Markit CDX North America Investment Grade Index	5.00%	Quarterly	12-20-2023	5,000,000 USD	110,532	179,025	0	(68,943)
Markit iTraxx Europe Crossover Index	1.00%	Quarterly	12-20-2023	855,000 EUR	6,026	15,556	0	(9,530)
Markit iTraxx Europe Crossover Index	5.00%	Quarterly	12-20-2023	246,665 EUR	18,385	30,620	0	(12,235)

						$184,728	$0	$(94,633)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	22,436,024	18,840,484	3,595,540	$3,595,900
Wells Fargo Government Money Market Fund Select Class	5,204,420	152,874,734	145,922,264	12,156,890	12,156,890

					$15,752,790	10.35%

Wells Fargo Strategic Income Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of December 31, 2018, the Fund had unfunded loan commitments of $760,755.

Futures contracts

The Fund is subject to interest rate risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Asset-backed securities	$0	$10,668,511	$0	$10,668,511
Corporate bonds and notes	0	33,913,066	0	33,913,066
Exchange-traded funds	9,880,730	0	0	9,880,730
Foreign corporate bonds and notes	0	13,650,379	0	13,650,379
Foreign government bonds	0	13,986,381	0	13,986,381
Loans	0	8,906,482	897,710	9,804,192
Municipal obligations	0	2,028,036	0	2,028,036
Non-agency mortgage-backed securities	0	33,033,290	0	33,033,290
Rights
Utilities	0	4,561	0	4,561
U.S. Treasury securities	224,324	0	0	224,324
Yankee corporate bonds and notes	0	9,208,428	0	9,208,428
Yankee government bonds	0	2,828,746	0	2,828,746
Short-term investments
Investment companies	12,156,890	3,595,900	0	15,752,790
U.S. Treasury securities	467,749	0	0	467,749

	22,729,693	131,823,780	897,710	155,451,183
Forward foreign currency contracts	0	99,146	0	99,146
Futures contracts	19,924	0	0	19,924

Total assets	$22,749,617	$131,922,926	$897,710	$155,570,253

Liabilities
Credit default swap contracts	$0	$94,633	$0	$94,633
Forward foreign currency contracts	0	302,034	0	302,034
Futures contracts	924,705	0	0	924,705

Total liabilities	$924,705	$396,667	$0	$1,321,372

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts, forward foreign currency contracts, and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of December 31, 2018, the Fund had segregated $1,442,247 as cash collateral for these open futures contracts.

At December 31, 2018, the Fund had no material transfers into/out of Level 3.

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$41,857	$48,433

Total Agency Securities (Cost $41,857)				48,433

			Shares
Common Stocks : 58.04%
Communication Services : 5.87%
Diversified Telecommunication Services : 1.25%
AT&T Incorporated			238,332	6,801,927
CenturyLink Incorporated			31,141	471,786
Verizon Communications Incorporated			135,311	7,607,184
				14,880,897

Entertainment : 1.20%
Activision Blizzard Incorporated			24,987	1,163,645
Electronic Arts Incorporated †			9,893	780,657
Netflix Incorporated †			14,280	3,822,185
Take-Two Interactive Software Incorporated †			3,729	383,863
The Walt Disney Company			48,749	5,345,328
Twenty-First Century Fox Incorporated Class A			34,613	1,665,578
Twenty-First Century Fox Incorporated Class B			15,951	762,139
Viacom Incorporated Class B			11,574	297,452
				14,220,847

Interactive Media & Services : 2.68%
Alphabet Incorporated Class A †			9,790	10,230,158
Alphabet Incorporated Class C †			10,074	10,432,735
Facebook Incorporated Class A †			78,673	10,313,244
TripAdvisor Incorporated †			3,352	180,807
Twitter Incorporated †			23,682	680,621
				31,837,565

Media : 0.74%
CBS Corporation Class B			11,025	482,013
Charter Communications Incorporated Class A †			5,772	1,644,847
Comcast Corporation Class A			148,673	5,062,316
Discovery Communications Incorporated Class A †«			5,132	126,966
Discovery Communications Incorporated Class C †			11,796	272,252
DISH Network Corporation Class A †			7,506	187,425
Interpublic Group of Companies Incorporated			12,586	259,649
News Corporation Class A			12,614	143,169
News Corporation Class B			4,052	46,801
Omnicom Group Incorporated			7,338	537,435
				8,762,873

Consumer Discretionary : 5.76%
Auto Components : 0.08%
Aptiv plc			8,627	531,164
BorgWarner Incorporated			6,820	236,927
The Goodyear Tire & Rubber Company			7,629	155,708
				923,799

Automobiles : 0.22%
Ford Motor Company			127,944	978,772
General Motors Company			42,984	1,437,815

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Automobiles (continued)
Harley-Davidson Incorporated	5,331	$181,894
		2,598,481

Distributors : 0.06%
Genuine Parts Company	4,805	461,376
LKQ Corporation †	10,420	247,267
		708,643

Diversified Consumer Services : 0.01%
H&R Block Incorporated	6,730	170,740

Hotels, Restaurants & Leisure : 1.07%
Carnival Corporation	13,112	646,422
Chipotle Mexican Grill Incorporated †	800	345,432
Darden Restaurants Incorporated	4,064	405,831
Hilton Worldwide Holdings Incorporated	9,711	697,250
Marriott International Incorporated Class A	9,272	1,006,568
McDonald’s Corporation	25,245	4,482,755
MGM Resorts International	16,400	397,864
Norwegian Cruise Line Holdings Limited †	7,203	305,335
Royal Caribbean Cruises Limited	5,612	548,797
Starbucks Corporation	40,625	2,616,250
Wynn Resorts Limited	3,205	317,007
Yum! Brands Incorporated	10,227	940,066
		12,709,577

Household Durables : 0.18%
D.R. Horton Incorporated	11,212	388,608
Garmin Limited	3,956	250,494
Leggett & Platt Incorporated	4,270	153,037
Lennar Corporation Class A	9,579	375,018
Mohawk Industries Incorporated †	2,065	241,522
Newell Rubbermaid Incorporated	14,063	261,431
Pulte Group Incorporated	8,461	219,901
Whirlpool Corporation	2,089	223,251
		2,113,262

Internet & Direct Marketing Retail : 2.03%
Amazon.com Incorporated †	13,449	20,199,995
Booking Holdings Incorporated †	1,517	2,612,911
eBay Incorporated †	29,637	831,911
Expedia Group Incorporated	3,879	436,969
		24,081,786

Leisure Products : 0.03%
Hasbro Incorporated	3,811	309,644
Mattel Incorporated †«	11,302	112,907
		422,551

Multiline Retail : 0.30%
Dollar General Corporation	8,608	930,353
Dollar Tree Incorporated †	7,792	703,773
Kohl’s Corporation	5,407	358,700
Macy’s Incorporated	10,068	299,825
Nordstrom Incorporated	3,726	173,669
Target Corporation	17,088	1,129,346
		3,595,666

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Specialty Retail : 1.35%
Advance Auto Parts Incorporated	2,387	$375,857
AutoZone Incorporated †	826	692,469
Best Buy Company Incorporated	7,666	405,991
CarMax Incorporated †	5,718	358,690
Foot Locker Incorporated	3,762	200,138
L Brands Incorporated	7,478	191,960
Lowe’s Companies Incorporated	26,294	2,428,514
O’Reilly Automotive Incorporated †	2,623	903,178
Ross Stores Incorporated	12,226	1,017,203
The Gap Incorporated	6,994	180,165
The Home Depot Incorporated	36,989	6,355,450
The TJX Companies Incorporated	40,525	1,813,089
Tiffany & Company	3,553	286,052
Tractor Supply Company	3,997	333,510
ULTA Beauty Incorporated †	1,845	451,730
		15,993,996

Textiles, Apparel & Luxury Goods : 0.43%
HanesBrands Incorporated	11,812	148,004
Michael Kors Holdings Limited †	4,920	186,566
Nike Incorporated Class B	41,689	3,090,822
PVH Corporation	2,480	230,516
Ralph Lauren Corporation	1,786	184,780
Tapestry Incorporated	9,489	320,254
Under Armour Incorporated Class A †	6,143	108,547
Under Armour Incorporated Class C †	6,299	101,855
VF Corporation	10,655	760,128
		5,131,472

Consumer Staples : 4.30%
Beverages : 1.11%
Brown-Forman Corporation Class B	5,445	259,073
Constellation Brands Incorporated Class A	5,440	874,861
Molson Coors Brewing Company Class B	6,133	344,429
Monster Beverage Corporation †	13,037	641,681
PepsiCo Incorporated	46,224	5,106,828
The Coca-Cola Company	125,448	5,939,963
		13,166,835

Food & Staples Retailing : 0.91%
Costco Wholesale Corporation	14,349	2,923,035
Sysco Corporation	15,660	981,256
The Kroger Company	26,131	718,603
Wal-Mart Stores Incorporated	46,617	4,342,374
Walgreens Boots Alliance Incorporated	26,326	1,798,856
		10,764,124

Food Products : 0.67%
Archer Daniels Midland Company	18,359	752,168
Campbell Soup Company «	6,309	208,134
ConAgra Foods Incorporated	15,901	339,645
General Mills Incorporated	19,524	760,265
Hormel Foods Corporation	8,928	381,047
Kellogg Company	8,295	472,898
Lamb Weston Holdings Incorporated	4,795	352,720
McCormick & Company Incorporated	3,987	555,150
Mondelez International Incorporated Class A	47,608	1,905,748
The Hershey Company	4,592	492,171
The J.M. Smucker Company	3,725	348,250
The Kraft Heinz Company	20,366	876,553

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Food Products (continued)
Tyson Foods Incorporated Class A	9,663	$516,004
		7,960,753

Household Products : 0.98%
Church & Dwight Company Incorporated	8,062	530,157
Colgate-Palmolive Company	28,402	1,690,487
Kimberly-Clark Corporation	11,340	1,292,080
The Clorox Company	4,180	644,305
The Procter & Gamble Company	81,585	7,499,293
		11,656,322

Personal Products : 0.09%
Coty Incorporated Class A	14,756	96,799
The Estee Lauder Companies Incorporated Class A	7,200	936,720
		1,033,519

Tobacco : 0.54%
Altria Group Incorporated	61,532	3,039,065
Philip Morris International Incorporated	50,906	3,398,485
		6,437,550

Energy : 3.08%
Energy Equipment & Services : 0.30%
Baker Hughes Incorporated	16,811	361,437
Halliburton Company	28,687	762,500
Helmerich & Payne Incorporated	3,570	171,146
National Oilwell Varco Incorporated	12,553	322,612
Schlumberger Limited	45,347	1,636,120
TechnipFMC plc	13,932	272,789
		3,526,604

Oil, Gas & Consumable Fuels : 2.78%
Anadarko Petroleum Corporation	16,514	723,974
Apache Corporation	12,429	326,261
Cabot Oil & Gas Corporation	14,119	315,560
Chevron Corporation	62,571	6,807,099
Cimarex Energy Company	3,131	193,026
Concho Resources Incorporated †	6,557	673,994
ConocoPhillips	37,699	2,350,533
Devon Energy Corporation	15,332	345,583
Diamondback Energy Incorporated	5,050	468,135
EOG Resources Incorporated	18,990	1,656,118
Exxon Mobil Corporation	138,644	9,454,134
Hess Corporation	8,149	330,035
HollyFrontier Corporation	5,220	266,846
Kinder Morgan Incorporated	62,154	955,929
Marathon Oil Corporation	27,221	390,349
Marathon Petroleum Corporation	22,623	1,334,983
Newfield Exploration Company †	6,561	96,184
Noble Energy Incorporated	15,711	294,738
Occidental Petroleum Corporation	24,725	1,517,621
ONEOK Incorporated	13,470	726,707
Phillips 66 Company	13,892	1,196,796
Pioneer Natural Resources Company	5,581	734,013
The Williams Companies Incorporated	39,641	874,084
Valero Energy Corporation	13,894	1,041,633
		33,074,335

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Financials : 7.76%
Banks : 3.29%
Bank of America Corporation	298,888	$7,364,600
BB&T Corporation	25,235	1,093,180
Citigroup Incorporated	79,972	4,163,342
Citizens Financial Group Incorporated	15,323	455,553
Comerica Incorporated	5,295	363,714
Fifth Third Bancorp	21,469	505,166
First Republic Bank	5,363	466,085
Huntington Bancshares Incorporated	34,761	414,351
JPMorgan Chase & Company	108,896	10,630,428
KeyCorp	33,877	500,702
M&T Bank Corporation	4,596	657,825
People’s United Financial Incorporated	12,360	178,355
PNC Financial Services Group Incorporated	15,110	1,766,510
Regions Financial Corporation	33,856	452,993
SunTrust Banks Incorporated	14,712	742,073
SVB Financial Group †	1,743	331,031
US Bancorp	49,746	2,273,392
Wells Fargo & Company (l)	138,733	6,392,817
Zions Bancorporation	6,293	256,377
		39,008,494

Capital Markets : 1.60%
Affiliated Managers Group Incorporated	1,724	167,987
Ameriprise Financial Incorporated	4,563	476,240
Bank of New York Mellon Corporation	29,788	1,402,121
BlackRock Incorporated	3,977	1,562,245
CBOE Holdings Incorporated	3,674	359,427
CME Group Incorporated	11,715	2,203,826
E*TRADE Financial Corporation	8,325	365,301
Franklin Resources Incorporated	9,745	289,037
Intercontinental Exchange Incorporated	18,652	1,405,055
Invesco Limited	13,470	225,488
Moody’s Corporation	5,458	764,338
Morgan Stanley	42,810	1,697,417
MSCI Incorporated	2,883	425,041
Northern Trust Corporation	7,250	606,028
Raymond James Financial Incorporated	4,222	314,159
S&P Global Incorporated	8,215	1,396,057
State Street Corporation	12,428	783,834
T. Rowe Price Group Incorporated	7,880	727,482
The Charles Schwab Corporation	39,358	1,634,538
The Goldman Sachs Group Incorporated	11,328	1,892,342
The NASDAQ OMX Group Incorporated	3,758	306,540
		19,004,503

Consumer Finance : 0.38%
American Express Company	22,939	2,186,545
Capital One Financial Corporation	15,511	1,172,476
Discover Financial Services	11,001	648,839
Synchrony Financial	21,653	507,979
		4,515,839

Diversified Financial Services : 1.11%
Berkshire Hathaway Incorporated Class B †	63,706	13,007,491
Jefferies Financial Group Incorporated	9,204	159,781
		13,167,272

Insurance : 1.38%
AFLAC Incorporated	24,929	1,135,765
American International Group Incorporated	28,970	1,141,708
Aon plc	7,886	1,146,309

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Insurance (continued)
Arthur J. Gallagher & Company	6,013	$443,158
Assurant Incorporated	1,706	152,585
Brighthouse Financial Incorporated †	3,883	118,354
Chubb Limited	15,090	1,949,326
Cincinnati Financial Corporation	4,956	383,694
Everest Reinsurance Group Limited	1,331	289,839
Lincoln National Corporation	6,994	358,862
Loews Corporation	9,054	412,138
Marsh & McLennan Companies Incorporated	16,494	1,315,397
MetLife Incorporated	32,316	1,326,895
Principal Financial Group Incorporated	8,620	380,745
Prudential Financial Incorporated	13,524	1,102,882
The Allstate Corporation	11,279	931,984
The Hartford Financial Services Group Incorporated	11,747	522,154
The Progressive Corporation	19,094	1,151,941
The Travelers Companies Incorporated	8,674	1,038,712
Torchmark Corporation	3,360	250,421
Unum Group	7,163	210,449
Willis Towers Watson plc	4,255	646,164
		16,409,482

Health Care : 9.01%
Biotechnology : 1.53%
AbbVie Incorporated	49,258	4,541,095
Alexion Pharmaceuticals Incorporated †	7,306	711,312
Amgen Incorporated	20,867	4,062,179
Biogen Incorporated †	6,597	1,985,169
Celgene Corporation †	22,898	1,467,533
Gilead Sciences Incorporated	42,361	2,649,681
Incyte Corporation †	5,784	367,805
Regeneron Pharmaceuticals Incorporated †	2,541	949,064
Vertex Pharmaceuticals Incorporated †	8,368	1,386,661
		18,120,499

Health Care Equipment & Supplies : 1.97%
Abbott Laboratories	57,514	4,159,988
ABIOMED Incorporated †	1,474	479,109
Align Technology Incorporated †	2,383	499,072
Baxter International Incorporated	16,206	1,066,679
Becton Dickinson & Company	8,784	1,979,211
Boston Scientific Corporation †	45,315	1,601,432
Danaher Corporation	20,198	2,082,818
Dentsply Sirona Incorporated	7,287	271,149
Edwards Lifesciences Corporation †	6,845	1,048,449
Hologic Incorporated †	8,821	362,543
IDEXX Laboratories Incorporated †	2,823	525,134
Intuitive Surgical Incorporated †	3,739	1,790,682
Medtronic plc	43,980	4,000,421
ResMed Incorporated	4,666	531,317
Stryker Corporation	10,170	1,594,148
The Cooper Companies Incorporated	1,609	409,491
Varian Medical Systems Incorporated †	2,983	338,004
Zimmer Biomet Holdings Incorporated	6,679	692,746
		23,432,393

Health Care Providers & Services : 1.85%
AmerisourceBergen Corporation	5,135	382,044
Anthem Incorporated	8,469	2,224,213
Cardinal Health Incorporated	9,756	435,118
Centene Corporation †	6,724	775,277
Cigna Corporation	12,469	2,368,190
CVS Health Corporation	42,348	2,774,641
DaVita HealthCare Partners Incorporated †	4,130	212,530
HCA Holdings Incorporated	8,790	1,093,916

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
Henry Schein Incorporated †	4,992	$391,972
Humana Incorporated	4,492	1,286,868
Laboratory Corporation of America Holdings †	3,304	417,493
McKesson Corporation	6,397	706,677
Quest Diagnostics Incorporated	4,455	370,968
UnitedHealth Group Incorporated	31,503	7,848,027
Universal Health Services Incorporated Class B	2,792	325,436
WellCare Health Plans Incorporated †	1,636	386,243
		21,999,613

Health Care Technology : 0.05%
Cerner Corporation †	10,789	565,775

Life Sciences Tools & Services : 0.58%
Agilent Technologies Incorporated	10,438	704,147
Illumina Incorporated †	4,813	1,443,563
IQVIA Holdings Incorporated †	5,188	602,690
Mettler-Toledo International Incorporated †	819	463,210
PerkinElmer Incorporated	3,643	286,158
Thermo Fisher Scientific Incorporated	13,183	2,950,224
Waters Corporation †	2,480	467,852
		6,917,844

Pharmaceuticals : 3.03%
Allergan plc	10,382	1,387,658
Bristol-Myers Squibb Company	53,449	2,778,279
Eli Lilly & Company	30,873	3,572,624
Johnson & Johnson	87,826	11,333,945
Merck & Company Incorporated	85,154	6,506,617
Mylan NV †	16,885	462,649
Nektar Therapeutics †	5,667	186,274
Perrigo Company plc	4,093	158,604
Pfizer Incorporated	189,293	8,262,639
Zoetis Incorporated	15,732	1,345,715
		35,995,004

Industrials : 5.33%
Aerospace & Defense : 1.45%
Arconic Incorporated	14,083	237,439
General Dynamics Corporation	9,116	1,433,126
Harris Corporation	3,852	518,672
Huntington Ingalls Industries Incorporated	1,406	267,576
L-3 Technologies Incorporated	2,576	447,348
Lockheed Martin Corporation	8,103	2,121,690
Northrop Grumman Corporation	5,685	1,392,257
Raytheon Company	9,318	1,428,915
Textron Incorporated	7,955	365,850
The Boeing Company	17,295	5,577,638
TransDigm Group Incorporated †	1,589	540,355
United Technologies Corporation	26,576	2,829,812
		17,160,678

Air Freight & Logistics : 0.36%
C.H. Robinson Worldwide Incorporated	4,503	378,657
Expeditors International of Washington Incorporated	5,651	384,777
FedEx Corporation	7,938	1,280,638
United Parcel Service Incorporated Class B	22,766	2,220,368
		4,264,440

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Airlines : 0.26%
Alaska Air Group Incorporated	4,037	$245,651
American Airlines Group Incorporated	13,423	431,013
Delta Air Lines Incorporated	20,430	1,019,457
Southwest Airlines Company	16,572	770,267
United Continental Holdings Incorporated †	7,494	627,473
		3,093,861

Building Products : 0.15%
A.O. Smith Corporation	4,711	201,160
Allegion plc	3,112	248,058
Fortune Brands Home & Security Incorporated	4,630	175,894
Johnson Controls International plc	30,260	897,209
Masco Corporation	10,003	292,488
		1,814,809

Commercial Services & Supplies : 0.22%
Cintas Corporation	2,835	476,252
Copart Incorporated †	6,743	322,181
Republic Services Incorporated	7,120	513,281
Rollins Incorporated	4,823	174,110
Waste Management Incorporated	12,845	1,143,077
		2,628,901

Construction & Engineering : 0.04%
Fluor Corporation	4,606	148,313
Jacobs Engineering Group Incorporated	3,915	228,871
Quanta Services Incorporated	4,782	143,938
		521,122

Electrical Equipment : 0.28%
AMETEK Incorporated	7,601	514,588
Eaton Corporation plc	14,192	974,423
Emerson Electric Company	20,504	1,225,114
Rockwell Automation Incorporated	3,951	594,546
		3,308,671

Industrial Conglomerates : 0.83%
3M Company	19,067	3,633,026
General Electric Company	284,836	2,156,209
Honeywell International Incorporated	24,242	3,202,853
Roper Industries Incorporated	3,387	902,703
		9,894,791

Machinery : 0.89%
Caterpillar Incorporated	19,323	2,455,374
Cummins Incorporated	4,837	646,417
Deere & Company	10,533	1,571,208
Dover Corporation	4,791	339,921
Flowserve Corporation	4,284	162,878
Fortive Corporation	9,624	651,160
Illinois Tool Works Incorporated	9,996	1,266,393
Ingersoll-Rand plc	8,044	733,854
Paccar Incorporated	11,442	653,796
Parker-Hannifin Corporation	4,334	646,373
Pentair plc	5,229	197,552
Snap-on Incorporated	1,823	264,864
Stanley Black & Decker Incorporated	4,946	592,234
Xylem Incorporated	5,885	392,647
		10,574,671

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Professional Services : 0.17%
Equifax Incorporated	3,948	$367,677
IHS Markit Limited †	11,746	563,456
Nielsen Holdings plc	11,624	271,188
Robert Half International Incorporated	3,978	227,542
Verisk Analytics Incorporated †	5,390	587,726
		2,017,589

Road & Rail : 0.58%
CSX Corporation	26,269	1,632,093
J.B. Hunt Transport Services Incorporated	2,860	266,094
Kansas City Southern	3,330	317,849
Norfolk Southern Corporation	8,919	1,333,747
Union Pacific Corporation	24,127	3,335,075
		6,884,858

Trading Companies & Distributors : 0.10%
Fastenal Company	9,400	491,526
United Rentals Incorporated †	2,655	272,217
W.W. Grainger Incorporated	1,494	421,846
		1,185,589

Information Technology : 11.67%
Communications Equipment : 0.67%
Arista Networks Incorporated †	1,704	359,033
Cisco Systems Incorporated	147,229	6,379,433
F5 Networks Incorporated †	1,985	321,630
Juniper Networks Incorporated	11,302	304,137
Motorola Solutions Incorporated	5,355	616,039
		7,980,272

Electronic Equipment, Instruments & Components : 0.27%
Amphenol Corporation Class A	9,867	799,424
Corning Incorporated	26,210	791,804
FLIR Systems Incorporated	4,530	197,236
IPG Photonics Corporation †	1,170	132,549
Keysight Technologies Incorporated †	6,137	380,985
TE Connectivity Limited	11,233	849,552
		3,151,550

IT Services : 2.78%
Accenture plc Class A	20,874	2,943,443
Akamai Technologies Incorporated †	5,332	325,679
Alliance Data Systems Corporation	1,534	230,223
Automatic Data Processing Incorporated	14,334	1,879,474
Broadridge Financial Solutions Incorporated	3,823	367,964
Cognizant Technology Solutions Corporation Class A	18,961	1,203,644
DXC Technology Company	9,173	487,728
Fidelity National Information Services Incorporated	10,724	1,099,746
Fiserv Incorporated †	13,048	958,898
FleetCor Technologies Incorporated †	2,903	539,145
Gartner Incorporated †	2,976	380,452
Global Payments Incorporated	5,181	534,317
International Business Machines Corporation	29,760	3,382,819
Jack Henry & Associates Incorporated	2,531	320,222
MasterCard Incorporated Class A	29,755	5,613,281
Paychex Incorporated	10,465	681,795
PayPal Holdings Incorporated †	38,587	3,244,781
The Western Union Company	14,500	247,370
Total System Services Incorporated	5,496	446,770
VeriSign Incorporated †	3,483	516,494

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
IT Services (continued)
Visa Incorporated Class A	57,543	$7,592,223
		32,996,468

Semiconductors & Semiconductor Equipment : 2.16%
Advanced Micro Devices Incorporated †	28,800	531,648
Analog Devices Incorporated	12,121	1,040,345
Applied Materials Incorporated	32,189	1,053,868
Broadcom Incorporated	13,539	3,442,697
Intel Corporation	149,457	7,014,017
KLA-Tencor Corporation	5,012	448,524
Lam Research Corporation	5,082	692,016
Maxim Integrated Products Incorporated	9,072	461,311
Microchip Technology Incorporated «	7,745	557,020
Micron Technology Incorporated †	36,679	1,163,825
NVIDIA Corporation	19,975	2,666,663
Qorvo Incorporated †	4,090	248,386
QUALCOMM Incorporated	39,694	2,258,986
Skyworks Solutions Incorporated	5,813	389,587
Texas Instruments Incorporated	31,455	2,972,498
Xilinx Incorporated	8,286	705,719
		25,647,110

Software : 3.58%
Adobe Systems Incorporated †	15,984	3,616,220
Ansys Incorporated †	2,736	391,084
Autodesk Incorporated †	7,171	922,262
Cadence Design Systems Incorporated †	9,239	401,712
Citrix Systems Incorporated	4,192	429,512
Fortinet Incorporated †	4,742	333,979
Intuit Incorporated	8,499	1,673,028
Microsoft Corporation	253,098	25,707,164
Oracle Corporation	83,443	3,767,451
Red Hat Incorporated †	5,788	1,016,604
Salesforce.com Incorporated †	25,051	3,431,235
Symantec Corporation	20,921	395,302
Synopsys Incorporated †	4,887	411,681
		42,497,234

Technology Hardware, Storage & Peripherals : 2.21%
Apple Incorporated	147,627	23,286,683
Hewlett Packard Enterprise Company	46,598	615,560
HP Incorporated	51,818	1,060,196
NetApp Incorporated	8,248	492,158
Seagate Technology plc	8,528	329,096
Western Digital Corporation	9,477	350,365
Xerox Corporation	6,789	134,151
		26,268,209

Materials : 1.59%
Chemicals : 1.21%
Air Products & Chemicals Incorporated	7,188	1,150,439
Albemarle Corporation «	3,478	268,049
Celanese Corporation Series A	4,379	393,979
CF Industries Holdings Incorporated	7,558	328,849
DowDuPont Incorporated	75,130	4,017,952
Eastman Chemical Company	4,586	335,282
Ecolab Incorporated	8,324	1,226,541
FMC Corporation	4,409	326,090
International Flavors & Fragrances Incorporated	3,317	445,374
Linde plc	18,044	2,815,586
LyondellBasell Industries NV Class A	10,302	856,714
PPG Industries Incorporated	7,855	803,017
The Mosaic Company	11,613	339,216

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Chemicals (continued)
The Sherwin-Williams Company	2,698	$1,061,555
		14,368,643

Construction Materials : 0.07%
Martin Marietta Materials Incorporated	2,053	352,849
Vulcan Materials Company	4,324	427,211
		780,060

Containers & Packaging : 0.17%
Avery Dennison Corporation	2,839	255,027
Ball Corporation	11,107	510,700
International Paper Company	13,262	535,254
Packaging Corporation of America	3,094	258,225
Sealed Air Corporation	5,138	179,008
WestRock Company	8,302	313,484
		2,051,698

Metals & Mining : 0.14%
Freeport-McMoRan Incorporated	47,451	489,220
Newmont Mining Corporation	17,442	604,365
Nucor Corporation	10,279	532,555
		1,626,140

Real Estate : 1.72%
Equity REITs : 1.68%
Alexandria Real Estate Equities Incorporated	3,520	405,645
American Tower Corporation	14,424	2,281,733
Apartment Investment & Management Company Class A	5,097	223,656
AvalonBay Communities Incorporated	4,526	787,750
Boston Properties Incorporated	5,057	569,165
Crown Castle International Corporation	13,584	1,475,630
Digital Realty Trust Incorporated	6,754	719,639
Duke Realty Corporation	11,734	303,911
Equinix Incorporated	2,632	927,938
Equity Residential	12,064	796,345
Essex Property Trust Incorporated	2,163	530,389
Extra Space Storage Incorporated	4,143	374,859
Federal Realty Investment Trust	2,418	285,421
HCP Incorporated	15,635	436,686
Host Hotels & Resorts Incorporated	24,300	405,081
Iron Mountain Incorporated	9,372	303,747
Kimco Realty Corporation	13,799	202,155
Mid-America Apartment Communities Incorporated	3,728	356,770
Prologis Incorporated	20,615	1,210,513
Public Storage Incorporated	4,910	993,833
Realty Income Corporation	9,663	609,156
Regency Centers Corporation	5,548	325,557
SBA Communications Corporation †	3,710	600,612
Simon Property Group Incorporated	10,128	1,701,403
SL Green Realty Corporation	2,792	220,791
The Macerich Company	3,464	149,922
UDR Incorporated	9,023	357,491
Ventas Incorporated	11,673	683,921
Vornado Realty Trust	5,670	351,710
Welltower Incorporated	12,301	853,812
Weyerhaeuser Company	24,534	536,313
		19,981,554

Real Estate Management & Development : 0.04%
CBRE Group Incorporated Class A †	10,381	415,655

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name			Shares	Value
Utilities : 1.95%
Electric Utilities : 1.20%
Alliant Energy Corporation			7,726	$326,424
American Electric Power Company Incorporated			16,147	1,206,827
Duke Energy Corporation			23,345	2,014,674
Edison International			10,669	605,679
Entergy Corporation			5,932	510,567
Evergy Incorporated			8,627	489,755
Eversource Energy			10,377	674,920
Exelon Corporation			31,666	1,428,137
FirstEnergy Corporation			15,910	597,421
NextEra Energy Incorporated			15,650	2,720,283
PG&E Corporation †			16,984	403,370
Pinnacle West Capital Corporation			3,670	312,684
PPL Corporation			23,583	668,106
The Southern Company			33,693	1,479,797
Xcel Energy Incorporated			16,832	829,313
				14,267,957

Independent Power & Renewable Electricity Producers : 0.06%
AES Corporation			21,688	313,608
NRG Energy Incorporated			9,494	375,962
				689,570

Multi-Utilities : 0.65%
Ameren Corporation			8,000	521,840
CenterPoint Energy Incorporated			16,412	463,311
CMS Energy Corporation			9,278	460,653
Consolidated Edison Incorporated			10,200	779,892
Dominion Energy Incorporated			24,622	1,759,488
DTE Energy Company			5,957	657,057
NiSource Incorporated			11,896	301,564
Public Service Enterprise Group Incorporated			16,551	861,480
SCANA Corporation			4,611	220,314
Sempra Energy			8,961	969,491
WEC Energy Group Incorporated			10,332	715,594
				7,710,684

Water Utilities : 0.04%
American Water Works Company Incorporated			5,913	536,723

Total Common Stocks (Cost $353,873,323)				689,228,422

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities : 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA (1 Month LIBOR +0.33%) ±	2.84%	12-25-2034	$10,796	10,281

Total Non-Agency Mortgage-Backed Securities (Cost $10,796)				10,281

U.S. Treasury Securities : 40.30%
U.S. Treasury Bond	2.13	9-30-2024	1,844,000	1,802,036
U.S. Treasury Bond	2.13	11-30-2024	1,852,000	1,807,816
U.S. Treasury Bond	2.25	8-15-2046	2,681,000	2,295,664
U.S. Treasury Bond	2.50	2-15-2045	2,860,000	2,596,741
U.S. Treasury Bond	2.50	2-15-2046	2,659,000	2,405,069
U.S. Treasury Bond	2.50	5-15-2046	2,643,000	2,388,000
U.S. Treasury Bond	2.75	8-15-2042	1,340,000	1,285,009
U.S. Treasury Bond	2.75	11-15-2042	1,781,000	1,705,915
U.S. Treasury Bond	2.75	8-15-2047	2,582,000	2,449,732
U.S. Treasury Bond	2.75	11-15-2047	2,602,000	2,466,445
U.S. Treasury Bond	2.88	5-15-2028	4,464,000	4,535,791
U.S. Treasury Bond	2.88	5-15-2043	2,534,000	2,478,152
U.S. Treasury Bond	2.88	8-15-2045	2,862,000	2,792,632

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	2.88%	11-15-2046	$2,645,000	$2,576,388
U.S. Treasury Bond	3.00	5-15-2042	904,000	906,554
U.S. Treasury Bond	3.00	11-15-2044	2,772,000	2,772,792
U.S. Treasury Bond	3.00	5-15-2045	2,864,000	2,863,698
U.S. Treasury Bond	3.00	11-15-2045	2,835,000	2,834,249
U.S. Treasury Bond	3.00	2-15-2047	2,651,000	2,648,259
U.S. Treasury Bond	3.00	5-15-2047	2,626,000	2,619,358
U.S. Treasury Bond	3.00	2-15-2048	2,812,000	2,801,842
U.S. Treasury Bond	3.00	8-15-2048	2,099,000	2,092,690
U.S. Treasury Bond	3.13	11-15-2041	846,000	867,651
U.S. Treasury Bond	3.13	2-15-2042	1,066,000	1,093,092
U.S. Treasury Bond	3.13	2-15-2043	1,783,000	1,821,922
U.S. Treasury Bond	3.13	8-15-2044	2,827,000	2,891,038
U.S. Treasury Bond	3.13	5-15-2048	2,895,000	2,955,046
U.S. Treasury Bond	3.38	5-15-2044	2,936,000	3,132,586
U.S. Treasury Bond	3.50	2-15-2039	731,000	800,650
U.S. Treasury Bond	3.63	8-15-2043	2,200,000	2,439,405
U.S. Treasury Bond	3.63	2-15-2044	2,898,000	3,215,787
U.S. Treasury Bond	3.75	8-15-2041	929,000	1,049,714
U.S. Treasury Bond	3.75	11-15-2043	2,870,000	3,246,990
U.S. Treasury Bond	3.88	8-15-2040	946,000	1,087,954
U.S. Treasury Bond	4.25	5-15-2039	681,000	822,642
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,182,427
U.S. Treasury Bond	4.38	2-15-2038	381,000	467,254
U.S. Treasury Bond	4.38	11-15-2039	757,000	929,394
U.S. Treasury Bond	4.38	5-15-2040	1,078,000	1,325,252
U.S. Treasury Bond	4.38	5-15-2041	842,000	1,037,917
U.S. Treasury Bond	4.50	2-15-2036	837,000	1,032,550
U.S. Treasury Bond	4.50	5-15-2038	428,000	533,380
U.S. Treasury Bond	4.50	8-15-2039	721,000	899,714
U.S. Treasury Bond	4.63	2-15-2040	1,276,000	1,619,417
U.S. Treasury Bond	4.75	2-15-2037	264,000	336,801
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,402,876
U.S. Treasury Bond	5.00	5-15-2037	375,000	492,691
U.S. Treasury Bond	5.25	11-15-2028	479,000	583,770
U.S. Treasury Bond	5.25	2-15-2029	349,000	426,840
U.S. Treasury Bond	5.38	2-15-2031	752,000	955,847
U.S. Treasury Bond	5.50	8-15-2028	369,000	456,152
U.S. Treasury Bond	6.13	11-15-2027	525,000	667,473
U.S. Treasury Bond	6.13	8-15-2029	293,000	384,532
U.S. Treasury Bond	6.25	5-15-2030	478,000	641,379
U.S. Treasury Bond	6.38	8-15-2027	224,000	288,018
U.S. Treasury Bond	6.88	8-15-2025	224,000	282,179
U.S. Treasury Note	2.88	9-30-2023	2,444,000	2,483,622
U.S. Treasury Note	1.13	3-31-2020	1,987,000	1,952,393
U.S. Treasury Note	1.13	4-30-2020	1,330,000	1,304,895
U.S. Treasury Note	1.13	2-28-2021	3,264,000	3,169,153
U.S. Treasury Note	1.13	6-30-2021	3,343,000	3,235,046
U.S. Treasury Note	1.13	7-31-2021	2,232,000	2,156,296
U.S. Treasury Note	1.13	8-31-2021	2,233,000	2,155,118
U.S. Treasury Note	1.13	9-30-2021	2,188,000	2,110,101
U.S. Treasury Note	1.25	1-31-2020	3,442,000	3,392,216
U.S. Treasury Note	1.25	2-29-2020	1,745,000	1,718,106
U.S. Treasury Note	1.25	3-31-2021	3,250,000	3,163,082
U.S. Treasury Note	1.25	10-31-2021	2,188,000	2,114,843
U.S. Treasury Note	1.25	7-31-2023	1,829,000	1,729,733
U.S. Treasury Note	1.38	1-15-2020	1,638,000	1,617,324
U.S. Treasury Note	1.38	1-31-2020	2,293,000	2,262,969
U.S. Treasury Note	1.38	2-15-2020	1,667,000	1,643,987
U.S. Treasury Note	1.38	2-29-2020	3,442,000	3,393,793
U.S. Treasury Note	1.38	3-31-2020	3,442,000	3,391,329
U.S. Treasury Note	1.38	4-30-2020	3,442,000	3,388,861
U.S. Treasury Note	1.38	5-31-2020	1,380,000	1,357,649
U.S. Treasury Note	1.38	8-31-2020	3,350,000	3,286,399
U.S. Treasury Note	1.38	9-15-2020	1,598,000	1,567,583
U.S. Treasury Note	1.38	9-30-2020	3,356,000	3,289,593
U.S. Treasury Note	1.38	10-31-2020	3,178,000	3,112,933
U.S. Treasury Note	1.38	1-31-2021	3,192,000	3,118,170

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.38%	4-30-2021	$3,245,000	$3,164,334
U.S. Treasury Note	1.38	5-31-2021	3,248,000	3,164,003
U.S. Treasury Note	1.38	6-30-2023	1,733,000	1,649,995
U.S. Treasury Note	1.38	8-31-2023	1,817,000	1,727,167
U.S. Treasury Note	1.38	9-30-2023	1,778,000	1,687,993
U.S. Treasury Note	1.50	4-15-2020	1,675,000	1,652,620
U.S. Treasury Note	1.50	5-15-2020	1,678,000	1,654,048
U.S. Treasury Note	1.50	5-31-2020	3,442,000	3,391,228
U.S. Treasury Note	1.50	6-15-2020	1,680,000	1,655,466
U.S. Treasury Note	1.50	7-15-2020	1,683,000	1,656,488
U.S. Treasury Note	1.50	8-15-2020	1,684,000	1,656,256
U.S. Treasury Note	1.50	1-31-2022	1,625,000	1,578,548
U.S. Treasury Note	1.50	2-28-2023	1,635,000	1,570,863
U.S. Treasury Note	1.50	3-31-2023	1,679,000	1,611,745
U.S. Treasury Note	1.50	8-15-2026	4,143,000	3,824,458
U.S. Treasury Note	1.63	3-15-2020	1,667,000	1,648,331
U.S. Treasury Note	1.63	6-30-2020	3,442,000	3,395,203
U.S. Treasury Note	1.63	7-31-2020	3,213,000	3,167,123
U.S. Treasury Note	1.63	10-15-2020	1,591,000	1,565,964
U.S. Treasury Note	1.63	11-30-2020	2,166,000	2,129,892
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,212,757
U.S. Treasury Note	1.63	8-31-2022	2,373,000	2,301,844
U.S. Treasury Note	1.63	11-15-2022	2,108,000	2,040,797
U.S. Treasury Note	1.63	4-30-2023	1,711,000	1,649,867
U.S. Treasury Note	1.63	5-31-2023	1,714,000	1,651,271
U.S. Treasury Note	1.63	10-31-2023	1,824,000	1,750,596
U.S. Treasury Note	1.63	2-15-2026	4,269,000	3,998,347
U.S. Treasury Note	1.63	5-15-2026	4,111,000	3,841,269
U.S. Treasury Note	1.75	10-31-2020	1,585,000	1,563,073
U.S. Treasury Note	1.75	11-15-2020	1,588,000	1,565,516
U.S. Treasury Note	1.75	12-31-2020	3,353,000	3,304,493
U.S. Treasury Note	1.75	11-30-2021	2,003,000	1,962,513
U.S. Treasury Note	1.75	2-28-2022	1,637,000	1,601,275
U.S. Treasury Note	1.75	3-31-2022	1,640,000	1,603,195
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,574,637
U.S. Treasury Note	1.75	5-15-2022	1,448,000	1,413,990
U.S. Treasury Note	1.75	5-31-2022	2,343,000	2,287,336
U.S. Treasury Note	1.75	6-30-2022	2,347,000	2,290,157
U.S. Treasury Note	1.75	9-30-2022	1,771,000	1,724,273
U.S. Treasury Note	1.75	1-31-2023	1,684,000	1,635,320
U.S. Treasury Note	1.75	5-15-2023	3,117,000	3,020,350
U.S. Treasury Note	1.88	6-30-2020	1,888,000	1,869,116
U.S. Treasury Note	1.88	12-15-2020	1,619,000	1,599,389
U.S. Treasury Note	1.88	11-30-2021	1,649,000	1,621,852
U.S. Treasury Note	1.88	1-31-2022	2,358,000	2,315,924
U.S. Treasury Note	1.88	2-28-2022	2,348,000	2,305,289
U.S. Treasury Note	1.88	3-31-2022	2,371,000	2,326,495
U.S. Treasury Note	1.88	4-30-2022	2,376,000	2,330,488
U.S. Treasury Note	1.88	5-31-2022	1,795,000	1,759,647
U.S. Treasury Note	1.88	7-31-2022	2,337,000	2,288,541
U.S. Treasury Note	1.88	8-31-2022	1,754,000	1,716,479
U.S. Treasury Note	1.88	9-30-2022	2,248,000	2,199,138
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,613,183
U.S. Treasury Note	1.88	8-31-2024	1,968,000	1,899,276
U.S. Treasury Note	2.00	1-31-2020	1,760,000	1,748,500
U.S. Treasury Note	2.00	7-31-2020	1,306,000	1,295,106
U.S. Treasury Note	2.00	9-30-2020	2,093,000	2,074,148
U.S. Treasury Note	2.00	11-30-2020	2,266,000	2,244,598
U.S. Treasury Note	2.00	1-15-2021	1,617,000	1,600,371
U.S. Treasury Note	2.00	2-28-2021	2,421,000	2,395,375
U.S. Treasury Note	2.00	5-31-2021	1,559,000	1,541,456
U.S. Treasury Note	2.00	8-31-2021	1,641,000	1,620,430
U.S. Treasury Note	2.00	10-31-2021	1,649,000	1,627,681
U.S. Treasury Note	2.00	11-15-2021	2,485,000	2,452,703
U.S. Treasury Note	2.00	12-31-2021	2,300,000	2,268,469
U.S. Treasury Note	2.00	2-15-2022	1,679,000	1,655,341
U.S. Treasury Note	2.00	7-31-2022	1,778,000	1,748,703
U.S. Treasury Note	2.00	10-31-2022	2,238,000	2,198,379
U.S. Treasury Note	2.00	11-30-2022	4,261,000	4,183,578

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.00%	2-15-2023	$3,077,000	$3,017,127
U.S. Treasury Note	2.00	4-30-2024	1,930,000	1,879,001
U.S. Treasury Note	2.00	5-31-2024	1,934,000	1,881,714
U.S. Treasury Note	2.00	6-30-2024	1,939,000	1,885,546
U.S. Treasury Note	2.00	2-15-2025	4,486,000	4,339,995
U.S. Treasury Note	2.00	8-15-2025	4,495,000	4,334,958
U.S. Treasury Note	2.00	11-15-2026	4,255,000	4,064,611
U.S. Treasury Note	2.13	8-31-2020	1,477,000	1,467,016
U.S. Treasury Note	2.13	1-31-2021	1,409,000	1,397,873
U.S. Treasury Note	2.13	6-30-2021	1,516,000	1,503,224
U.S. Treasury Note	2.13	8-15-2021	2,440,000	2,417,493
U.S. Treasury Note	2.13	9-30-2021	1,633,000	1,617,342
U.S. Treasury Note	2.13	12-31-2021	1,626,000	1,609,934
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,595,821
U.S. Treasury Note	2.13	12-31-2022	4,298,000	4,237,570
U.S. Treasury Note	2.13	11-30-2023	1,638,000	1,608,341
U.S. Treasury Note	2.13	2-29-2024	1,960,000	1,922,320
U.S. Treasury Note	2.13	3-31-2024	1,961,000	1,922,255
U.S. Treasury Note	2.13	7-31-2024	1,927,000	1,885,121
U.S. Treasury Note	2.13	5-15-2025	4,466,000	4,347,037
U.S. Treasury Note	2.25	2-29-2020	1,913,000	1,905,262
U.S. Treasury Note	2.25	2-15-2021	1,767,000	1,757,056
U.S. Treasury Note	2.25	3-31-2021	1,440,000	1,432,310
U.S. Treasury Note	2.25	4-30-2021	1,514,000	1,506,641
U.S. Treasury Note	2.25	7-31-2021	2,618,000	2,603,135
U.S. Treasury Note	2.25	12-31-2023	1,886,000	1,861,999
U.S. Treasury Note	2.25	1-31-2024	1,914,000	1,888,994
U.S. Treasury Note	2.25	10-31-2024	1,882,000	1,850,745
U.S. Treasury Note	2.25	11-15-2024	4,492,000	4,414,978
U.S. Treasury Note	2.25	12-31-2024	1,911,000	1,877,761
U.S. Treasury Note	2.25	11-15-2025	4,512,000	4,414,401
U.S. Treasury Note	2.25	2-15-2027	4,295,000	4,173,625
U.S. Treasury Note	2.25	8-15-2027	4,252,000	4,118,101
U.S. Treasury Note	2.25	11-15-2027	4,284,000	4,141,412
U.S. Treasury Note	2.38	12-31-2020	1,317,000	1,313,790
U.S. Treasury Note	2.38	1-31-2023	2,325,000	2,314,372
U.S. Treasury Note	2.38	8-15-2024	4,465,000	4,424,159
U.S. Treasury Note	2.38	5-15-2027	4,355,000	4,267,018
U.S. Treasury Note	2.50	3-31-2023	2,278,000	2,278,317
U.S. Treasury Note	2.50	8-15-2023	2,662,000	2,661,110
U.S. Treasury Note	2.50	5-15-2024	4,360,000	4,351,945
U.S. Treasury Note	2.50	1-31-2025	1,936,000	1,928,702
U.S. Treasury Note	2.63	8-15-2020	3,367,000	3,371,366
U.S. Treasury Note	2.63	11-15-2020	5,315,000	5,323,823
U.S. Treasury Note	2.63	2-28-2023	2,359,000	2,371,052
U.S. Treasury Note	2.63	6-30-2023	2,304,000	2,315,956
U.S. Treasury Note	2.63	3-31-2025	1,884,000	1,889,961
U.S. Treasury Note	2.75	4-30-2023	2,279,000	2,302,443
U.S. Treasury Note	2.75	5-31-2023	2,334,000	2,359,445
U.S. Treasury Note	2.75	7-31-2023	2,347,000	2,371,989
U.S. Treasury Note	2.75	8-31-2023	2,402,000	2,428,863
U.S. Treasury Note	2.75	11-15-2023	3,936,000	3,978,833
U.S. Treasury Note	2.75	2-15-2024	3,410,000	3,446,322
U.S. Treasury Note	2.75	2-28-2025	1,955,000	1,975,102
U.S. Treasury Note	2.75	6-30-2025	1,959,000	1,979,314
U.S. Treasury Note	2.75	8-31-2025	2,020,000	2,040,453
U.S. Treasury Note	2.75	2-15-2028	3,068,000	3,086,113
U.S. Treasury Note	2.88	4-30-2025	1,884,000	1,917,105
U.S. Treasury Note	2.88	5-31-2025	1,939,000	1,972,907
U.S. Treasury Note	2.88	7-31-2025	1,949,000	1,983,744
U.S. Treasury Note	2.88	8-15-2028	3,133,000	3,183,678
U.S. Treasury Note	3.00	9-30-2025	1,994,000	2,045,967
U.S. Treasury Note	3.13	5-15-2021	1,657,000	1,681,316
U.S. Treasury Note	3.50	5-15-2020	2,864,000	2,899,527
U.S. Treasury Note	3.63	2-15-2020	2,648,000	2,676,713
U.S. Treasury Note	3.63	2-15-2021	2,765,000	2,828,383
U.S. Treasury Note	6.00	2-15-2026	445,000	543,163
U.S. Treasury Note	6.25	8-15-2023	378,000	439,062

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		6.50%	11-15-2026	$296,000	$377,409
U.S. Treasury Note		6.63	2-15-2027	215,000	277,745
U.S. Treasury Note		6.75	8-15-2026	221,000	284,262
U.S. Treasury Note		7.13	2-15-2023	260,000	306,556
U.S. Treasury Note		7.25	8-15-2022	261,000	303,579
U.S. Treasury Note		7.50	11-15-2024	240,000	304,166
U.S. Treasury Note		7.63	11-15-2022	140,000	166,250
U.S. Treasury Note		7.63	2-15-2025	216,000	277,421
U.S. Treasury Note		7.88	2-15-2021	180,000	199,776
U.S. Treasury Note		8.00	11-15-2021	511,000	588,231
U.S. Treasury Note		8.13	5-15-2021	181,000	204,101
U.S. Treasury Note		8.13	8-15-2021	175,000	199,798
U.S. Treasury Note		8.50	2-15-2020	162,000	172,445
U.S. Treasury Note		8.75	5-15-2020	130,000	140,722
U.S. Treasury Note		8.75	8-15-2020	288,000	315,945
Total U.S. Treasury Securities (Cost $482,441,949)					478,605,760

		Yield		Shares
Short-Term Investments : 2.10%
Investment Companies : 1.52%
Securities Lending Cash Investments LLC (l)(r)(u)		2.38		942,155	942,249
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33		17,150,418	17,150,418
					18,092,667

				Principal
U.S. Treasury Securities : 0.58%
U.S. Treasury Bill (z)#		2.02	1-17-2019	$6,822,000	6,815,408

Total Short-Term Investments (Cost $24,908,097)					24,908,075

Total investments in securities (Cost $861,276,022)	100.44%				1,192,800,971
Other assets and liabilities, net	(0.44)				(5,177,520)

Total net assets	100.00%				$1,187,623,451

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	965	3-15-2019	$124,560,417	$120,875,900	$0	$(3,684,517)
Short
10-Year U.S. Treasury Notes	(369)	3-20-2019	(44,714,867)	(45,023,766)	0	(308,899)

					$0	$(3,993,416)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stock
Financials
Banks
Wells Fargo & Company	140,237	3,852	5,356	138,733	$6,392,817	0.54%
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	1,344,731	7,340,012	7,742,588	942,155	942,249
Wells Fargo Government Money Market Fund Select Class	15,043,298	62,166,103	60,058,983	17,150,418	17,150,418
					18,092,667	1.52

					$24,485,484	2.06%

Wells Fargo Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$48,433	$0	$48,433
Common stocks
Communication services	69,702,182	0	0	69,702,182
Consumer discretionary	68,449,973	0	0	68,449,973
Consumer staples	51,019,103	0	0	51,019,103
Energy	36,600,939	0	0	36,600,939
Financials	92,105,590	0	0	92,105,590
Health care	107,031,128	0	0	107,031,128
Industrials	63,349,980	0	0	63,349,980
Information technology	138,540,843	0	0	138,540,843
Materials	18,826,541	0	0	18,826,541
Real estate	20,397,209	0	0	20,397,209
Utilities	23,204,934	0	0	23,204,934
Non-agency mortgage-backed securities	0	10,281	0	10,281
U.S. Treasury securities	478,605,760	0	0	478,605,760
Short-term investments
Investment companies	17,150,418	942,249	0	18,092,667
U.S. Treasury securities	6,815,408	0	0	6,815,408

Total assets	$1,191,800,008	$1,000,963	$0	$1,192,800,971
Liabilities
Futures contracts	$3,993,416	$0	$0	$3,993,416

Total liabilities	$3,993,416	$0	$0	$3,993,416

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of December 31, 2018, the Fund had segregated $4,818,809 as cash collateral for these open futures contracts.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 93.36%
Communication Services : 1.38%
Diversified Telecommunication Services : 0.13%
Consolidated Communications Holdings Incorporated «	297,523	$2,939,527

Media : 1.25%
A.H. Belo Corporation Class A (l)	1,658,289	5,588,434
Gannett Company Incorporated	1,221,321	10,417,868
New Media Investment Group Incorporated	970,939	11,233,764
		27,240,066

Consumer Discretionary : 8.70%
Diversified Consumer Services : 0.15%
Liberty Tax Incorporated «	274,046	3,214,560

Hotels, Restaurants & Leisure : 5.63%
Denny’s Corporation (l)†	3,207,410	51,992,116
DineEquity Incorporated	681,500	45,892,210
The Wendy’s Company	1,618,600	25,266,346
		123,150,672

Household Durables : 1.38%
Dixie Group Incorporated †	616,935	433,644
Helen of Troy Limited †	210,100	27,560,918
Skyline Champion Corporation	143,986	2,115,154
		30,109,716

Specialty Retail : 0.29%
Christopher & Banks Corporation «†	1,086,348	505,369
The Buckle Incorporated «	304,220	5,883,615
		6,388,984

Textiles, Apparel & Luxury Goods : 1.25%
Delta Apparel Incorporated (l)†	517,692	8,919,833
Steven Madden Limited	609,400	18,440,444
		27,360,277

Consumer Staples : 8.29%
Beverages : 1.00%
Cott Corporation	1,576,700	21,979,198

Food Products : 4.34%
Hostess Brands Incorporated †	1,392,623	15,235,296
J & J Snack Foods Corporation	181,800	26,286,462
Nomad Foods Limited †	2,225,730	37,214,206
TreeHouse Foods Incorporated †	316,085	16,028,670
		94,764,634

Household Products : 2.95%
Central Garden & Pet Company «(l)†	721,522	24,856,433
Central Garden & Pet Company Class A †	546,233	17,069,781

1

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Special Small Cap Value Fund

Security name	Shares	Value
Household Products (continued)
Spectrum Brands Holdings Incorporated	533,901	$22,557,317
		64,483,531

Energy : 3.59%
Energy Equipment & Services : 1.89%
C&J Energy Services Incorporated †	533,774	7,205,949
Forum Energy Technologies Incorporated †	524,600	2,166,598
Oil States International Incorporated †	594,900	8,495,172
Patterson-UTI Energy Incorporated	1,868,710	19,341,149
Tetra Technologies Incorporated †	2,398,600	4,029,648
		41,238,516

Oil, Gas & Consumable Fuels : 1.70%
Berry Petroleum Corporation «	563,242	4,928,368
Callon Petroleum Company †	826,400	5,363,336
Penn Virginia Corporation †	217,100	11,736,426
QEP Resources Incorporated †	2,681,400	15,096,282
		37,124,412

Financials : 19.06%
Banks : 11.02%
Associated Banc Corporation	1,571,300	31,096,027
First Citizens BancShares Corporation Class A	93,650	35,310,733
First Hawaiian Incorporated	934,300	21,031,093
Hancock Holding Company	721,545	25,001,534
IBERIABANK Corporation	395,200	25,403,456
Renasant Corporation	1,011,845	30,537,482
South State Corporation	371,500	22,271,425
UMB Financial Corporation	822,786	50,165,262
		240,817,012

Capital Markets : 2.99%
Apollo Investment Corporation «	949,330	11,771,692
Artisan Partners Asset Management Incorporated Class A	1,067,795	23,608,947
New Mountain Finance Corporation «	1,208,892	15,207,861
Westwood Holdings Group Incorporated	436,883	14,854,022
		65,442,522

Insurance : 4.28%
ProAssurance Corporation	749,600	30,403,776
Stewart Information Services Corporation	674,207	27,912,170
The Hanover Insurance Group Incorporated	159,891	18,670,472
White Mountains Insurance Group Limited	19,300	16,553,417
		93,539,835

Mortgage REITs : 0.77%
Apollo Commercial Real Estate Finance Incorporated	1,006,337	16,765,574

Health Care : 2.36%
Health Care Equipment & Supplies : 0.26%
Avanos Medical Incorporated †	126,000	5,643,540

Health Care Providers & Services : 0.51%
Hanger Incorporated †	586,580	11,115,691

2

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name	Shares	Value
Pharmaceuticals : 1.59%
Innoviva Incorporated †	834,502	$14,562,060
Prestige Brands Holdings Incorporated †	652,900	20,161,552
		34,723,612

Industrials : 22.17%
Building Products : 4.56%
CSW Industrials Incorporated †	749,569	36,241,661
Griffon Corporation	658,785	6,884,303
Quanex Building Products Corporation	1,147,553	15,595,245
Simpson Manufacturing Company Incorporated	757,295	40,992,378
		99,713,587

Commercial Services & Supplies : 4.99%
ACCO Brands Corporation	1,692,561	11,475,564
Brady Corporation Class A	513,709	22,325,793
Deluxe Corporation	626,231	24,072,320
Ennis Incorporated (l)	1,421,993	27,373,365
LSC Communications Incorporated	265,333	1,857,331
Viad Corporation	436,750	21,876,808
		108,981,181

Electrical Equipment : 2.87%
Atkore International Incorporated †	1,425,290	28,277,754
EnerSys	375,735	29,160,793
nVent Electric plc	229,500	5,154,570
		62,593,117

Machinery : 8.86%
Douglas Dynamics Incorporated	665,412	23,881,637
Franklin Electric Company Incorporated	1,000,736	42,911,560
Global Brass & Copper Holdings Incorporated	1,024,472	25,765,471
Hillenbrand Incorporated	623,444	23,647,231
Kadant Incorporated	265,384	21,618,181
Mueller Industries Incorporated	2,095,380	48,948,077
NN Incorporated	1,028,610	6,901,973
		193,674,130

Professional Services : 0.58%
Korn/Ferry International	321,632	12,717,329

Trading Companies & Distributors : 0.31%
Aircastle Limited	391,400	6,747,736

Information Technology : 10.47%
Communications Equipment : 1.07%
NETGEAR Incorporated †	449,802	23,403,198

Electronic Equipment, Instruments & Components : 4.88%
AVX Corporation	1,031,460	15,729,765
Badger Meter Incorporated	201,577	9,919,604
Belden Incorporated	519,568	21,702,355
Coherent Incorporated †	67,400	7,124,854
Novanta Incorporated †	577,960	36,411,480

3

Portfolio of investments — December 31, 2018 (unaudited)	Wells Fargo Special Small Cap Value Fund

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Orbotech Limited †	278,230	$15,731,124
		106,619,182

IT Services : 1.64%
Conduent Incorporated †	819,000	8,705,970
Maximus Incorporated	128,500	8,364,065
Sykes Enterprises Incorporated †	762,800	18,864,044
		35,934,079

Semiconductors & Semiconductor Equipment : 2.00%
Brooks Automation Incorporated	320,900	8,401,162
Cabot Microelectronics Corporation	292,913	27,929,255
DSP Group Incorporated †	659,148	7,382,458
		43,712,875

Software : 0.28%
Cision Limited †	514,801	6,023,172

Technology Hardware, Storage & Peripherals : 0.60%
Glassbridge Enterprises Incorporated «(l)†	305,421	45,202
NCR Corporation †	566,300	13,070,204
		13,115,406

Materials : 12.16%
Chemicals : 5.33%
Ferro Corporation †	429,005	6,726,798
Innospec Incorporated	770,367	47,577,866
PolyOne Corporation	576,401	16,485,069
PQ Group Holdings Incorporated †	566,273	8,386,503
Quaker Chemical Corporation	58,070	10,319,620
Sensient Technologies Corporation	483,968	27,029,613
		116,525,469

Construction Materials : 2.12%
Eagle Materials Incorporated	760,000	46,382,800

Containers & Packaging : 1.54%
Silgan Holdings Incorporated	1,423,742	33,628,786

Metals & Mining : 0.26%
Compass Minerals International Incorporated	136,800	5,703,192

Paper & Forest Products : 2.91%
Neenah Paper Incorporated	748,621	44,108,749
Schweitzer-Mauduit International Incorporated	773,287	19,370,839
		63,479,588

Real Estate : 2.53%
Equity REITs : 2.53%
Acadia Realty Trust	601,500	14,291,640
Pebblebrook Hotel Trust «	702,280	19,881,547
Washington REIT	917,657	21,106,111
		55,279,298

4

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — December 31, 2018 (unaudited)

Security name				Shares	Value
Utilities : 2.65%
Electric Utilities : 2.65%
Hawaiian Electric Industries Incorporated				1,045,454	$38,284,525
IDACORP Incorporated				211,900	19,719,414
					58,003,939

Total Common Stocks (Cost $2,187,740,386)					2,040,279,943

Exchange-Traded Funds : 0.66%
iShares Russell 2000 Index ETF				107,800	14,434,420
Total Exchange-Traded Funds (Cost $14,796,338)					14,434,420

		Dividend yield
Preferred Stocks : 0.42%
Industrials : 0.42%
Industrial Conglomerates : 0.42%
Steel Partners Holdings LP		7.07%		433,086	9,190,085

Total Preferred Stocks (Cost $9,851,725)					9,190,085

			Expiration date
Rights : 0.05%
Financials : 0.05%
Diversified Financial Services : 0.05%
Schulman Incorporated Class A †(a)‡			12/31/2099	593,658	1,133,887

Total Rights (Cost $1,133,887)					1,133,887

		Yield
Short-Term Investments : 6.10%
Investment Companies : 6.10%
Securities Lending Cash Investments LLC (l)(r)(u)		2.38		30,989,805	30,992,904
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33		102,305,940	102,305,940
Total Short-Term Investments (Cost $133,298,844)					133,298,844

Total investments in securities (Cost $2,346,821,180)	100.59%				2,198,337,179
Other assets and liabilities, net	(0.59)				(12,854,296)

Total net assets	100.00%				$2,185,482,883

«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Communication Services
Media
A.H. Belo Corporation Class A	1,423,589	234,700	0	1,658,289	$5,588,434
Consumer Discretionary
Hotels, Restaurants & Leisure
Denny’s Corporation	2,668,018	721,392	182,000	3,207,410	51,992,116
Textiles, Apparel & Luxury Goods
Delta Apparel Incorporated	459,492	58,200	0	517,692	8,919,833
Consumer Staples
Household Products
Central Garden & Pet Company	553,580	167,942	0	721,522	24,856,433
Industrials
Commercial Services & Supplies
Ennis Incorporated	1,320,620	155,473	54,100	1,421,993	27,373,365
Information Technology
Technology Hardware, Storage & Peripherals
Glassbridge Enterprises Incorporated	305,221	200	0	305,421	45,202
					118,775,383	5.44%

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	81,074,217	199,923,382	250,007,794	30,989,805	30,992,904
Wells Fargo Government Money Market Fund Select Class	139,485,748	635,197,459	672,377,267	102,305,940	102,305,940
					133,298,844	6.10

					$252,074,227	11.54%

Wells Fargo Special Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended, and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$30,179,593	$0	$0	$30,179,593
Consumer discretionary	190,224,209	0	0	190,224,209
Consumer staples	181,227,363	0	0	181,227,363
Energy	78,362,928	0	0	78,362,928
Financials	416,564,943	0	0	416,564,943
Health care	51,482,843	0	0	51,482,843
Industrials	484,427,080	0	0	484,427,080
Information technology	228,762,710	45,202	0	228,807,912
Materials	265,719,835	0	0	265,719,835
Real estate	55,279,298	0	0	55,279,298
Utilities	58,003,939	0	0	58,003,939
Exchange-traded funds	14,434,420	0	0	14,434,420
Preferred stocks
Industrials	9,190,085	0	0	9,190,085
Rights
Financials	0	0	1,133,887	1,133,887
Short-term investments
Investment companies	102,305,940	30,992,904	0	133,298,844

Total assets	$2,166,165,186	$31,038,106	$1,133,887	$2,198,337,179

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen President

Date:	February 22, 2019

By:	/s/ Nancy Wiser
Nancy Wiser Treasurer

Date:	February 22, 2019

By:	/s/ Jeremey DePalma
Jeremy DePalma Treasurer

Date:	February 22, 2019